UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

300 East Lombard Street Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2006

Date of reporting period: November 30, 2005

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.41%
AIRLINES – 0.49%
Qantas Airways Ltd.	766,992	$2,140,188
		2,140,188

APPAREL – 0.24%
Billabong International Ltd.	110,124	1,038,415

		1,038,415
BANKS – 28.20%
Australia & New Zealand Banking Group Ltd.	1,507,878	26,684,897
Commonwealth Bank of Australia	1,057,464	32,716,107
National Australia Bank Ltd.(1)	1,292,532	31,053,429
Suncorp-Metway Ltd.	451,896	6,622,522
Westpac Banking Corp. Ltd.	1,539,114	25,563,092

		122,640,047
BEVERAGES – 2.46%
Coca-Cola Amatil Ltd.	437,076	2,468,319
Foster’s Group Ltd.	1,652,430	6,910,210
Lion Nathan Ltd.	241,452	1,329,608

		10,708,137
BIOTECHNOLOGY – 0.55%
Sonic Healthcare Ltd.	213,294	2,368,043

		2,368,043
BUILDING MATERIALS – 3.68%
Boral Ltd.	480,168	2,917,804
CSR Ltd.	747,270	1,747,770
James Hardie Industries NV	384,750	2,394,938
Rinker Group Ltd.	772,008	8,959,579

		16,020,091
COMMERCIAL SERVICES – 2.08%
Brambles Industries Ltd.(1)	804,840	5,772,356
Transurban Group.(1)	649,686	3,255,457

		9,027,813
COMPUTERS – 0.38%
Computershare Ltd.	317,262	1,643,750

		1,643,750
DIVERSIFIED FINANCIAL SERVICES – 3.84%
Australian Stock Exchange Ltd.(1)	84,474	1,906,965
Babcock & Brown Ltd.	125,856	1,639,481
Challenger Financial Services Group Ltd.	331,398	968,873
Macquarie Bank Ltd.	189,240	9,499,275
Perpetual Trustees Australia Ltd.	32,718	1,574,055
SFE Corp. Ltd.	110,238	1,088,446

		16,677,095

ENGINEERING & CONSTRUCTION – 0.87%
Downer EDI Ltd.	228,114	1,168,363
Leighton Holdings Ltd.(1)	112,176	1,346,699
Multiplex Group(1)	515,850	1,259,961

		3,775,023
ENTERTAINMENT – 1.90%
Aristocrat Leisure Ltd.(1)	255,018	2,329,194
TABCORP Holdings Ltd.	432,972	4,967,195
UNiTAB Ltd.(1)	98,610	944,441

		8,240,830
FOOD – 2.73%
Woolworths Ltd.	944,262	11,888,213

		11,888,213
FOREST PRODUCTS & PAPER – 0.21%
PaperlinX Ltd.(1)	367,308	929,771

		929,771
GAS – 1.44%
Alinta Ltd.	207,252	1,695,043
Australian Gas Light Co. Ltd.	379,848	4,582,655

		6,277,698
HEALTH CARE – PRODUCTS – 0.30%
Cochlear Ltd.(1)	44,688	1,316,418

		1,316,418
HEALTH CARE – SERVICES – 0.22%
DCA Group Ltd.(1)	329,916	966,982

		966,982
HOLDING COMPANIES – DIVERSIFIED – 0.67%
Patrick Corp. Ltd.	538,422	2,917,116

		2,917,116
HOUSEHOLD PRODUCTS & WARES – 0.20%
Pacific Brands Ltd.	415,074	881,713

		881,713
INSURANCE – 5.87%
AMP Ltd.	1,535,466	8,762,223
AXA Asia Pacific Holdings Ltd.	715,806	2,691,403
Insurance Australia Group Ltd.	1,318,866	5,124,833
QBE Insurance Group Ltd.	634,638	8,962,397

		25,540,856
INVESTMENT COMPANIES – 1.71%
Macquarie Airports	512,430	1,183,338
Macquarie Communications Infrastructure Group	283,062	1,169,057
Macquarie Infrastructure Group	1,957,266	5,099,320

		7,451,715
IRON & STEEL – 0.99%
BlueScope Steel Ltd.(1)	585,618	3,077,461
OneSteel Ltd.	462,384	1,232,041

		4,309,502
MANUFACTURING – 3.04%
Ansell Ltd.	119,472	955,014
Futuris Corp. Ltd.	436,962	637,132

Orica Ltd.	227,088	3,354,861
Orica Ltd. Rights(2)	28,386	101,898
Wesfarmers Ltd.(1)	310,536	8,168,628

		13,217,533
MEDIA – 1.01%
APN News & Media Ltd.(1)	241,452	854,237
John Fairfax Holdings Ltd.	772,350	2,240,887
Publishing & Broadcasting Ltd.	107,046	1,311,258

		4,406,382
MINING – 15.77%
Alumina Ltd.	962,616	4,531,374
BHP Billiton Ltd.	2,960,352	47,919,456
Iluka Resources Ltd.	191,406	1,117,770
Newcrest Mining Ltd.	271,890	4,286,399
Rio Tinto Ltd.(1)	234,498	10,719,294

		68,574,293
OIL & GAS – 4.43%
Caltex Australia Ltd.	110,808	1,738,708
Origin Energy Ltd.	649,572	3,389,504
Santos Ltd.	490,884	4,145,570
Woodside Petroleum Ltd.	385,320	9,967,551

		19,241,333
PACKAGING & CONTAINERS – 0.87%
Amcor Ltd.	726,522	3,769,524

		3,769,524
PHARMACEUTICALS – 1.60%
CSL Ltd.	151,962	4,453,997
Mayne Pharma Ltd.(2)	534,546	1,060,327
Symbion Health Ltd.(1)	534,546	1,455,971

		6,970,295
REAL ESTATE – 10.17%
Centro Properties Group	655,500	3,061,412
Commonwealth Property Office Fund	1,272,696	1,191,612
DB RREEF Trust	2,140,236	2,186,052
Gandel Retail Trust	1,246,818	1,776,452
GPT Group	1,509,132	4,378,577
ING Industrial Fund	620,502	1,028,753
Investa Property Group	1,231,314	1,850,055
Lend Lease Corp. Ltd.	297,084	3,078,414
Macquarie Goodman Group	994,650	3,187,704
Mirvac Group	704,178	2,110,849
Stockland Trust Group	1,089,726	5,008,742
Westfield Group(1)	1,217,178	15,369,257

		44,227,879
RETAIL – 1.86%
Coles Myer Ltd.	964,896	7,134,536
Harvey Norman Holdings Ltd.(1)	435,366	931,263

		8,065,799
TELECOMMUNICATIONS – 1.15%
Telstra Corp. Ltd.(1)	1,750,698	4,988,750

		4,988,750
TRANSPORTATION – 0.48%
Toll Holdings Ltd.(1)	203,718	2,092,852

		2,092,852

TOTAL COMMON STOCKS (Cost: $378,025,214)		432,314,056

SHORT-TERM INVESTMENTS - 9.16%
CERTIFICATES OF DEPOSIT(3) - 0.94%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	90,663	90,663
Bank of Nova Scotia
4.02%, 01/03/06	72,530	72,528
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	163,193	163,191
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	725,302	725,303
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	489,579	489,565
First Tennessee Bank
4.18%, 01/26/06	28,105	28,102
Fortis Bank NY
3.83% - 3.84%, 01/25/06	271,988	271,989
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	471,447	471,447
Nordea Bank PLC
4.03%, 10/02/06	108,795	108,774
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	271,988	271,954
Societe Generale
4.15%, 03/30/06	154,127	154,110
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	317,320	317,332
UBS AG
3.40%, 12/15/05	72,530	72,530
Unicredito Italiano SpA
3.80%, 06/14/06	235,723	235,679
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	328,199	328,198
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	271,988	271,992

		4,073,357
COMMERCIAL PAPER (3) – 2.17%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	181,326	178,828
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	145,060	144,959
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	135,994	135,994
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	87,974	87,505
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	616,507	613,493
CC USA Inc.
4.23%, 04/21/06	54,398	53,496
Charta LLC
4.25%, 01/26/06	135,994	135,095

Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	215,324	214,326
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	667,278	662,487
Descartes Funding Trust
4.12%, 11/15/06(4)	81,597	81,597
Dorada Finance Inc.
3.76%, 01/26/06	18,133	18,026
Edison Asset Securitization LLC
4.37%, 05/08/06	90,663	88,924
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	550,546	550,148
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	180,664	179,797
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	471,447	469,891
Galaxy Funding Inc.
4.23%, 04/18/06	52,040	51,197
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	181,326	180,603
General Electric Capital Corp.
3.98%, 12/13/05	181,326	181,085
General Electric Co.
3.98%, 12/30/05	90,663	90,372
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	905,701	902,505
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	172,259	171,516
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	525,844	522,493
HSBC PLC
3.88%, 02/03/06	54,398	54,022
Jupiter Securitization Corp.
4.23%, 01/24/06	63,464	63,061
Liberty Street Funding Corp.
4.23%, 01/04/06	72,530	72,240
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	378,970	378,216
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	145,060	144,462
Nordea North America Inc.
4.16%, 04/04/06	190,392	187,664
Park Avenue Receivables Corp.
4.03%, 12/08/05	165,630	165,500
Park Granada LLC
4.05%, 12/08/05	181,326	181,183
Park Sienna LLC
4.07%, 12/01/05	84,603	84,603
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	249,460	249,284
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	181,326	179,789
Sedna Finance Inc.
3.92%, 02/21/06	45,331	44,927
Sigma Finance Inc.
4.16%, 04/06/06	108,795	107,211
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	582,654	579,693
Sydney Capital Corp.
3.98%, 12/13/05	27,398	27,362
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	48,628	48,434
Three Pillars Funding Corp.
4.03%, 01/17/06	87,691	87,229

Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	108,795	108,704
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	828,589	824,344
Variable Funding Capital Corp.
4.02%, 12/05/05	137,285	137,224

		9,439,489
LOAN PARTICIPATIONS(3) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	90,663	90,663

		90,663
MEDIUM-TERM NOTES(3) – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06(4)	56,211	56,208
K2 USA LLC
3.94%, 07/07/06(4)	108,795	108,792
US Bank N.A.
2.85%, 11/15/06	36,265	35,627

		200,627
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	23,245	23,245

		23,245
REPURCHASE AGREEMENTS(3) – 1.77%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $2,239,622 and effective yields of 4.03% to 4.05%.(7)	2,239,371	2,239,371
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $2,629,515 and an effective yield of 4.03%.(7)	2,629,221	2,629,221
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $906,729 and an effective yield of 4.02%.(7)	906,628	906,628
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $453,365 and an effective yield of 4.02%.(7)	453,314	453,314
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $453,365 and an effective yield of 4.08%.(8)	453,314	453,314
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $997,403 and effective yields of 4.02% to 4.10%.(7)	997,291	997,291

		7,679,139
TIME DEPOSITS(3) – 0.49%
Deutsche Bank AG
4.04%, 12/01/05	696,154	696,154
KBC Groupe SA
4.05%, 12/01/05	543,977	543,977
Societe Generale
4.04%, 12/01/05	906,628	906,628

		2,146,759

VARIABLE & FLOATING RATE NOTES (3) – 3.72%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	637,359	637,529
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	698,104	698,099
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	299,187	299,187
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	99,729	99,784
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	589,308	589,610
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	117,862	117,862
Bank of America N.A.
4.06%, 08/10/06	906,628	906,628
Bank of Ireland
4.13%, 11/17/06(4)	181,326	181,326
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	451,501	451,479
BMW US Capital LLC
4.09%, 12/15/06(4)	181,326	181,326
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	487,766	487,753
Commodore CDO Ltd.
3.91%, 06/13/06(4)	45,331	45,331
DEPFA Bank PLC
3.88%, 09/15/06	181,326	181,326
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	288,308	288,316
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	181,326	181,326
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	181,326	181,324
Fifth Third Bancorp
4.15%, 11/22/06(4)	362,651	362,651
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	126,928	126,929
General Electric Capital Corp.
4.19%, 10/06/06	81,597	81,660
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	135,994	135,994
Hartford Life Global Funding Trust
4.11%, 12/15/06	181,326	181,326
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	181,326	181,326
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	154,127	154,170
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	525,844	525,824
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	190,170	190,169
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	616,507	616,543
Lothian Mortgages PLC
4.18%, 01/24/06(4)	90,663	90,663
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	281,055	281,103
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	542,164	542,496
Mound Financing PLC
4.05%, 11/08/06(4)	362,651	362,651

Natexis Banques Populaires
4.10%, 10/16/06(4)	135,994	135,994
National City Bank (Ohio)
4.03%, 01/06/06	90,663	90,660
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	670,905	670,939
Nordea Bank AB
4.10%, 08/11/06(4)	317,320	317,320
Northern Rock PLC
4.10%, 11/03/06(4)	217,591	217,599
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	493,206	493,205
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	453,314	453,314
Principal Life Income Funding Trusts
4.29%, 05/10/06	135,994	135,997
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	154,127	154,124
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	563,923	563,913
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	181,326	181,326
Societe Generale
4.06%, 11/24/06(4)	126,928	126,928
Strips III LLC
4.24%, 07/24/06(4) (9)	49,937	49,937
SunTrust Bank
4.19%, 04/28/06	271,988	271,988
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	404,356	404,323
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	398,916	398,908
Union Hamilton Special Funding LLC
4.00%, 03/28/06	181,326	181,326
US Bank N.A.
4.14%, 09/29/06	81,597	81,579
Variable Funding Capital Corp.
4.07%, 02/16/06	317,320	317,320
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	388,523	388,522
Wells Fargo & Co.
4.11%, 09/15/06(4)	90,663	90,670
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	317,320	317,303
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	371,717	371,711
Winston Funding Ltd.
4.26%, 01/23/06	129,466	129,466
World Savings Bank
4.04%, 03/09/06	271,988	271,984

		16,178,067

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,831,346)		39,831,346

TOTAL INVESTMENTS IN SECURITIES – 108.57% (Cost: $417,856,560)		472,145,402
Other Assets, Less Liabilities – (8.57)%		(37,260,344)

NET ASSETS – 100.00%		$434,885,058

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.82%
BANKS – 13.82%
Erste Bank der Oesterreichischen Sparkassen AG	511,920	$27,279,468
Raiffeisen International Bank Holding AG(1)	42,120	2,616,447

		29,895,915
BUILDING MATERIALS – 4.87%
Wienerberger Baustoffindustrie AG	273,861	10,525,511

		10,525,511
CHEMICALS – 1.40%
Lenzing AG	14,897	3,015,712

		3,015,712
ELECTRIC – 6.55%
EVN AG	50,463	4,075,295
Oesterreichische Elektrizitaetswirtschafts AG Class A	32,148	10,093,006

		14,168,301
ENGINEERING & CONSTRUCTION – 2.42%
Flughafen Wien AG	82,422	5,235,596

		5,235,596
ENVIRONMENTAL CONTROL – 0.88%
BWT AG(2)	51,111	1,452,201
Christ Water Technology AG(1)(2)	42,535	448,812

		1,901,013
FOREST PRODUCTS & PAPER – 1.63%
Mayr-Melnhof Karton AG	26,408	3,524,336

		3,524,336
INSURANCE – 2.84%
Generali Holding Vienna AG	61,509	1,986,939
Wiener Staedtische Allgemeine Versicherung AG(2)	78,157	4,160,265

		6,147,204
IRON & STEEL – 9.49%
Boehler-Uddeholm AG	62,289	10,172,302
Voestalpine AG(2)	108,774	10,348,896

		20,521,198
MACHINERY – 3.00%
Andritz AG	65,035	6,498,038

		6,498,038
MACHINERY – CONSTRUCTION & MINING – 0.40%
Palfinger AG	11,945	859,177

		859,177

MANUFACTURING – 1.59%
RHI AG(1)(2)	123,687	3,441,371

		3,441,371
OIL & GAS – 19.71%
OMV AG	771,573	42,635,107

		42,635,107
REAL ESTATE – 13.97%
CA Immobilien Anlagen AG(1)	382,260	9,486,507
Immofinanz Immobilien Anlage AG(1)	1,092,609	10,343,695
Meinl European Land Ltd.(1)	594,621	10,396,252

		30,226,454
TELECOMMUNICATIONS – 17.25%
Telekom Austria AG(2)	1,646,728	37,313,900

		37,313,900

TOTAL COMMON STOCKS (Cost: $177,697,612)		215,908,833

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 13.44%
CERTIFICATES OF DEPOSIT(3) – 1.38%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$66,231	$66,231
Bank of Nova Scotia
4.02%, 01/03/06	52,985	52,983
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	119,216	119,215
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	529,849	529,848
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	357,648	357,638
First Tennessee Bank
4.18%, 01/26/06	20,532	20,529
Fortis Bank NY
3.83% - 3.84%, 01/25/06	198,693	198,694
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	344,402	344,401
Nordea Bank PLC
4.03%, 10/02/06	79,477	79,462
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	198,693	198,667
Societe Generale
4.15%, 03/30/06	112,593	112,580
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	231,809	231,818
UBS AG
3.40%, 12/15/05	52,985	52,985
Unicredito Italiano SpA
3.80%, 06/14/06	172,201	172,168
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	239,756	239,755
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	198,693	198,695

		2,975,669

COMMERCIAL PAPER(3) – 3.19%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	132,462	130,636
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	105,970	105,896
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	99,347	99,347
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	64,267	63,924
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	450,371	448,168
CC USA Inc.
4.23%, 04/21/06	39,739	39,080
Charta LLC
4.25%, 01/26/06	99,347	98,690
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	157,299	156,570
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	487,461	483,960
Descartes Funding Trust
4.12%, 11/15/06(4)	59,608	59,608
Dorada Finance Inc.
3.76%, 01/26/06	13,246	13,169
Edison Asset Securitization LLC
4.37%, 05/08/06	66,231	64,961
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	402,185	401,894
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	131,979	131,345
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	344,402	343,265
Galaxy Funding Inc.
4.23%, 04/18/06	38,017	37,400
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	132,462	131,934
General Electric Capital Corp.
3.98%, 12/13/05	132,462	132,287
General Electric Co.
3.98%, 12/30/05	66,231	66,019
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	661,634	659,299
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	125,839	125,296
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	384,140	381,692
HSBC PLC
3.88%, 02/03/06	39,739	39,465
Jupiter Securitization Corp.
4.23%, 01/24/06	46,362	46,068
Liberty Street Funding Corp.
4.23%, 01/04/06	52,985	52,773
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	276,846	276,295
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	105,970	105,532
Nordea North America Inc.
4.16%, 04/04/06	139,085	137,092
Park Avenue Receivables Corp.
4.03%, 12/08/05	120,996	120,901
Park Granada LLC
4.05%, 12/08/05	132,462	132,358

Park Sienna LLC
4.07%, 12/01/05	61,804	61,804
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	182,236	182,108
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	132,462	131,340
Sedna Finance Inc.
3.92%, 02/21/06	33,116	32,820
Sigma Finance Inc.
4.16%, 04/06/06	79,477	78,320
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	425,641	423,478
Sydney Capital Corp.
3.98%, 12/13/05	20,015	19,988
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	35,524	35,382
Three Pillars Funding Corp.
4.03%, 01/17/06	64,060	63,723
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	79,477	79,410
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	605,302	602,201
Variable Funding Capital Corp.
4.02%, 12/05/05	100,290	100,245

		6,895,743
LOAN PARTICIPATIONS(3) – 0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	66,231	66,231

		66,231
MEDIUM-TERM NOTES(3) – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06(4)	41,063	41,061
K2 USA LLC
3.94%, 07/07/06(4)	79,477	79,475
US Bank N.A.
2.85%, 11/15/06	26,492	26,026

		146,562
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	979	979

		979
REPURCHASE AGREEMENTS(3) – 2.59%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $1,636,090 and effective yields of 4.03% to 4.05%.(7)	1,635,907	1,635,907
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $1,920,916 and an effective yield of 4.03%.(7)	1,920,701	1,920,701
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $662,385 and an effective yield of 4.02%.(7)	662,311	662,311
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $331,192 and an effective yield of 4.02%.(7)	331,155	331,155

Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $331,193 and an effective yield of 4.08%.(8)	331,155	331,155
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $728,624 and effective yields of 4.02% to 4.10%.(7)	728,542	728,542

		5,609,771
TIME DEPOSITS(3) – 0.72%
Deutsche Bank AG
4.04%, 12/01/05	508,555	508,555
KBC Groupe SA
4.05%, 12/01/05	397,386	397,386
Societe Generale
4.04%, 12/01/05	662,311	662,311

		1,568,252
VARIABLE & FLOATING RATE NOTES(3) – 5.46%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	465,604	465,729
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	509,979	509,977
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	218,563	218,563
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	72,854	72,895
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	430,502	430,722
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	86,100	86,100
Bank of America N.A.
4.06%, 08/10/06	662,311	662,311
Bank of Ireland
4.13%, 11/17/06(4)	132,462	132,462
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	329,831	329,815
BMW US Capital LLC
4.09%, 12/15/06(4)	132,462	132,462
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	356,323	356,314
Commodore CDO Ltd.
3.91%, 06/13/06(4)	33,116	33,116
DEPFA Bank PLC
3.88%, 09/15/06	132,462	132,462
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	210,615	210,621
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	132,462	132,462
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	132,462	132,462
Fifth Third Bancorp
4.15%, 11/22/06(4)	264,924	264,924
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	92,723	92,724
General Electric Capital Corp.
4.19%, 10/06/06	59,608	59,654
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	99,347	99,347
Hartford Life Global Funding Trust
4.11%, 12/15/06	132,462	132,462

HBOS Treasury Services PLC
4.01%, 07/24/06(4)	132,462	132,462
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	112,593	112,625
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	384,140	384,125
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	138,923	138,923
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	450,371	450,397
Lothian Mortgages PLC
4.18%, 01/24/06(4)	66,231	66,231
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	205,316	205,352
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	396,062	396,305
Mound Financing PLC
4.05%, 11/08/06(4)	264,924	264,924
Natexis Banques Populaires
4.10%, 10/16/06(4)	99,347	99,347
National City Bank (Ohio)
4.03%, 01/06/06	66,231	66,229
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	490,110	490,134
Nordea Bank AB
4.10%, 08/11/06(4)	231,809	231,809
Northern Rock PLC
4.10%, 11/03/06(4)	158,955	158,961
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	360,297	360,298
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	331,155	331,155
Principal Life Income Funding Trusts
4.29%, 05/10/06	99,347	99,349
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	112,593	112,592
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	411,957	411,951
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	132,462	132,462
Societe Generale
4.06%, 11/24/06(4)	92,723	92,723
Strips III LLC
4.24%, 07/24/06(4)(9)	36,480	36,480
SunTrust Bank
4.19%, 04/28/06	198,693	198,693
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	295,391	295,367
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	291,417	291,411
Union Hamilton Special Funding LLC
4.00%, 03/28/06	132,462	132,462
US Bank N.A.
4.14%, 09/29/06	59,608	59,595
Variable Funding Capital Corp.
4.07%, 02/16/06	231,809	231,809
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	283,824	283,823
Wells Fargo & Co.
4.11%, 09/15/06(4)	66,231	66,236
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	231,809	231,797

White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	271,547	271,543
Winston Funding Ltd.
4.26%, 01/23/06	94,578	94,578
World Savings Bank
4.04%, 03/09/06	198,693	198,690

		11,818,422

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,081,629)		29,081,629

TOTAL INVESTMENTS IN SECURITIES – 113.26% (Cost: $206,779,241)		244,990,462
Other Assets, Less Liabilities – (13.26)%		(28,685,331)

NET ASSETS – 100.00%		$216,305,131

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.63%
BANKS – 50.47%
Banque Nationale de Belgique	112	$392,166
Dexia Group(1)	261,826	5,713,662
Fortis	390,290	11,604,539
KBC Groupe(1)	71,300	6,199,361

		23,909,728
BEVERAGES – 4.81%
InBev	53,878	2,280,349

		2,280,349
CHEMICALS – 4.57%
Solvay SA	19,096	2,109,490
Tessenderlo Chemie NV	1,798	57,191

		2,166,681
ELECTRICAL COMPONENTS & EQUIPMENT – 1.37%
Bekaert NV	8,246	650,377

		650,377
ELECTRONICS – 0.71%
Barco NV	4,836	336,668

		336,668
FOOD – 6.86%
Colruyt SA	9,610	1,292,720
Delhaize Group	30,938	1,956,849

		3,249,569
HOLDING COMPANIES - DIVERSIFIED – 7.11%
Groupe Bruxelles Lambert SA(1)	24,366	2,240,651
Sofina SA	14,074	1,127,463

		3,368,114
MANUFACTURING – 1.80%
AGFA-Gevaert NV(1)	43,152	851,123

		851,123
MINING – 3.74%
Umicore	16,430	1,771,400

		1,771,400
PHARMACEUTICALS – 5.32%
Omega Pharma SA	9,920	458,451
UCB SA	41,788	2,059,317

		2,517,768
REAL ESTATE INVESTMENT TRUSTS – 3.56%
Cofinimmo	10,850	1,687,213

		1,687,213

RETAIL – 0.92%
SA D’Ieteren NV(1)	1,674	435,763

		435,763
TELECOMMUNICATIONS – 7.11%
Belgacom SA	67,022	2,242,462
Mobistar SA(1)	13,888	1,124,024

		3,366,486
TRANSPORTATION – 1.28%
Compagnie Maritime Belge SA	9,920	319,863
Euronav SA	9,486	267,286
Exmar NV	186	17,543

		604,692

TOTAL COMMON STOCKS (Cost: $46,080,330)		47,195,931

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 24.20%
CERTIFICATES OF DEPOSIT(2) – 2.48%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$26,107	$26,106
Bank of Nova Scotia
4.02%, 01/03/06	20,885	20,885
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	46,992	46,991
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	208,853	208,853
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	140,976	140,972
First Tennessee Bank
4.18%, 01/26/06	8,093	8,092
Fortis Bank NY
3.83% - 3.84%, 01/25/06	78,320	78,320
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	135,755	135,754
Nordea Bank PLC
4.03%, 10/02/06	31,328	31,322
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	78,320	78,310
Societe Generale
4.15%, 03/30/06	44,381	44,376
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	91,373	91,377
UBS AG
3.40%, 12/15/05	20,885	20,885
Unicredito Italiano SpA
3.80%, 06/14/06	67,877	67,865
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	94,506	94,505
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	78,320	78,321

		1,172,934

COMMERCIAL PAPER(2) – 5.74%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	52,213	51,503
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	41,771	41,741
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	39,160	39,160
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	25,332	25,197
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	177,525	176,657
CC USA Inc.
4.23%, 04/21/06	15,664	15,404
Charta LLC
4.25%, 01/26/06	39,160	38,901
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	62,003	61,716
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	192,145	190,766
Descartes Funding Trust
4.12%, 11/15/06(3)	23,496	23,496
Dorada Finance Inc.
3.76%, 01/26/06	5,221	5,191
Edison Asset Securitization LLC
4.37%, 05/08/06	26,107	25,606
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	158,532	158,417
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	52,023	51,773
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	135,755	135,307
Galaxy Funding Inc.
4.23%, 04/18/06	14,985	14,742
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	52,213	52,005
General Electric Capital Corp.
3.98%, 12/13/05	52,213	52,144
General Electric Co.
3.98%, 12/30/05	26,107	26,023
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	260,800	259,880
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	49,603	49,388
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	151,419	150,454
HSBC PLC
3.88%, 02/03/06	15,664	15,556
Jupiter Securitization Corp.
4.23%, 01/24/06	18,275	18,159
Liberty Street Funding Corp.
4.23%, 01/04/06	20,885	20,802
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	109,126	108,909
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	41,771	41,597
Nordea North America Inc.
4.16%, 04/04/06	54,824	54,039
Park Avenue Receivables Corp.
4.03%, 12/08/05	47,694	47,656
Park Granada LLC
4.05%, 12/08/05	52,213	52,172
Park Sienna LLC
4.07%, 12/01/05	24,362	24,362

Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	71,833	71,782
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	52,213	51,771
Sedna Finance Inc.
3.92%, 02/21/06	13,053	12,937
Sigma Finance Inc.
4.16%, 04/06/06	31,328	30,872
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	167,777	166,925
Sydney Capital Corp.
3.98%, 12/13/05	7,889	7,879
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	14,003	13,947
Three Pillars Funding Corp.
4.03%, 01/17/06	25,251	25,118
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	31,328	31,302
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	238,595	237,373
Variable Funding Capital Corp.
4.02%, 12/05/05	39,532	39,514

		2,718,143
LOAN PARTICIPATIONS(2) – 0.06%
Army & Air Force Exchange Service
4.24%, 02/01/06	26,107	26,107

		26,107
MEDIUM-TERM NOTES(2) – 0.12%
Dorada Finance Inc.
3.93%, 07/07/06(3)	16,186	16,185
K2 USA LLC
3.94%, 07/07/06(3)	31,328	31,327
US Bank N.A.
2.85%, 11/15/06	10,443	10,259

		57,771
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(4)(5)	903	903

		903
REPURCHASE AGREEMENTS(2) – 4.67%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $644,907 and effective yields of 4.03% to 4.05%.(6)	644,835	644,835
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $757,179 and an effective yield of 4.03%.(6)	757,094	757,094
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $261,096 and an effective yield of 4.02%.(6)	261,067	261,067
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $130,548 and an effective yield of 4.02%.(6)	130,533	130,533
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $130,548 and an effective yield of 4.08%.(7)	130,533	130,533

Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $287,205 and effective yields of 4.02% to 4.10%.(6)	287,174	287,174

		2,211,236
TIME DEPOSITS(2) – 1.30%
Deutsche Bank AG
4.04%, 12/01/05	200,460	200,460
KBC Groupe SA
4.05%, 12/01/05	156,640	156,640
Societe Generale
4.04%, 12/01/05	261,067	261,067

		618,167
VARIABLE & FLOATING RATE NOTES(2) – 9.83%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(3)	183,530	183,579
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	201,021	201,020
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	86,152	86,152
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	28,717	28,733
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(3)	169,693	169,780
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(3)	33,939	33,939
Bank of America N.A.
4.06%, 08/10/06	261,067	261,067
Bank of Ireland
4.13%, 11/17/06(3)	52,213	52,213
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(3)	130,011	130,006
BMW US Capital LLC
4.09%, 12/15/06(3)	52,213	52,213
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(3)	140,454	140,450
Commodore CDO Ltd.
3.91%, 06/13/06(3)	13,053	13,053
DEPFA Bank PLC
3.88%, 09/15/06	52,213	52,213
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(3)	83,019	83,022
Eli Lilly Services Inc.
4.06%, 09/01/06(3)	52,213	52,213
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	52,213	52,213
Fifth Third Bancorp
4.15%, 11/22/06(3)	104,427	104,427
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(3)	36,549	36,550
General Electric Capital Corp.
4.19%, 10/06/06	23,496	23,514
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	39,160	39,160
Hartford Life Global Funding Trust
4.11%, 12/15/06	52,213	52,213
HBOS Treasury Services PLC
4.01%, 07/24/06(3)	52,213	52,213

HSBC Bank USA N.A.
4.20% – 4.27%, 05/04/06 – 08/03/06	44,381	44,394
K2 USA LLC
4.05% – 4.11%, 02/15/06 – 09/11/06(3)	151,419	151,413
Leafs LLC
4.16%, 01/20/06 – 02/21/06(3)	54,760	54,760
Links Finance LLC
4.11% – 4.21%, 01/20/06 – 03/15/06(3)	177,525	177,536
Lothian Mortgages PLC
4.18%, 01/24/06(3)	26,107	26,107
Marshall & Ilsley Bank
4.15% – 4.26%, 02/20/06 – 12/15/06	80,931	80,944
Metropolitan Life Global Funding I
4.08% – 4.55%, 08/28/06 – 12/06/06(3)	156,118	156,214
Mound Financing PLC
4.05%, 11/08/06(3)	104,427	104,427
Natexis Banques Populaires
4.10%, 10/16/06(3)	39,160	39,160
National City Bank (Ohio)
4.03%, 01/06/06	26,107	26,106
Nationwide Building Society
4.03% – 4.16%, 01/13/06 – 10/27/06(3)	193,189	193,199
Nordea Bank AB
4.10%, 08/11/06(3)	91,373	91,373
Northern Rock PLC
4.10%, 11/03/06(3)	62,656	62,658
Permanent Financing PLC
4.06%, 03/10/06 – 06/12/06(3)	142,020	142,021
Pfizer Investment Capital PLC
4.08%, 12/15/06(3)	130,533	130,533
Principal Life Income Funding Trusts
4.29%, 05/10/06	39,160	39,161
Sedna Finance Inc.
4.09% – 4.13%, 01/10/06 – 09/20/06(3)	44,381	44,380
Sigma Finance Inc.
4.04% – 4.10%, 12/06/05 – 08/15/06(3)	162,384	162,381
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(3)	52,213	52,213
Societe Generale
4.06%, 11/24/06(3)	36,549	36,549
Strips III LLC
4.24%, 07/24/06(3) (8)	14,379	14,379
SunTrust Bank
4.19%, 04/28/06	78,320	78,320
Tango Finance Corp.
4.11% – 4.15%, 05/25/06 – 09/27/06(3)	116,436	116,427
Toyota Motor Credit Corp.
4.04% – 4.05%, 01/09/06 – 04/10/06	114,869	114,867
Union Hamilton Special Funding LLC
4.00%, 03/28/06	52,213	52,213
US Bank N.A.
4.14%, 09/29/06	23,496	23,491
Variable Funding Capital Corp.
4.07%, 02/16/06	91,373	91,373
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(3)	111,877	111,877
Wells Fargo & Co.
4.11%, 09/15/06(3)	26,107	26,109
WhistleJacket Capital LLC
4.06% – 4.16%, 12/08/05 – 07/28/06(3)	91,373	91,370
White Pine Finance LLC
4.09% – 4.16%, 01/13/06 – 06/20/06(3)	107,037	107,035
Winston Funding Ltd.
4.26%, 01/23/06	37,280	37,280

World Savings Bank
4.04%, 03/09/06	78,320	78,319

		4,658,532

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,463,793)		11,463,793

TOTAL INVESTMENTS IN SECURITIES – 123.83% (Cost: $57,544,123)		58,659,724
Other Assets, Less Liabilities – (23.83)%		(11,288,947)

NET ASSETS – 100.00%		$47,370,777

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(7)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(8)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 33.73%
AGRICULTURE – 0.81%
Souza Cruz SA	639,000	$8,807,916

		8,807,916
BANKS – 4.67%
Unibanco Uniao de Bancos Brasileiros SA	4,089,610	50,565,476

		50,565,476
CHEMICALS – 1.01%
Braskem SA Class A	1,214,336	10,924,632

		10,924,632
COMMERCIAL SERVICES – 0.89%
Cia de Concessoes Rodoviarias	319,500	9,662,997

		9,662,997
COSMETICS & PERSONAL CARE – 0.75%
Natura Cosmeticos SA	191,700	8,137,717

		8,137,717
ELECTRIC – 1.64%
Centrais Eletricas Brasileiras SA	766,800,000	13,970,183
EDP - Energias do Brasil SA	319,500	3,827,645

		17,797,828
HEALTH CARE - SERVICES – 0.52%
Diagnosticos da America SA(1)	319,500	5,633,137

		5,633,137
IRON & STEEL – 1.96%
Companhia Siderurgica Nacional SA	1,022,484	21,263,230

		21,263,230
MINING – 8.38%
Companhia Vale do Rio Doce ADR	2,094,003	90,795,970

		90,795,970
OIL & GAS – 10.33%
Petroleo Brasileiro SA	6,581,700	111,876,998

		111,876,998
REAL ESTATE – 0.35%
Cyrela Brazil Realty SA	339,100	3,755,854

		3,755,854
TELECOMMUNICATIONS – 1.75%
Brasil Telecom Participacoes SA	511,200,000	6,216,673
Tele Norte Leste Participacoes SA	513,738	12,773,775

		18,990,448

WATER – 0.67%
Companhia de Saneamento Basico do Estado de Sao Paulo	115,020,000	7,227,749

		7,227,749

TOTAL COMMON STOCKS (Cost: $255,792,146)		365,439,952
PREFERRED STOCKS – 65.75%
AEROSPACE & DEFENSE – 2.06%
Empresa Brasileira de Aeronautica SA	2,364,343	22,339,407

		22,339,407
AIRLINES – 0.68%
Gol Linhas Aereas Inteligentes SA	319,500	7,350,522

		7,350,522
BANKS – 12.16%
Banco Bradesco SA	1,661,400	50,810,900
Banco Itau Holding Financeira SA	3,195,370	80,895,443

		131,706,343
BEVERAGES – 4.60%
Companhia de Bebidas das Americas	127,800,000	49,854,711

		49,854,711
BUILDING MATERIALS – 0.56%
Duratex SA	575,110	6,057,895

		6,057,895
ELECTRIC – 4.62%
Centrais Eletricas Brasileiras SA Class B	511,200,000	9,371,232
Companhia Energetica de Minas Gerais	702,900,000	28,370,211
Companhia Paranaense de Energia Class B	1,022,400,000	8,828,138
Eletropaulo Metropolitana de Sao Paulo SA(1)	76,680,000	3,466,546

		50,036,127
FOOD – 1.92%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	263,442,000	8,467,779
Sadia SA	4,473,000	12,314,905

		20,782,684
FOREST PRODUCTS & PAPER – 2.52%
Aracruz Celulose SA Class B	3,322,800	12,768,445
Klabin SA	3,834,000	7,453,074
Votorantim Celulose e Papel SA	575,100	7,043,155

		27,264,674
GAS – 0.28%
Cia de Gas de Sao Paulo Class A	25,560,000	3,072,515

		3,072,515
HOLDING COMPANIES - DIVERSIFIED – 0.30%
Contax Participacoes SA	2,859,539	3,296,485

		3,296,485

IRON & STEEL – 3.49%
Gerdau SA	1,341,916	19,886,079
Usinag Siderugicas de Minas SA Class A	766,800	17,922,043

		37,808,122
MACHINERY – 0.58%
Weg SA	1,853,100	6,325,002

		6,325,002
MINING – 10.92%
Caemi Mineracao e Metalurgica SA	13,419,000	20,868,608
Companhia Vale do Rio Doce Class A	2,566,000	97,396,637

		118,265,245
OIL & GAS – 13.24%
Petroleo Brasileiro SA	9,265,500	143,464,455

		143,464,455
RETAIL – 0.82%
Lojas Americanas SA	319,500,000	8,839,693

		8,839,693
TELECOMMUNICATIONS – 6.71%
Brasil Telecom Participacoes SA	1,533,600,000	11,987,323
Celular CRT Participacoes SA Class A	66,160	1,591,190
Embratel Participacoes SA(1)	2,875,500,000	7,786,739
Tele Centro Oeste Celular Participacoes SA	383,412	3,830,653
Tele Norte Leste Participacoes SA	1,725,339	32,338,406
Telemig Celular Participacoes SA	1,405,800,000	2,637,464
Telesp Celular Participacoes SA(1)	1,278,097	4,506,852
TIM Participacoes SA	3,131,100,000	8,011,765

		72,690,392
TEXTILES – 0.29%
Companhia de Tecidos Norte de Minas	31,950,400	3,083,820

		3,083,820

TOTAL PREFERRED STOCKS (Cost: $482,116,512)		712,238,092
SHORT-TERM INVESTMENTS – 0.07%
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04% (2)(3)	770,730	770,730

		770,730

TOTAL SHORT-TERM INVESTMENTS (Cost: $770,730)		770,730

TOTAL INVESTMENTS IN SECURITIES – 99.55% (Cost: $738,679,388)		1,078,448,774
Other Assets, Less Liabilities – 0.45%		4,828,102

NET ASSETS – 100.00%		$1,083,276,876

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.77%
AEROSPACE & DEFENSE – 0.22%
CAE Inc.	184,525	$1,291,699

		1,291,699
APPAREL – 0.29%
Gildan Activewear Inc.(1)	44,825	1,702,011

		1,702,011
AUTO PARTS & EQUIPMENT – 0.99%
Magna International Inc. Class A	83,325	5,704,506

		5,704,506
BANKS – 19.49%
Bank of Montreal	389,400	20,893,740
Bank of Nova Scotia	775,500	29,638,295
Canadian Imperial Bank of Commerce	261,800	16,845,443
National Bank of Canada	130,900	6,918,304
Royal Bank of Canada	504,350	38,421,323

		112,717,105
BEVERAGES – 0.10%
Cott Corp.(1)	42,480	585,643

		585,643
CHEMICALS – 2.15%
Agrium Inc.	107,800	2,191,886
Methanex Corp.	89,925	1,569,869
NOVA Chemicals Corp.	65,450	2,464,422
Potash Corp. of Saskatchewan Inc.	85,525	6,219,601

		12,445,778
COMMERCIAL SERVICES – 0.17%
Quebecor World Inc.	63,525	955,688

		955,688
COMPUTERS – 1.60%
CGI Group Inc.(1)	221,659	1,608,548
Research In Motion Ltd.(1)	125,950	7,637,514

		9,246,062
DIVERSIFIED FINANCIAL SERVICES – 1.37%
C.I. Fund Management Inc.	120,725	2,489,814
IGM Financial Inc.	94,050	3,540,507
TSX Group Inc.	51,425	1,866,359

		7,896,680
ELECTRIC – 0.55%
TransAlta Corp.	150,425	3,160,270

		3,160,270

ELECTRONICS – 0.28%
Celestica Inc.(1)	155,100	1,639,198

		1,639,198
ENGINEERING & CONSTRUCTION – 0.43%
SNC-Lavalin Group Inc.	40,150	2,481,394

		2,481,394
ENTERTAINMENT – 0.17%
Intrawest Corp.	35,200	978,991

		978,991
FOOD – 1.50%
George Weston Ltd.	39,600	3,049,934
Loblaw Companies Ltd.	87,175	4,564,089
Saputo Inc.	34,925	1,074,156

		8,688,179
FOREST PRODUCTS & PAPER – 0.43%
Abitibi-Consolidated Inc.	305,250	1,008,314
Canfor Corp.(1)	68,750	721,300
Domtar Inc.	142,725	757,259

		2,486,873
HAND & MACHINE TOOLS – 0.37%
Finning International Inc.	67,375	2,110,243

		2,110,243
HEALTH CARE – SERVICES – 0.31%
MDS Inc.	113,575	1,788,353

		1,788,353
HOLDING COMPANIES – DIVERSIFIED – 1.79%
Brookfield Asset Management Inc. Class A	182,875	8,713,774
Onex Corp.	97,625	1,609,052

		10,322,826
INSURANCE – 12.67%
Fairfax Financial Holdings Ltd.	13,200	1,988,105
Great-West Lifeco Inc.	210,298	5,308,965
Manulife Financial Corp.	621,775	35,729,914
Power Corp. of Canada	252,725	6,702,279
Power Financial Corp.	195,525	5,446,356
Sun Life Financial Inc.	456,775	18,117,771

		73,293,390
IRON & STEEL – 1.19%
Algoma Steel Inc.	28,325	642,830
Dofasco Inc.	61,875	3,405,759
IPSCO Inc.	37,013	2,811,094

		6,859,683
LODGING – 0.56%
Fairmont Hotels & Resorts Inc.	57,200	2,206,646
Four Seasons Hotels Inc.	20,906	1,036,221

		3,242,867
MANUFACTURING – 0.39%
Bombardier Inc. Class B	1,083,076	2,233,720

		2,233,720
MEDIA – 2.69%
Rogers Communications Inc. Class B	161,425	6,173,534

Shaw Communications Inc. Class B	151,032	3,043,775
Thomson Corp.	181,225	6,363,152

		15,580,461
MINING – 12.58%
Aber Diamond Corp.	37,125	1,326,403
Agnico-Eagle Mines Ltd.	72,050	1,054,345
Alcan Inc.	287,925	11,026,181
Barrick Gold Corp.	395,175	10,493,586
Cameco Corp.	135,025	7,675,932
Falconbridge Ltd.	230,263	6,886,904
Glamis Gold Ltd.(1)	103,785	2,310,971
Goldcorp Inc.	260,975	5,292,976
Inco Ltd.	146,850	6,440,514
Ivanhoe Mines Ltd.(1)	168,692	1,241,497
Kinross Gold Corp.(1)	261,800	1,960,335
Meridian Gold Inc.(1)	76,725	1,476,655
Novelis Inc.	58,382	1,110,634
Placer Dome Inc.	340,175	7,434,915
Teck Cominco Ltd. Class B	153,175	7,019,401

		72,751,249
OIL & GAS – 21.65%
Canadian Natural Resources Ltd.	418,275	18,924,478
EnCana Corp.	672,925	29,812,440
Husky Energy Inc.	100,375	4,817,966
Imperial Oil Ltd.	94,050	8,627,924
Nexen Inc.	201,575	8,838,905
Petro-Canada	404,525	15,422,180
Shell Canada Ltd.	163,625	4,895,238
Suncor Energy Inc.	355,850	20,202,036
Talisman Energy Inc.	286,275	13,662,707

		125,203,874
PHARMACEUTICALS – 0.67%
Angiotech Pharmaceuticals Inc.(1)	66,550	974,430
Biovail Corp.(1)	104,500	2,439,570
QLT Inc.(1)	73,150	472,622

		3,886,622
PIPELINES – 3.41%
Enbridge Inc.	257,125	7,960,962
TransCanada Corp.	378,675	11,727,567

		19,688,529
REAL ESTATE – 0.77%
Brookfield Properties Corp.	107,525	3,184,665
MI Developments Inc. Class A	37,741	1,280,588

		4,465,253
RETAIL – 2.11%
Canadian Tire Corp. Class A	62,975	3,603,191
Hudson’s Bay Co.	51,975	669,397
Jean Coutu Group Inc. Class A	106,700	1,196,158
RONA Inc.(1)	86,625	1,701,291
Shoppers Drug Mart Corp.	147,675	5,047,400

		12,217,437
SEMICONDUCTORS – 0.55%
ATI Technologies Inc.(1)	194,150	3,161,760

		3,161,760

SOFTWARE – 0.49%
Cognos Inc.(1)	69,025	2,303,688
Open Text Corp.(1)	37,125	553,436

		2,857,124
TELECOMMUNICATIONS – 3.92%
Aliant Inc.	31,900	782,110
BCE Inc.	242,000	5,722,015
Nortel Networks Corp.(1)	3,307,150	9,537,543
TELUS Corp.	47,025	1,851,945
TELUS Corp. NVS	124,850	4,770,487

		22,664,100
TRANSPORTATION – 3.91%
Canadian National Railway Co.	215,875	17,226,771
Canadian Pacific Railway Ltd.	125,675	5,404,278

		22,631,049

TOTAL COMMON STOCKS (Cost: $464,479,085)		576,938,617
SHORT-TERM INVESTMENTS – 0.07%
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(2)(3)	393,422	393,422

		393,422

TOTAL SHORT-TERM INVESTMENTS (Cost: $393,422)		393,422

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $464,872,507)		577,332,039
Other Assets, Less Liabilities – 0.16%		942,731

NET ASSETS – 100.00%		$578,274,770

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 97.61%
ARGENTINA – 0.96%
Petrobras Energia Participaciones SA ADR(1)(2)	1,506,271	$19,702,019
Tenaris SA ADR(2)	625,933	69,979,309

		89,681,328
BRAZIL – 9.45%
Aracruz Celulose SA ADR(2)	490,724	19,138,236
Banco Bradesco SA ADR(2)	2,589,456	158,992,598
Banco Itau Holding Financiera SA ADR(2)	5,232,913	132,706,674
Brasil Telecom Participacoes SA ADR	590,624	22,916,211
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR(2)	719,172	23,006,312
Companhia Vale do Rio Doce ADR	3,384,620	146,757,123
Companhia Vale do Rio Doce Sponsored ADR	4,063,761	153,772,716
Empresa Brasileira de Aeronautica SA ADR(2)	1,009,474	38,067,265
Petroleo Brasileiro SA ADR	2,022,096	136,693,690
Tele Norte Leste Participacoes SA ADR(2)	2,439,468	45,374,105
Votorantim Celulose e Papel ADR(2)	681,358	8,401,144

		885,826,074
CHILE – 2.46%
Banco Santander Chile SA ADR	1,464,032	63,319,384
Compania de Telecomunicaciones de Chile SA ADR(2)	2,547,388	23,690,708
Enersis SA Chile ADR	4,463,560	51,197,033
LAN Airlines SA Sponsored ADR	58,381	2,151,340
Sociedad Quimica y Minera de Chile SA ADR	781,123	90,219,706

		230,578,171
CHINA – 4.74%
Aluminum Corp. of China Ltd. Class H(2)	8,868,000	6,403,961
Angang New Steel Co. Ltd. Class H(2)	13,302,000	6,904,271
AviChina Industry & Technology Co.(1)	8,016,000	413,478
Bank of Communications Co. Ltd. Class H(1)(2)	34,839,000	14,937,996
Beijing Capital International Airport Co. Ltd. Class H(2)	11,828,000	5,071,518
China Construction Bank Class H(1)(2)	126,369,000	41,554,277
China Eastern Airlines Corp. Ltd. Class H(2)	42,862,000	6,798,491
China Life Insurance Co. Ltd. Class H(1)(2)	45,079,000	35,460,031
China Petroleum and Chemical Corp. Class H	121,196,000	54,309,787
China Shipping Development Co. Ltd. Class H(2)	13,320,000	9,361,291
China Southern Airlines Co. Ltd.(1)(2)	25,132,000	7,372,987
China Telecom Corp. Ltd. Class H(2)	82,768,000	28,550,995
Cofco International Ltd.	4,440,000	1,774,924
Cosco Pacific Ltd.(2)	4,440,000	7,414,600
Datang International Power Generation Co. Ltd. Class H(2)	5,920,000	4,389,596
Guangshen Railway Co. Ltd. Class H(2)	47,366,363	14,048,594
Huadian Power International Corp. Ltd.	25,160,000	6,894,528
Huaneng Power International Inc. Class H(2)	17,760,000	12,138,187
Jiangsu Expressway Co. Ltd. Class H	4,440,000	2,533,560
Jiangxi Copper Co. Ltd.(2)	14,798,000	6,965,157

Maanshan Iron & Steel Co. Ltd. Class H(2)	16,258,000	4,979,271
PetroChina Co. Ltd. Class H	137,454,000	107,237,765
Ping An Insurance (Group) Co. of China Ltd. Class H	8,498,500	14,411,296
Qingling Motors Co. Ltd.(2)	8,868,474	1,303,733
Shanghai Forte Land Co. Class H(2)	4,434,000	1,558,107
Sinopec Shanghai Petrochemical Co. Ltd. Class H	17,760,000	6,183,605
Sinotrans Ltd.	17,736,000	6,346,783
Travelsky Technology Ltd. Class H	1,480,000	1,278,708
Tsingtao Brewery Co. Ltd. Class H(2)	2,960,000	3,091,802
Weichai Power Co. Ltd. Class H(2)	739,000	1,605,755
Yanzhou Coal Mining Co. Ltd. Class H(2)	17,736,800	11,264,619
Zhejiang Expressway Co. Ltd. Class H(2)	17,760,000	11,451,120

		444,010,793
CZECH REPUBLIC – 2.40%
CEZ AS	4,001,346	110,825,605
Komercni Banka AS	211,559	29,414,283
Philip Morris CR AS	70,944	49,269,620
Unipetrol AS(1)	3,842,800	35,895,934

		225,405,442
HONG KONG – 4.34%
Air China Ltd.(1)	22,170,000	7,647,588
Beijing Enterprises Holdings Ltd.	2,960,000	5,076,663
Brilliance China Automotive Holdings Ltd.(2)	28,056,000	4,015,908
Chaoda Modern Agriculture	1,478,000	576,547
China Everbright Pacific Ltd.(1)(2)	16,486,000	6,324,661
China Mengniu Dairy Co. Ltd.	2,956,000	2,439,604
China Merchants Holdings International Co. Ltd.(2)	5,912,000	12,426,735
China Mobile Ltd.(2)	35,102,500	172,463,828
China Overseas Land & Investment Ltd.	23,648,000	9,453,467
China Resources Enterprises Ltd.	10,360,000	18,436,303
China Resources Land Ltd.	23,680,000	9,008,215
China Resources Power Holdings Co.	4,434,000	2,758,850
China Travel International Investment Hong Kong Ltd.(2)	52,016,951	12,074,034
Citic Pacific Ltd.	8,140,000	22,305,827
CNOOC Ltd.(2)	99,026,000	65,764,492
Denway Motors Ltd.(2)	28,082,000	8,691,091
Global Bio-Chem Technology Group Co. Ltd.	17,736,000	7,661,883
GOME Electrical Appliances Holdings Ltd.	6,651,000	3,923,856
Guangdong Investment Ltd.	10,350,110	3,703,761
Lenovo Group Ltd.(2)	31,038,000	15,209,408
Shanghai Industrial Holdings Ltd.	2,960,000	5,553,793
Shenzhen Investment Ltd.	7,400,000	1,011,516
TCL International Holdings Ltd.(2)	8,016,000	1,261,109
TPV Technology Ltd.	10,346,000	8,738,739

		406,527,878
HUNGARY – 2.48%
BorsodChem Rt	625,611	6,853,464
Gedeon Richter Rt	364,504	65,664,931
Magyar Telekom Rt	2,820,174	12,725,919
Mol Magyar Olaj-es Gazipari Rt	563,398	53,958,433
OTP Bank Rt	2,820,869	93,363,935

		232,566,682
INDIA – 5.23%
HDFC Bank Ltd. ADR	1,873,365	92,900,170
ICICI Bank Ltd. ADR	2,753,806	70,139,439
Infosys Technologies Ltd. ADR	1,487,802	107,211,012
Mahanagar Telephone Nigam Ltd. ADR(2)	4,428,263	27,676,644

Satyam Computer Services Ltd. ADR	2,168,254	76,409,271
Videsh Sanchar Nigam Ltd. ADR(2)	4,428,827	69,133,989
Wipro Ltd. ADR(2)	4,208,226	46,332,568

		489,803,093
INDONESIA – 2.07%
PT Aneka Tambang Tbk	51,360,955	14,594,090
PT Astra International Inc. Tbk	20,352,730	18,465,588
PT Bank Central Asia Tbk	37,000,000	12,173,480
PT Bank Danamon Indonesia Tbk	11,465,487	4,458,166
PT Bank Mandiri Tbk	38,850,000	4,996,660
PT Bank Pan Indonesia Tbk	150,449,418	5,624,979
PT Bank Rakyat Indonesia Tbk	34,025,061	10,092,179
PT Bumi Resources Tbk	107,524,500	7,397,000
PT Indosat Tbk	15,888,500	8,474,923
PT Kalbe Farma Tbk	224,757,156	19,943,557
PT Matahari Putra Prima Tbk	64,758,694	6,585,630
PT Perusahaan Gas Negara Tbk	20,706,500	14,760,865
PT Ramayana Lestari Sentosa Tbk	74,009,870	5,312,773
PT Semen Gresik (Persero) Tbk	385,500	687,981
PT Telekomunikasi Indonesia Tbk	100,873,686	55,314,584
PT Tempo Scan Pacific Tbk	790,376	457,047
PT United Tractors Tbk	14,474,271	5,195,152

		194,534,654
ISRAEL – 4.58%
Alvarion Ltd.(1)(2)	812,900	7,242,939
AudioCodes Ltd.(1)(2)	634,072	6,543,623
Bank Hapoalim Ltd.	8,583,652	37,337,036
Bank Leumi Le-Israel	11,238,128	40,832,612
Check Point Software Technologies Ltd.(1)	1,196,441	25,472,229
Clal Industries and Investments Ltd.	402,755	1,955,767
Clal Insurance Co. Ltd.	73,161	1,461,400
ECI Telecom Ltd.(1)	362,849	3,124,130
Elbit Systems Ltd.	566,074	12,930,717
Elite Industries Ltd.	166,275	1,379,116
Given Imaging Ltd.(1)(2)	147,061	3,522,111
Israel Chemicals Ltd.	6,044,281	22,298,358
Israel Corp. Ltd. (The)	8,129	2,747,851
Israel Discount Bank Class A(1)	12,883,036	21,229,944
Koor Industries Ltd.(1)	239,493	12,990,966
Makhteshim-Agan Industries Ltd.	2,598,448	14,200,814
Mizrahi Tefahot Bank Ltd.(1)	4,043,980	21,996,725
M-Systems Flash Disk Pioneers Ltd.(1)(2)	625,933	19,497,813
NICE Systems Ltd.(1)	74,000	3,279,154
Orbotech Ltd.(1)	568,291	13,178,668
Supersol Ltd.	1,452,278	3,591,524
Syneron Medical Ltd.(1)(2)	73,900	2,941,220
Teva Pharmaceutical Industries Ltd.	3,609,496	149,418,255

		429,172,972
MEXICO – 8.05%
Alfa SA de CV Class A	3,177,700	17,864,947
America Movil SA de CV Series L	136,567,200	194,814,929
Cemex SA de CV Series CPO	17,292,600	97,365,576
Consorcio Ara SA de CV	5,180,000	21,448,657
Controladora Comercial Mexicana SA de CV	8,276,800	12,197,924
Corporacion GEO SA de CV Series B(1)	3,768,900	12,881,963
Fomento Economico Mexicano SA de CV Class UBD	4,514,000	30,648,419
Grupo Carso SA de CV Series A1	666,741	1,574,694
Grupo Financiero Banorte SA de CV Series O(2)	8,884,456	19,195,344
Grupo Mexico SA de CV Series B	9,990,000	21,414,053
Grupo Modelo SA de CV Series C	9,708,198	32,595,296

Grupo Televisa SA Series CPO(2)	15,297,300	60,653,049
Industrias Penoles SA de CV Series CP	666,988	3,712,612
Kimberly-Clark de Mexico SA de CV Class A	5,468,600	19,848,715
Telefonos de Mexico SA de CV Series L	110,038,094	122,458,019
TV Azteca SA de CV Series CPO	9,237,500	5,881,840
Wal-Mart de Mexico SA de CV Series V(2)	14,780,000	79,923,214

		754,479,251
PERU – 0.30%
Companhia de Minas Buenaventura SA ADR	996,248	27,914,869

		27,914,869
PHILIPPINE ISLANDS – 1.55%
Ayala Corp.	2,239,170	14,515,827
Ayala Land Inc. Class B	21,431,000	3,770,967
Bank of the Philippine Islands	14,632,200	15,854,486
Equitable PCI Bank	8,794,100	8,877,171
Filinvest Land Inc.(1)	184,011,000	4,771,540
Globe Telecom Inc.	428,620	6,112,936
Jollibee Foods Corp.	31,998,700	23,410,792
Manila Electric Co. Class B(1)	8,202,900	3,608,425
Megaworld Corp.(1)	151,628,600	3,707,163
Metropolitan Bank & Trust Co.	40	23
Petron Corp.	148,539,000	11,692,735
Philippine Long Distance Telephone Co.	923,750	29,685,243
SM Investments Corp.	1,411,490	6,326,738
SM Prime Holdings Inc.	82,768,000	12,570,802

		144,904,848
RUSSIA - 5.00%
JSC MMC Norilsk Nickel ADR	498,086	42,387,119
LUKOIL ADR	3,640,314	207,679,914
Mobile Telesystems OJSC ADR	665,100	23,591,097
Rostelecom ADR(2)	537,358	7,308,069
Surgutneftegaz ADR(2)	2,722,481	140,207,772
Tatneft ADR(2)	200,328	13,622,304
Vimpel-Communications Sponsored ADR(1)	739,000	33,498,870

		468,295,145
SOUTH AFRICA – 11.89%
African Bank Investments Ltd.(2)	7,193,521	25,178,855
Alexander Forbes Ltd.(1)	7,148,487	15,610,588
Anglo Platinum Ltd.(2)	402,136	26,658,345
AngloGold Ashanti Ltd.(2)	814,420	35,122,198
AVI Ltd.	2,980,048	7,130,792
Barloworld Ltd.	1,560,972	24,756,036
Bidvest Group Ltd.	1,843,999	25,146,414
Consol Ltd.	2,980,048	5,086,170
Edgars Consolidated Stores Ltd.	3,125,970	14,669,438
FirstRand Ltd.	19,531,043	47,793,469
Foschini Ltd.	5,632,658	39,561,860
Gold Fields Ltd.	2,435,051	37,430,412
Impala Platinum Holdings Ltd.	349,596	45,806,050
Imperial Holdings Ltd.(1)	1,777,037	33,989,866
Investec Ltd.	648,132	25,998,558
JD Group Ltd.	2,101,804	23,535,127
Liberty Group Ltd.(2)	1,164,924	13,026,292
Metropolitan Holdings Ltd.	6,546,968	10,707,551
Mittal Steel South Africa Ltd.	2,653,948	23,227,568
MTN Group Ltd.	7,712,252	64,500,191
Nampak Ltd.	5,117,848	12,761,428
Naspers Ltd.	2,894,764	46,635,436
Nedbank Group Ltd.	2,329,329	31,566,390
Network Healthcare Holdings Ltd.(1)	12,786,322	12,931,379

Old Mutual PLC	25,985,640	67,894,490
Pick’n Pay Stores Ltd.	3,387,590	13,903,456
Reunert Ltd.	1,172,793	9,263,553
Sanlam Ltd.	18,130,738	37,094,056
Sappi Ltd.	345,690	3,702,244
Sasol Ltd.	4,133,966	137,654,809
Shoprite Holdings Ltd.	8,613,046	22,543,923
SPAR Group Ltd. (The)	1,188,436	5,514,468
Standard Bank Group Ltd.	6,584,719	69,857,630
Steinhoff International Holdings Ltd.(1)	1,242,259	3,328,468
Telkom South Africa Ltd.(2)	895,080	18,160,139
Tiger Brands Ltd.	1,140,849	24,427,517
Tongaat-Hulett Group Ltd.	1,075,434	12,541,941
Truworths International Ltd.	6,604,446	20,457,494
Woolworths Holdings Ltd.	9,600,513	19,106,608

		1,114,281,209
SOUTH KOREA – 16.93%
Kookmin Bank ADR(1)(2)	4,911,394	324,102,890
Korea Electric Power Corp. ADR(1)(2)	10,961,587	184,593,125
KT Corp. ADR(2)	4,628,386	101,037,666
LG.Philips LCD Co. Ltd. ADR(1)(2)	3,703,554	81,885,579
POSCO ADR(2)	4,751,770	236,448,075
Samsung Electronics Co. Ltd. GDR	1,972,391	571,500,292
SK Telecom Co. Ltd. ADR(2)	4,134,839	87,369,148

		1,586,936,775
TAIWAN – 10.74%
AU Optronics Corp. ADR(2)	11,502,149	166,206,053
Chunghwa Telecom Co. Ltd. ADR	8,151,170	141,993,381
Siliconware Precision Industries Co. ADR(2)	31,393,459	165,757,463
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,123,665	355,644,711
United Microelectronics Corp. ADR(2)	57,109,667	176,468,871

		1,006,070,479
THAILAND – 2.67%
Advanced Info Service PCL	5,698,000	13,676,858
Aromatics Thailand PCL	7,463,900	5,067,019
Bangkok Bank PCL	6,953,800	17,702,728
Bangkok Expressway PCL	13,764,000	7,341,690
Banpu PCL	2,220,000	6,889,563
Charoen Pokphand Foods PCL	28,000	3,428
Electricity Generating PCL	3,031,900	5,733,742
Kasikornbank PCL	10,582,000	16,420,124
Kiatnakin Bank PCL	5,545,600	3,697,515
Krung Thai Bank PCL	12,650,400	3,051,800
National Finance PCL	13,314,500	4,002,905
National Petrochemical PCL(3)	2,940,000	8,838,006
PTT Exploration & Production PCL	2,368,000	24,572,773
PTT PCL	10,050,400	52,633,929
Ratchaburi Electricity Generating Holding PCL	24,398,800	23,366,531
Shin Corp. PCL	8,732,000	8,150,855
Siam Cement PCL	2,220,000	13,348,527
Siam City Cement PCL	444,000	3,164,892
Siam Makro PCL	9,990,000	16,228,149
Thai Airways International PCL	2,069,200	1,981,656
Thai Union Frozen Products PCL	8,880,000	6,674,264
Tisco Bank PCL	5,693,100	3,899,384
United Broadcasting Corp. PCL(1)	6,286,800	3,924,963

		250,371,301
TURKEY – 1.77%
Adana Cimento TAS Class A	2,129,263	16,188,528

Akbank TAS	4,718,824	37,618,231
Akcansa Cimento AS	358,611	2,064,710
Arcelik AS	698,487	4,485,578
Dogan Yayin Holding AS(1)	2,003,731	6,123,230
Eregli Demir ve Celik Fabrikalari TAS	1,292,296	8,346,625
Hurriyet Gazetecilik ve Matbaacilik AS	1,598,051	6,133,874
Tofas Turk Otomobil Fabrik	5,181,193	11,014,457
Trakya Cam Sanayii AS	873,610	3,320,975
Tupras-Turkiye Petrol Rafinerileri AS	637,120	11,192,808
Turk Hava Yollari Anonim Ortakligi(1)	2,474,223	15,615,137
Turk Sise ve Cam Fabrikalari AS	2,401,011	7,975,309
Turkiye Garanti Bankasi AS(1)	5,298,640	17,834,876
Vestel Elektronik Sanayi ve Ticaret AS(1)	1,320,846	4,796,872
Yapi ve Kredi Bankasi AS(1)	3,006,090	12,869,771

		165,580,981

TOTAL COMMON STOCKS (Cost: $7,625,513,769)		9,146,941,945
PREFERRED STOCKS – 1.61%
BRAZIL – 1.61%
Petroleo Brasileiro SA ADR(2)	2,458,230	151,426,968

		151,426,968

TOTAL PREFERRED STOCKS (Cost: $102,063,080)		151,426,968
EXCHANGE-TRADED FUNDS – 0.50%
iShares MSCI Malaysia Index Fund(1)(2)(4)	1,214,359	8,549,087
iShares MSCI South Korea Index Fund(1)(2)(4)	495,443	20,209,120
iShares MSCI Taiwan Index Fund(1)(2)(4)	1,516,180	17,997,057

TOTAL EXCHANGE-TRADED FUNDS (Cost: $39,546,824)		46,755,264

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 9.39%
CERTIFICATES OF DEPOSIT(5) – 0.95%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,974,649	$1,974,649
Bank of Nova Scotia
4.02%, 01/03/06	1,579,719	1,579,675
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	3,554,367	3,554,326
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	15,797,189	15,797,189
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	10,663,102	10,662,808
First Tennessee Bank
4.18%, 01/26/06	612,141	612,062
Fortis Bank NY
3.83% - 3.84%, 01/25/06	5,923,946	5,923,960

HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	10,268,173	10,268,172
Nordea Bank PLC
4.03%, 10/02/06	2,369,578	2,369,114
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	5,923,946	5,923,190
Societe Generale
4.15%, 03/30/06	3,356,903	3,356,534
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	6,911,270	6,911,536
UBS AG
3.40%, 12/15/05	1,579,719	1,579,722
Unicredito Italiano SpA
3.80%, 06/14/06	5,134,086	5,133,114
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	7,148,228	7,148,200
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	5,923,946	5,924,012

		88,718,263
COMMERCIAL PAPER(5) – 2.19%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	3,949,297	3,894,863
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	3,159,438	3,157,228
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	2,961,973	2,961,973
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	1,916,081	1,905,859
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	13,427,610	13,361,938
CC USA Inc.
4.23%, 04/21/06	1,184,789	1,165,160
Charta LLC
4.25%, 01/26/06	2,961,973	2,942,391
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	4,689,790	4,668,054
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	14,533,414	14,429,060
Descartes Funding Trust
4.12%, 11/15/06 (6)	1,777,184	1,777,184
Dorada Finance Inc.
3.76%, 01/26/06	394,930	392,620
Edison Asset Securitization LLC
4.37%, 05/08/06	1,974,649	1,936,776
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	11,990,975	11,982,296
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	3,934,882	3,916,003
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	10,268,173	10,234,308
Galaxy Funding Inc.
4.23%, 04/18/06	1,133,448	1,115,069
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	3,949,297	3,933,547
General Electric Capital Corp.
3.98%, 12/13/05	3,949,297	3,944,064
General Electric Co.
3.98%, 12/30/05	1,974,649	1,968,318
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	19,726,305	19,656,691
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	3,751,832	3,735,649

Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	11,452,962	11,379,980
HSBC PLC
3.88%, 02/03/06	1,184,789	1,176,617
Jupiter Securitization Corp.
4.23%, 01/24/06	1,382,254	1,373,484
Liberty Street Funding Corp.
4.23%, 01/04/06	1,579,719	1,573,408
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	8,254,031	8,237,598
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	3,159,438	3,146,403
Nordea North America Inc.
4.16%, 04/04/06	4,146,762	4,087,343
Park Avenue Receivables Corp.
4.03%, 12/08/05	3,607,446	3,604,619
Park Granada LLC
4.05%, 12/08/05	3,949,297	3,946,187
Park Sienna LLC
4.07%, 12/01/05	1,842,663	1,842,663
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	5,433,285	5,429,460
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	3,949,297	3,915,840
Sedna Finance Inc.
3.92%, 02/21/06	987,324	978,509
Sigma Finance Inc.
4.16%, 04/06/06	2,369,578	2,335,077
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	12,690,277	12,625,804
Sydney Capital Corp.
3.98%, 12/13/05	596,739	595,947
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,059,123	1,054,891
Three Pillars Funding Corp.
4.03%, 01/17/06	1,909,920	1,899,871
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	2,369,578	2,367,588
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	18,046,787	17,954,328
Variable Funding Capital Corp.
4.02%, 12/05/05	2,990,092	2,988,756

		205,593,424
LOAN PARTICIPATIONS(5) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,974,649	1,974,649

		1,974,649
MEDIUM-TERM NOTES(5) – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06(6)	1,224,282	1,224,209
K2 USA LLC
3.94%, 07/07/06(6)	2,369,578	2,369,508
US Bank N.A.
2.85%, 11/15/06	789,859	775,962

		4,369,679
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(4)(7)	12,742,452	12,742,452

		12,742,452

REPURCHASE AGREEMENTS(5) – 1.78%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $48,779,285 and effective yields of 4.03% to 4.05%.(8)	48,773,820	48,773,820
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $57,271,219 and an effective yield of 4.03%.(8)	57,264,809	57,264,809
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $19,748,691 and an effective yield of 4.02%.(8)	19,746,486	19,746,486
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $9,874,346 and an effective yield of 4.02%.(8)	9,873,243	9,873,243
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $9,874,362 and an effective yield of 4.08%.(9)	9,873,243	9,873,243
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $21,723,568 and effective yields of 4.02% to 4.10%.(8)	21,721,135	21,721,135

		167,252,736
TIME DEPOSITS(5) – 0.50%
Deutsche Bank AG
4.04%, 12/01/05	15,162,339	15,162,339
KBC Groupe SA
4.05%, 12/01/05	11,847,892	11,847,892
Societe Generale
4.04%, 12/01/05	19,746,486	19,746,486

		46,756,717
VARIABLE & FLOATING RATE NOTES(5) – 3.76%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(6)	13,881,780	13,885,473
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	15,204,794	15,204,713
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	6,516,340	6,516,340
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	2,172,113	2,173,324
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(6)	12,835,216	12,841,785
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(6)	2,567,043	2,567,043
Bank of America N.A.
4.06%, 08/10/06	19,746,486	19,746,486
Bank of Ireland
4.13%, 11/17/06(6)	3,949,297	3,949,297
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(6)	9,833,750	9,833,274
BMW US Capital LLC
4.09%, 12/15/06(6)	3,949,297	3,949,297
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(6)	10,623,609	10,623,318
Commodore CDO Ltd.
3.91%, 06/13/06(6)	987,324	987,324
DEPFA Bank PLC
3.88%, 09/15/06	3,949,297	3,949,297
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(6)	6,279,383	6,279,557
Eli Lilly Services Inc.
4.06%, 09/01/06(6)	3,949,297	3,949,297
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	3,949,297	3,949,271

Fifth Third Bancorp
4.15%, 11/22/06(6)	7,898,594	7,898,594
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(6)	2,764,508	2,764,524
General Electric Capital Corp.
4.19%, 10/06/06	1,777,184	1,778,558
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	2,961,973	2,961,973
Hartford Life Global Funding Trust
4.11%, 12/15/06	3,949,297	3,949,297
HBOS Treasury Services PLC
4.01%, 07/24/06(6)	3,949,297	3,949,297
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	3,356,903	3,357,846
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(6)	11,452,962	11,452,511
Leafs LLC
4.16%, 01/20/06 - 02/21/06(6)	4,141,921	4,141,921
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(6)	13,427,610	13,428,391
Lothian Mortgages PLC
4.18%, 01/24/06(6)	1,974,649	1,974,649
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	6,121,411	6,122,468
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(6)	11,808,399	11,815,648
Mound Financing PLC
4.05%, 11/08/06(6)	7,898,594	7,898,594
Natexis Banques Populaires
4.10%, 10/16/06(6)	2,961,973	2,961,973
National City Bank (Ohio)
4.03%, 01/06/06	1,974,649	1,974,590
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(6)	14,612,400	14,613,138
Nordea Bank AB
4.10%, 08/11/06(6)	6,911,270	6,911,270
Northern Rock PLC
4.10%, 11/03/06(6)	4,739,157	4,739,335
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(6)	10,742,088	10,742,092
Pfizer Investment Capital PLC
4.08%, 12/15/06(6)	9,873,243	9,873,243
Principal Life Income Funding Trusts
4.29%, 05/10/06	2,961,973	2,962,035
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(6)	3,356,903	3,356,845
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(6)	12,282,314	12,282,124
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(6)	3,949,297	3,949,297
Societe Generale
4.06%, 11/24/06(6)	2,764,508	2,764,508
Strips III LLC
4.24%, 07/24/06(6)(10)	1,087,625	1,087,625
SunTrust Bank
4.19%, 04/28/06	5,923,946	5,923,946
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(6)	8,806,933	8,806,224
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	8,688,454	8,688,266
Union Hamilton Special Funding LLC
4.00%, 03/28/06	3,949,297	3,949,297
US Bank N.A.
4.14%, 09/29/06	1,777,184	1,776,798

Variable Funding Capital Corp.
4.07%, 02/16/06	6,911,270	6,911,270
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(6)	8,462,079	8,462,080
Wells Fargo & Co.
4.11%, 09/15/06(6)	1,974,649	1,974,798
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(6)	6,911,270	6,910,926
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(6)	8,096,059	8,095,931
Winston Funding Ltd.
4.26%, 01/23/06	2,819,798	2,819,798
World Savings Bank
4.04%, 03/09/06	5,923,946	5,923,859

		352,360,635

TOTAL SHORT-TERM INVESTMENTS (Cost: $879,768,555)		879,768,555

TOTAL INVESTMENTS IN SECURITIES – 109.11% (Cost: $8,646,892,228)		10,224,892,732
Other Assets, Less Liabilities – (9.11)%		(853,972,638)

NET ASSETS – 100.00%		$9,370,920,094

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(9)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(10)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

see accompanying notes to the schedules of investment

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 98.00%
AUSTRIA – 1.37%
Andritz AG(1)	1,470	$146,878
Boehler-Uddeholm AG	2,190	357,645
Erste Bank der Oesterreichischen Sparkassen AG	24,255	1,292,514
Flughafen Wien AG	294	18,675
Immofinanz Immobilien Anlage AG(2)	85,848	812,720
Mayr-Melnhof Karton AG(1)	1,764	235,418
Meinl European Land Ltd.(2)	12,862	224,877
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,323	415,362
OMV AG	30,576	1,689,550
RHI AG(1)(2)	3,993	111,098
Telekom Austria AG	60,564	1,372,345
Voestalpine AG	4,284	407,585
Wienerberger Baustoffindustrie AG	12,936	497,179

		7,581,846
BELGIUM – 3.71%
AGFA-Gevaert NV(1)	16,170	318,934
Barco NV	2,499	173,973
Bekaert NV(1)	3,942	310,912
Belgacom SA	27,930	934,499
Cofinimmo	1,617	251,449
Colruyt SA	2,940	395,484
Compagnie Maritime Belge SA	3,180	102,537
Delhaize Group(1)	12,789	808,913
Dexia Group(1)	98,842	2,156,966
Euronav SA	2,482	69,935
Fortis	209,769	6,237,087
Groupe Bruxelles Lambert SA(1)	12,789	1,176,052
InBev	34,398	1,455,871
KBC Groupe(1)	32,634	2,837,447
Mobistar SA	5,010	405,484
Omega Pharma SA	3,822	176,633
SA D’Ieteren NV(1)	588	153,064
Solvay SA	11,466	1,266,622
UCB SA	16,023	789,615
Umicore	4,410	475,464

		20,496,941
FINLAND – 4.40%
Amer Group OYJ(1)	11,025	198,738
Cargotec Corp.(2)	7,693	252,137
Elisa OYJ Class A	27,010	515,545
Fortum OYJ	78,110	1,373,950
KCI Konecranes OYJ(1)	3,087	137,315
Kesko OYJ Class B	10,731	278,582
Kone OYJ(2)	14,406	481,665
Metso OYJ	20,586	538,548

Neste Oil OYJ(2)	24,528	718,595
Nokia OYJ	736,716	12,593,994
Nokian Renkaat OYJ	20,286	264,274
Orion OYJ Class B	15,184	269,413
Outokumpu OYJ(1)	24,990	335,866
Rautaruukki OYJ	18,729	382,656
Sampo OYJ Class A	69,825	1,139,311
Stora Enso OYJ Class R	111,544	1,432,087
TietoEnator OYJ	15,141	504,633
UPM-Kymmene OYJ(1)	96,285	1,813,973
Uponor OYJ	15,582	340,771
Wartsila OYJ Class B	10,789	290,009
YIT-Yhtyma OYJ	9,996	404,690

		24,266,752
FRANCE – 29.31%
Accor SA(1)	37,632	2,003,136
Air France - KLM(1)	16,644	310,035
Alcatel SA Class A(2)	220,206	2,725,925
Alstom(2)	19,150	1,084,820
Arcelor	92,022	2,206,673
Atos Origin SA(2)	11,826	796,800
Autoroutes du Sud de la France	10,437	594,932
AXA(1)	252,252	7,610,274
BNP Paribas SA(1)	141,120	11,180,294
Bouygues SA(1)	33,516	1,603,861
Business Objects SA(1)(2)	12,054	481,897
Cap Gemini SA(2)	22,491	891,725
Carrefour SA(1)	99,666	4,335,795
Casino Guichard Perrachon SA	7,203	474,277
CNP Assurances	5,880	445,049
Compagnie de Saint-Gobain(1)	55,125	3,194,240
Compagnie Generale des Etablissements Michelin Class B(1)	26,313	1,434,754
Compagnie Generale d’Optique Essilor International SA	17,199	1,430,526
Credit Agricole SA(1)	105,412	3,192,637
Dassault Systemes SA(1)	10,290	570,782
European Aeronautic Defense and Space Co.(1)	43,953	1,628,652
France Telecom	299,011	7,494,554
Gecina SA	1,314	147,323
Groupe Danone	41,902	4,312,652
Hermes International	2,920	674,737
Imerys SA(1)	6,468	449,902
Klepierre	3,848	355,669
Lafarge SA(1)	31,017	2,665,770
Lagardere S.C.A.(1)	20,580	1,460,620
L’Air Liquide SA(1)	19,404	3,509,231
L’Oreal SA(1)	51,976	3,756,287
LVMH Moet Hennessy Louis Vuitton SA(1)	42,483	3,646,212
Neopost SA	5,145	485,256
PagesJaunes SA	20,433	497,689
Pernod Ricard SA	12,848	2,103,939
PPR SA(1)	12,054	1,299,602
PSA Peugeot Citroen SA(1)	28,371	1,712,537
Publicis Groupe(1)	22,785	772,025
Renault SA	32,928	2,577,679
Safran SA(1)	30,948	661,129
Sanofi-Aventis(1)	186,984	15,122,512
Schneider Electric SA	40,572	3,503,720
SCOR	148,911	301,961
Societe BIC SA	4,263	249,584

Societe des Autoroutes du Nord et de l’Est de la France(2)	4,704	313,337
Societe Des Autoroutes Paris-Rhin-Rhone	6,174	432,363
Societe Generale Class A(1)	61,320	7,308,844
Societe Television Francaise 1(1)	20,306	510,396
Sodexho Alliance SA	19,110	762,857
STMicroelectronics NV	112,712	1,990,570
Suez SA(1)	156,366	4,475,962
Suez SA New	17,520	501,095
Suez SA Strips(2)	17,520	207
Technip SA(1)	14,259	808,592
Thales SA(1)	15,476	690,590
Thomson(1)	45,570	933,736
Total SA(1)	100,448	25,153,081
Unibail Holding	7,644	953,458
Valeo SA(1)	13,369	494,750
Veolia Environnement	56,502	2,421,384
Vinci SA(1)	26,572	2,117,709
Vivendi Universal SA	189,189	5,498,044
Zodiac SA	7,203	433,091

		161,757,740
GERMANY – 20.38%
Adidas-Salomon AG	8,322	1,462,755
Allianz AG(1)	65,846	9,586,423
ALTANA AG	12,495	661,421
BASF AG	95,550	7,057,439
Bayer AG	116,718	4,659,295
Beiersdorf AG	2,824	341,592
Celesio AG	6,321	501,306
Commerzbank AG	100,448	2,974,790
Continental AG	23,667	2,006,448
DaimlerChrysler AG(1)	161,914	8,196,753
Deutsche Bank AG(1)	87,892	8,613,953
Deutsche Boerse AG	17,934	1,765,465
Deutsche Lufthansa AG	35,332	474,447
Deutsche Post AG	106,434	2,312,603
Deutsche Telekom AG	482,307	8,017,483
Douglas Holding AG	5,145	192,889
E.ON AG	110,250	10,503,622
EPCOS AG(1)(2)	10,950	135,808
Fresenius Medical Care AG(1)	6,615	628,658
Heidelberger Druckmaschinen AG	9,996	358,022
Hochtief AG	10,290	416,471
Hypo Real Estate Holding AG	23,226	1,210,297
Infineon Technologies AG(2)	113,150	1,013,826
IVG Immobilien AG	11,907	230,079
KarstadtQuelle AG(1)(2)	13,818	178,058
Linde AG	14,994	1,073,888
MAN AG	25,872	1,290,226
Merck KGaA	8,760	716,839
METRO AG(1)	25,872	1,159,678
MLP AG(1)	11,922	233,742
Muenchener Rueckversicherungs-Gesellschaft AG	30,952	4,045,377
Premiere AG(1)(2)	10,074	285,279
Puma AG	2,793	753,855
RWE AG(1)	74,088	5,127,213
SAP AG	39,102	7,069,328
Schering AG	29,400	1,904,629
Siemens AG(1)	141,708	10,749,068
Suedzucker AG	12,898	286,483

ThyssenKrupp AG(1)	66,738	1,344,654
TUI AG(1)	43,362	836,861
Volkswagen AG(1)	34,894	1,832,710
Wincor Nixdorf AG	2,499	244,593

		112,454,326
GREECE – 1.33%
Hellenic Telecommunications Organization SA ADR(2)	258,867	2,723,281
National Bank of Greece SA ADR	583,047	4,588,580

		7,311,861
IRELAND – 2.62%
Allied Irish Banks PLC	154,350	3,335,527
Bank of Ireland	174,489	2,696,908
C&C Group PLC	50,224	307,308
CRH PLC	97,314	2,575,651
DCC PLC	14,994	270,107
DEPFA Bank PLC	62,780	941,464
Eircom Group PLC	99,519	234,656
Elan Corp. PLC(2)	74,314	763,105
Fyffes PLC	57,477	138,913
Grafton Group PLC(2)	38,220	355,970
Greencore Group PLC	35,427	139,918
IAWS Group PLC	22,197	312,198
Independent News & Media PLC	107,751	293,446
Irish Life & Permanent PLC	49,833	898,884
Kerry Group PLC Class A	24,990	540,332
Kingspan Group PLC	21,903	267,522
Paddy Power PLC	16,644	207,409
Ryanair Holdings PLC(2)	21,760	183,426

		14,462,744
ITALY – 11.24%
Alleanza Assicurazioni SpA(1)	67,160	790,991
Arnoldo Mondadori Editore SpA	19,110	176,633
Assicurazioni Generali SpA(1)	163,666	5,082,409
Autogrill SpA(1)	30,282	406,991
Autostrade SpA(1)	52,038	1,175,470
Banca Antonveneta SpA	16,206	500,388
Banca Fideuram SpA(1)	58,212	319,468
Banca Intesa SpA	582,855	2,817,343
Banca Monte dei Paschi di Siena SpA(1)	192,720	925,302
Banca Nazionale del Lavoro SpA(1)(2)	197,538	624,721
Banca Popolare di Milano Scrl(1)	72,471	709,149
Banca Popolare di Verona e Novara Scrl	68,943	1,338,687
Banche Popolari Unite Scrl(1)	59,241	1,301,858
Benetton Group SpA(1)	6,332	70,919
Bulgari SpA	20,586	212,604
Capitalia SpA	255,633	1,434,562
Enel SpA(1)	761,313	5,995,634
ENI SpA	460,338	12,482,456
Fiat SpA(1)(2)	82,782	673,411
Fiat SpA Rights(2)	91,096	226
Fineco SpA	28,371	265,912
Finmeccanica SpA(1)	56,404	1,042,681
Gruppo Editoriale L’Espresso SpA(1)	30,135	152,414
Italcementi SpA(1)	15,729	265,360
Lottomatica SpA	9,928	338,732
Luxottica Group SpA(1)	21,316	526,484
Mediaset SpA	145,530	1,533,001
Mediobanca SpA(1)	82,173	1,449,293

Mediolanum SpA(1)	50,646	322,131
Pirelli SpA	498,330	442,098
Sanpaolo IMI SpA(1)	198,303	3,013,544
Seat Pagine Gialle SpA(1)(2)	775,278	361,950
Snam Rete Gas SpA(1)	116,070	490,916
Telecom Italia Media SpA(1)(2)	167,170	94,601
Telecom Italia SpA(1)	1,849,552	5,184,209
Terna SpA(1)	202,419	491,602
Tiscali SpA(1)(2)	51,303	178,729
UniCredito Italiano SpA	920,629	5,703,649
UniCredito Italiano SpA New	500,535	3,115,758

		62,012,286
NETHERLANDS – 10.62%
ABN AMRO Holding NV	315,944	7,803,502
AEGON NV	245,931	3,908,396
Akzo Nobel NV	47,922	2,153,125
ASML Holding NV(2)	85,701	1,641,854
Buhrmann NV	19,257	255,182
Corio NV	5,439	286,181
Euronext NV(1)	15,288	690,491
Getronics NV(1)	21,441	259,351
Hagemeyer NV(1)(2)	90,699	252,354
Heineken NV	46,305	1,420,465
ING Groep NV	331,632	10,759,702
Koninklijke Ahold NV(1)(2)	274,596	2,068,666
Koninklijke DSM NV(1)	25,112	930,510
Koninklijke KPN NV	370,146	3,669,986
Koninklijke Numico NV(1)(2)	30,222	1,245,633
Koninklijke Philips Electronics NV	231,378	6,473,143
Oce NV	13,671	195,182
QIAGEN NV(1)(2)	27,048	308,040
Randstad Holdings NV	7,008	289,751
Reed Elsevier NV	114,807	1,529,474
Rodamco Europe NV	6,615	521,737
SBM Offshore NV	4,526	355,640
TNT NV	69,090	1,866,103
Unilever NV CVA	100,989	6,792,429
Vedior NV	28,518	403,792
VNU NV	40,719	1,272,150
Wereldhave NV	3,087	290,790
Wolters Kluwer NV CVA	49,245	984,653

		58,628,282
PORTUGAL – 0.97%
Banco BPI SA Registered	70,851	309,060
Banco Comercial Portugues SA Class R(1)	358,722	892,351
Banco Espirito Santo SA	28,077	441,903
Brisa-Auto Estradas de Portugal SA(1)	77,175	623,250
CIMPOR-Cimentos de Portugal SGPS SA	55,334	296,824
Energias de Portugal SA	347,918	1,025,445
Jeronimo Martins SGPS SA(1)	7,644	109,855
Portugal Telecom SGPS SA(1)	126,273	1,156,716
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA(1)	18,396	210,373
Sonae SGPS SA	156,408	267,376

		5,333,153
SPAIN – 12.05%
Abertis Infraestructuras SA(1)	39,420	1,045,205
Acciona SA(1)	4,557	504,744
Acerinox SA(1)	40,572	540,027

Actividades de Construcciones y Servicios SA	42,483	1,227,091
Altadis SA	52,560	2,222,087
Antena 3 de Television SA(1)	12,642	277,667
Banco Bilbao Vizcaya Argentaria SA	605,052	10,714,157
Banco Popular Espanol SA(1)	158,613	1,916,717
Banco Santander Central Hispano SA	1,052,368	13,399,444
Cintra Concesiones de Infraestructuras de Transporte SA(2)	40,278	491,952
Corporacion Mapfre SA(1)	20,729	348,248
Ebro Puleva SA	13,377	236,562
Endesa SA	170,373	4,445,059
Fomento de Construcciones y Contratas SA	7,644	423,649
Gamesa Corporacion Tecnologica SA	26,718	374,840
Gas Natural SDG SA(1)	33,369	911,123
Grupo Ferrovial SA	11,172	778,420
Iberdrola SA(1)	145,383	3,830,774
Iberia Lineas Aereas de Espana SA	79,233	202,703
Inditex SA	40,278	1,184,769
Indra Sistemas SA	19,992	394,790
Inmobiliaria Colonial SA	5,548	305,587
Metrovacesa SA(1)	10,300	658,161
NH Hoteles SA(1)	22,922	346,176
Promotora de Informaciones SA(1)	14,553	250,839
Repsol YPF SA(1)	167,727	4,945,521
Sacyr Vallehermoso SA(1)	18,342	466,869
Sociedad General de Aguas de Barcelona SA	115	2,637
Sociedad General de Aguas de Barcelona SA Class B(1)	11,557	265,009
Sogecable SA(1)(2)	7,154	286,763
Telefonica Publicidad e Informacion SA	32,487	260,827
Telefonica SA	782,040	11,580,145
Union Fenosa SA	38,955	1,438,862
Zeltia SA(1)	30,076	218,777

		66,496,201

TOTAL COMMON STOCKS (Cost: $461,380,778)		540,802,132
PREFERRED STOCKS – 1.29%
GERMANY – 0.72%
Fresenius Medical Care AG(1)	4,851	397,705
Henkel KGaA	10,437	1,006,524
Porsche AG	1,470	1,095,222
ProSiebenSat.1 Media AG	15,876	282,627
RWE AG	7,154	425,759
Volkswagen AG	19,551	750,266

		3,958,103
ITALY – 0.57%
Banca Intesa SpA RNC	172,431	795,871
Telecom Italia SpA RNC	988,134	2,356,133

		3,152,004

TOTAL PREFERRED STOCKS (Cost: $5,876,868)		7,110,107

SHORT-TERM INVESTMENTS - 18.44%
CERTIFICATES OF DEPOSIT(3) - 1.89%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	231,806	231,806
Bank of Nova Scotia
4.02%, 01/03/06	185,445	185,439
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	417,250	417,245
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	1,854,445	1,854,445
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	1,251,751	1,251,716
First Tennessee Bank
4.18%, 01/26/06	71,860	71,851
Fortis Bank NY
3.83% - 3.84%, 01/25/06	695,417	695,418
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	1,205,389	1,205,389
Nordea Bank PLC
4.03%, 10/02/06	278,167	278,112
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	695,417	695,328
Societe Generale
4.15%, 03/30/06	394,070	394,026
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	811,320	811,351
UBS AG
3.40%, 12/15/05	185,445	185,445
Unicredito Italiano SpA
3.80%, 06/14/06	602,695	602,581
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	839,137	839,134
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	695,417	695,425

		10,414,711
COMMERCIAL PAPER(3) – 4.37%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	463,611	457,227
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	370,889	370,630
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	347,709	347,708
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	224,930	223,731
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	1,576,279	1,568,568
CC USA Inc.
4.23%, 04/21/06	139,083	136,779
Charta LLC
4.25%, 01/26/06	347,709	345,410
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	550,538	547,987
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	1,706,090	1,693,839
Descartes Funding Trust
4.12%, 11/15/06 (4)	208,625	208,625

Dorada Finance Inc.
3.76%, 01/26/06	46,361	46,090
Edison Asset Securitization LLC
4.37%, 05/08/06	231,806	227,360
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	1,407,631	1,406,612
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	461,919	459,703
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	1,205,389	1,201,414
Galaxy Funding Inc.
4.23%, 04/18/06	133,056	130,899
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	463,611	461,763
General Electric Capital Corp.
3.98%, 12/13/05	463,611	462,997
General Electric Co.
3.98%, 12/30/05	231,806	231,062
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	2,315,688	2,307,516
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	440,431	438,531
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	1,344,473	1,335,905
HSBC PLC
3.88%, 02/03/06	139,083	138,124
Jupiter Securitization Corp.
4.23%, 01/24/06	162,264	161,234
Liberty Street Funding Corp.
4.23%, 01/04/06	185,445	184,704
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	968,948	967,018
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	370,889	369,358
Nordea North America Inc.
4.16%, 04/04/06	486,792	479,816
Park Avenue Receivables Corp.
4.03%, 12/08/05	423,481	423,149
Park Granada LLC
4.05%, 12/08/05	463,611	463,246
Park Sienna LLC
4.07%, 12/01/05	216,312	216,312
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	637,818	637,369
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	463,611	459,684
Sedna Finance Inc.
3.92%, 02/21/06	115,903	114,868
Sigma Finance Inc.
4.16%, 04/06/06	278,167	274,117
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	1,489,722	1,482,154
Sydney Capital Corp.
3.98%, 12/13/05	70,052	69,959
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	124,331	123,835
Three Pillars Funding Corp.
4.03%, 01/17/06	224,207	223,027
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	278,167	277,933
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	2,118,528	2,107,673

Variable Funding Capital Corp.
4.02%, 12/05/05	351,009	350,853

		24,134,789
LOAN PARTICIPATIONS(3) – 0.04%
Army & Air Force Exchange Service
4.24%, 02/01/06	231,806	231,806

		231,806
MEDIUM-TERM NOTES(3) – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06(4)	143,720	143,711
K2 USA LLC
3.94%, 07/07/06(4)	278,167	278,158
US Bank N.A.
2.85%, 11/15/06	92,722	91,091

		512,960
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	21,252	21,252

		21,252
REPURCHASE AGREEMENTS(3) – 3.56%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $5,726,242 and effective yields of 4.03% to 4.05%.(7)	5,725,600	5,725,600
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $6,723,118 and an effective yield of 4.03%.(7)	6,722,364	6,722,364
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $2,318,316 and an effective yield of 4.02%.(7)	2,318,057	2,318,057
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $1,159,157 and an effective yield of 4.02%.(7)	1,159,028	1,159,028
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $1,159,159 and an effective yield of 4.08%.(8)	1,159,028	1,159,028
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $2,550,148 and effective yields of 4.02% to 4.10%.(7)	2,549,862	2,549,862

		19,633,939
TIME DEPOSITS(3) – 0.99%
Deutsche Bank AG
4.04%, 12/01/05	1,779,920	1,779,920
KBC Groupe SA
4.05%, 12/01/05	1,390,834	1,390,834
Societe Generale
4.04%, 12/01/05	2,318,057	2,318,057

		5,488,811
VARIABLE & FLOATING RATE NOTES(3) – 7.50%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	1,629,594	1,630,029
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	1,784,904	1,784,894
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	764,959	764,959

American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	254,986	255,128
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	1,506,737	1,507,508
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	301,347	301,347
Bank of America N.A.
4.06%, 08/10/06	2,318,057	2,318,057
Bank of Ireland
4.13%, 11/17/06(4)	463,611	463,611
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	1,154,392	1,154,337
BMW US Capital LLC
4.09%, 12/15/06(4)	463,611	463,611
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	1,247,114	1,247,080
Commodore CDO Ltd.
3.91%, 06/13/06(4)	115,903	115,903
DEPFA Bank PLC
3.88%, 09/15/06	463,611	463,611
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	737,142	737,162
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	463,611	463,611
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	463,611	463,608
Fifth Third Bancorp
4.15%, 11/22/06(4)	927,223	927,223
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	324,528	324,530
General Electric Capital Corp.
4.19%, 10/06/06	208,625	208,786
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	347,708	347,709
Hartford Life Global Funding Trust
4.11%, 12/15/06	463,611	463,611
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	463,611	463,611
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	394,070	394,181
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	1,344,473	1,344,420
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	486,224	486,224
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	1,576,279	1,576,370
Lothian Mortgages PLC
4.18%, 01/24/06(4)	231,806	231,806
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	718,598	718,721
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	1,386,198	1,387,049
Mound Financing PLC
4.05%, 11/08/06(4)	927,223	927,223
Natexis Banques Populaires
4.10%, 10/16/06(4)	347,709	347,708
National City Bank (Ohio)
4.03%, 01/06/06	231,806	231,799
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	1,715,362	1,715,449

Nordea Bank AB
4.10%, 08/11/06(4)	811,320	811,320
Northern Rock PLC
4.10%, 11/03/06(4)	556,334	556,354
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	1,261,023	1,261,023
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	1,159,028	1,159,028
Principal Life Income Funding Trusts
4.29%, 05/10/06	347,709	347,716
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	394,070	394,063
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	1,441,831	1,441,808
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	463,611	463,611
Societe Generale
4.06%, 11/24/06(4)	324,528	324,528
Strips III LLC
4.24%, 07/24/06(4)(9)	127,677	127,677
SunTrust Bank
4.19%, 04/28/06	695,417	695,417
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	1,033,853	1,033,770
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	1,019,945	1,019,923
Union Hamilton Special Funding LLC
4.00%, 03/28/06	463,611	463,611
US Bank N.A.
4.14%, 09/29/06	208,625	208,580
Variable Funding Capital Corp.
4.07%, 02/16/06	811,320	811,320
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	993,371	993,371
Wells Fargo & Co.
4.11%, 09/15/06(4)	231,806	231,823
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	811,320	811,279
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	950,403	950,388
Winston Funding Ltd.
4.26%, 01/23/06	331,018	331,018
World Savings Bank
4.04%, 03/09/06	695,417	695,407

		41,363,911

TOTAL SHORT-TERM INVESTMENTS (Cost: $101,802,179)		101,802,179

TOTAL INVESTMENTS IN SECURITIES – 117.73% (Cost: $569,059,825)		649,714,418
Other Assets, Less Liabilities – (17.73)%		(97,865,453)

NET ASSETS – 100.00%		$551,848,965

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.65%
ADVERTISING – 0.84%
PagesJaunes SA	11,120	$270,851
Publicis Groupe	12,128	410,933

		681,784
AEROSPACE & DEFENSE – 2.00%
European Aeronautic Defense and Space Co.	21,472	795,632
Safran SA(1)	14,800	316,166
Thales SA(1)	6,800	303,438
Zodiac SA	3,440	206,835

		1,622,071
AIRLINES – 0.24%
Air France – KLM	10,544	196,408

		196,408
APPAREL – 0.55%
Hermes International	1,920	443,663

		443,663
AUTO MANUFACTURERS – 2.62%
PSA Peugeot Citroen SA(1)	13,968	843,140
Renault SA(1)	16,352	1,280,072

		2,123,212
AUTO PARTS & EQUIPMENT – 1.14%
Compagnie Generale des Etablissements Michelin Class B	12,672	690,959
Valeo SA	6,221	230,222

		921,181
BANKS – 13.27%
BNP Paribas SA(1)	69,424	5,500,147
Credit Agricole SA(1)	51,744	1,567,182
Societe Generale Class A(1)	30,928	3,686,365

		10,753,694
BEVERAGES – 1.25%
Pernod Ricard SA	6,176	1,011,358

		1,011,358
BUILDING MATERIALS – 3.82%
Compagnie de Saint-Gobain(1)	27,280	1,580,750
Imerys SA(1)	2,864	199,214
Lafarge SA(1)	15,344	1,318,747

		3,098,711
CHEMICALS – 2.14%
L’Air Liquide SA(1)	9,568	1,730,382

		1,730,382

COMMERCIAL SERVICES – 0.78%
Autoroutes du Sud de la France	5,088	290,027
Societe des Autoroutes du Nord et de l’Est de la France(2)	2,032	135,353
Societe Des Autoroutes Paris-Rhin-Rhone	3,008	210,649

		636,029
COMPUTERS – 0.97%
Atos Origin SA(2)	5,856	394,560
Cap Gemini SA(2)	9,920	393,309

		787,869
COSMETICS & PERSONAL CARE – 2.32%
L’Oreal SA(1)	26,032	1,881,323

		1,881,323
DIVERSIFIED FINANCIAL SERVICES – 0.42%
Euronext NV(1)	7,536	340,368

		340,368
ENGINEERING & CONSTRUCTION – 2.46%
Bouygues SA	17,632	843,754
Vinci SA(1)	14,464	1,152,738

		1,996,492
FOOD – 5.60%
Carrefour SA(1)	49,712	2,162,634
Casino Guichard Perrachon SA	3,312	218,077
Groupe Danone	20,960	2,157,252

		4,537,963
FOOD SERVICE – 0.41%
Sodexho Alliance SA(1)	8,416	335,960

		335,960
HAND & MACHINE TOOLS – 2.12%
Schneider Electric SA	19,872	1,716,108

		1,716,108
HEALTH CARE – PRODUCTS – 0.89%
Compagnie Generale d’Optique Essilor International SA(1)	8,656	719,962

		719,962
HOLDING COMPANIES – DIVERSIFIED – 2.28%
LVMH Moet Hennessy Louis Vuitton SA(1)	21,520	1,847,009

		1,847,009
HOME FURNISHINGS – 0.58%
Thomson(1)	23,024	471,765

		471,765
HOUSEHOLD PRODUCTS & WARES – 0.20%
Societe BIC SA(1)	2,736	160,184

		160,184
INSURANCE – 5.16%
AXA	126,112	3,804,715
CNP Assurances	3,040	230,093
SCOR	73,008	148,045

		4,182,853

IRON & STEEL – 1.33%
Arcelor	44,912	1,076,983

		1,076,983
LODGING – 1.14%
Accor SA(1)	17,360	924,066

		924,066
MACHINERY – 0.68%
Alstom(2)	9,696	549,264

		549,264
MEDIA – 4.64%
Lagardere S.C.A.(1)	10,592	751,744
Societe Television Francaise 1(1)	10,576	265,830
Vivendi Universal SA	94,480	2,745,694

		3,763,268
OFFICE & BUSINESS EQUIPMENT – 0.33%
Neopost SA	2,832	267,103

		267,103
OIL & GAS – 15.19%
Total SA(1)	49,168	12,312,109

		12,312,109
OIL & GAS SERVICES – 0.54%
Tecnip SA(1)	7,680	435,514

		435,514
PHARMACEUTICALS – 9.18%
Sanofi-Aventis(1)	92,000	7,440,589

		7,440,589
REAL ESTATE – 0.96%
Gecina SA	806	90,367
Klepierre(1)	2,064	190,775
Unibail Holding	4,016	500,927

		782,069
RETAIL – 0.77%
PPR SA(1)	5,808	626,189

		626,189
SEMICONDUCTORS – 1.22%
STMicroelectronics NV(1)	56,000	988,998

		988,998
SOFTWARE – 0.64%
Business Objects SA(1)(2)	6,016	240,509
Dassault Systemes SA(1)	4,992	276,904

		517,413
TELECOMMUNICATIONS – 6.28%
Alcatel SA Class A(2)	109,520	1,355,745
France Telecom	148,816	3,729,995

		5,085,740
WATER – 4.69%
Suez SA	87,488	2,504,336
Veolia Environnement	30,176	1,293,188
		3,797,524

TOTAL COMMON STOCKS (Cost: $73,054,181)		80,763,178

SHORT-TERM INVESTMENTS – 33.79%
CERTIFICATES OF DEPOSIT(3) – 3.46%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	62,366	62,366
Bank of Nova Scotia
4.02%, 01/03/06	49,893	49,892
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	112,259	112,258
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	498,931	498,931
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	336,778	336,769
First Tennessee Bank
4.18%, 01/26/06	19,334	19,331
Fortis Bank NY
3.83% - 3.84%, 01/25/06	187,099	187,100
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	324,305	324,306
Nordea Bank PLC
4.03%, 10/02/06	74,840	74,825
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	187,099	187,075
Societe Generale
4.15%, 03/30/06	106,023	106,011
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	218,282	218,290
UBS AG
3.40%, 12/15/05	49,893	49,893
Unicredito Italiano SpA
3.80%, 06/14/06	162,153	162,122
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	225,766	225,765
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	187,099	187,101

		2,802,035
COMMERCIAL PAPER(3) – 8.01%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	124,733	123,014
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	99,786	99,716
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	93,550	93,550
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	60,517	60,193
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	424,091	422,018
CC USA Inc.
4.23%, 04/21/06	37,420	36,800
Charta LLC
4.25%, 01/26/06	93,550	92,931
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	148,120	147,434

CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	459,016	455,721
Descartes Funding Trust
4.12%, 11/15/06(4)	56,130	56,130
Dorada Finance Inc.
3.76%, 01/26/06	12,473	12,400
Edison Asset Securitization LLC
4.37%, 05/08/06	62,366	61,170
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	378,717	378,443
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	124,277	123,681
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	324,305	323,235
Galaxy Funding Inc.
4.23%, 04/18/06	35,798	35,218
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	124,733	124,236
General Electric Capital Corp.
3.98%, 12/13/05	124,733	124,567
General Electric Co.
3.98%, 12/30/05	62,366	62,166
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	623,026	620,827
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	118,496	117,985
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	361,725	359,420
HSBC PLC
3.88%, 02/03/06	37,420	37,162
Jupiter Securitization Corp.
4.23%, 01/24/06	43,656	43,379
Liberty Street Funding Corp.
4.23%, 01/04/06	49,893	49,694
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	260,691	260,173
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	99,786	99,375
Nordea North America Inc.
4.16%, 04/04/06	130,969	129,093
Park Avenue Receivables Corp.
4.03%, 12/08/05	113,936	113,847
Park Granada LLC
4.05%, 12/08/05	124,733	124,634
Park Sienna LLC
4.07%, 12/01/05	58,198	58,198
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	171,602	171,481
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	124,733	123,676
Sedna Finance Inc.
3.92%, 02/21/06	31,183	30,905
Sigma Finance Inc.
4.16%, 04/06/06	74,840	73,750
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	400,804	398,766
Sydney Capital Corp.
3.98%, 12/13/05	18,847	18,822
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	33,451	33,317
Three Pillars Funding Corp.
4.03%, 01/17/06	60,322	60,005

Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	74,840	74,776
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	569,981	567,061
Variable Funding Capital Corp.
4.02%, 12/05/05	94,438	94,395

		6,493,364
LOAN PARTICIPATIONS(3) – 0.08%
Army & Air Force Exchange Service
4.24%, 02/01/06	62,366	62,366

		62,366
MEDIUM-TERM NOTES(3) – 0.17%
Dorada Finance Inc.
3.93%, 07/07/06(4)	38,667	38,665
K2 USA LLC
3.94%, 07/07/06(4)	74,840	74,837
US Bank N.A.
2.85%, 11/15/06	24,947	24,508

		138,010
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	860	860

		860
REPURCHASE AGREEMENTS(3) – 6.52%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $1,540,622 and effective yields of 4.03% to 4.05%.(7)	1,540,449	1,540,449
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $1,808,827 and an effective yield of 4.03%.(7)	1,808,625	1,808,625
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $623,734 and an effective yield of 4.02%.(7)	623,664	623,664
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $311,867 and an effective yield of 4.02%.(7)	311,832	311,832
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $311,867 and an effective yield of 4.08%.(8)	311,832	311,832
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $686,107 and effective yields of 4.02% to 4.10%.(7)	686,030	686,030

		5,282,432
TIME DEPOSITS(3) – 1.82%
Deutsche Bank AG
4.04%, 12/01/05	478,880	478,880
KBC Groupe SA
4.05%, 12/01/05	374,198	374,198
Societe Generale
4.04%, 12/01/05	623,664	623,664

		1,476,742

VARIABLE & FLOATING RATE NOTES(3) – 13.73%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	438,436	438,552
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	480,221	480,219
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	205,809	205,809
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	68,603	68,642
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	405,381	405,589
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	81,076	81,076
Bank of America N.A.
4.06%, 08/10/06	623,664	623,664
Bank of Ireland
4.13%, 11/17/06(4)	124,733	124,733
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	310,584	310,569
BMW US Capital LLC
4.09%, 12/15/06(4)	124,733	124,733
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	335,531	335,521
Commodore CDO Ltd.
3.91%, 06/13/06(4)	31,183	31,183
DEPFA Bank PLC
3.88%, 09/15/06	124,733	124,733
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	198,325	198,330
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	124,733	124,733
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	124,733	124,732
Fifth Third Bancorp
4.15%, 11/22/06(4)	249,465	249,465
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	87,313	87,313
General Electric Capital Corp.
4.19%, 10/06/06	56,130	56,173
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	93,550	93,549
Hartford Life Global Funding Trust
4.11%, 12/15/06	124,733	124,733
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	124,733	124,733
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	106,023	106,052
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	361,725	361,711
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	130,816	130,816
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	424,091	424,116
Lothian Mortgages PLC
4.18%, 01/24/06(4)	62,366	62,366
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	193,336	193,369
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	372,951	373,180
Mound Financing PLC
4.05%, 11/08/06(4)	249,465	249,465

Natexis Banques Populaires
4.10%, 10/16/06(4)	93,550	93,550
National City Bank (Ohio)
4.03%, 01/06/06	62,366	62,364
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	461,511	461,535
Nordea Bank AB
4.10%, 08/11/06(4)	218,282	218,282
Northern Rock PLC
4.10%, 11/03/06(4)	149,679	149,685
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	339,273	339,274
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	311,832	311,832
Principal Life Income Funding Trusts
4.29%, 05/10/06	93,550	93,552
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	106,023	106,021
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	387,919	387,913
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	124,733	124,733
Societe Generale
4.06%, 11/24/06(4)	87,313	87,313
Strips III LLC
4.24%, 07/24/06(4) (9)	34,351	34,351
SunTrust Bank
4.19%, 04/28/06	187,099	187,099
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	278,154	278,132
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	274,412	274,406
Union Hamilton Special Funding LLC
4.00%, 03/28/06	124,733	124,733
US Bank N.A.
4.14%, 09/29/06	56,130	56,118
Variable Funding Capital Corp.
4.07%, 02/16/06	218,282	218,282
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	267,262	267,262
Wells Fargo & Co.
4.11%, 09/15/06(4)	62,366	62,371
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	218,282	218,271
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	255,702	255,698
Winston Funding Ltd.
4.26%, 01/23/06	89,059	89,059
World Savings Bank
4.04%, 03/09/06	187,099	187,096

		11,128,791

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,384,600)		27,384,600

TOTAL INVESTMENTS IN SECURITIES – 133.44% (Cost: $100,438,781)		108,147,778
Other Assets, Less Liabilities – (33.44)%		(27,103,399)

NET ASSETS – 100.00%		$81,044,379

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 96.59%
AIRLINES – 0.49%
Deutsche Lufthansa AG	184,701	$2,480,209

		2,480,209
APPAREL – 2.09%
Adidas-Salomon AG	39,498	6,942,550
Puma AG	13,659	3,686,683

		10,629,233
AUTO MANUFACTURERS – 8.54%
DaimlerChrysler AG(1)	701,261	35,500,716
Volkswagen AG(1)	152,163	7,991,939

		43,492,655
AUTO PARTS & EQUIPMENT – 1.74%
Continental AG(1)	104,574	8,865,605

		8,865,605
BANKS – 11.83%
Commerzbank AG	455,793	13,498,412
DEPFA Bank PLC	276,227	4,142,368
Deutsche Bank AG(1)	380,625	37,303,577
Hypo Real Estate Holding AG	101,964	5,313,302

		60,257,659
BIOTECHNOLOGY – 0.25%
QIAGEN NV(1) (2)	111,534	1,270,222

		1,270,222
CHEMICALS – 8.97%
BASF AG(1)	337,038	24,894,037
Bayer AG(1)	522,000	20,837,847

		45,731,884
COMPUTERS – 0.26%
Wincor Nixdorf AG	13,659	1,336,894

		1,336,894
OSMETICS & PERSONAL CARE – 0.40%
Beiersdorf AG	16,965	2,052,091

		2,052,091
DIVERSIFIED FINANCIAL SERVICES – 1.74%
Deutsche Boerse AG	79,518	7,827,937
MLP AG(1)	52,113	1,021,724

		8,849,661
ELECTRIC – 13.39%
E.ON AG(1)	479,544	45,686,612
RWE AG(1)	325,989	22,559,862

		68,246,474

ELECTRONICS – 0.12%
EPCOS AG(1)(2)	50,721	629,070

		629,070
ENGINEERING & CONSTRUCTION – 1.43%
Hochtief AG	47,589	1,926,086
Linde AG(1)	74,964	5,369,013

		7,295,099
FOOD – 1.28%
METRO AG(1)	120,147	5,385,431
Suedzucker AG	50,473	1,121,077

		6,506,508
HEALTH CARE - PRODUCTS – 0.52%
Fresenius Medical Care AG(1)	28,101	2,670,583

		2,670,583
INSURANCE – 11.82%
Allianz AG(1)	290,145	42,241,786
Muenchener Rueckversicherungs-Gesellschaft AG(1)	137,808	18,011,285

		60,253,071
IRON & STEEL – 1.16%
ThyssenKrupp AG(1)	293,364	5,910,773

		5,910,773
LEISURE TIME – 0.67%
TUI AG(1)	176,355	3,403,548

		3,403,548
MACHINERY - DIVERSIFIED – 1.43%
Heidelberger Druckmaschinen AG	45,936	1,645,267
MAN AG	112,665	5,618,557

		7,263,824
MANUFACTURING – 9.28%
Siemens AG(1)	623,355	47,283,748

		47,283,748
MEDIA – 0.30%
Premiere AG(1)(2)	54,288	1,537,348

		1,537,348
PHARMACEUTICALS – 3.36%
ALTANA AG(1)	56,724	3,002,677
Celesio AG(1)	31,818	2,523,421
Merck KGaA	37,236	3,047,056
Schering AG	131,805	8,538,763

		17,111,917
REAL ESTATE – 0.23%
IVG Immobilien AG	59,334	1,146,510

		1,146,510
RETAIL – 0.33%
Douglas Holding AG	23,490	880,655
KarstadtQuelle AG(1)(2)	63,597	819,506

		1,700,161

SEMICONDUCTORS – 0.90%
Infineon Technologies AG(2)	513,648	4,602,296

		4,602,296
SOFTWARE – 4.99%
SAP AG(1)	140,766	25,449,364

		25,449,364
TELECOMMUNICATIONS – 6.91%
Deutsche Telekom AG(1)	2,116,884	35,189,375

		35,189,375
TRANSPORTATION – 2.16%
Deutsche Post AG	507,297	11,022,574

		11,022,574

TOTAL COMMON STOCKS (Cost: $483,205,925)		492,188,356
PREFERRED STOCKS – 3.34%
AUTO MANUFACTURERS – 1.51%
Porsche AG(1)	6,090	4,537,350
Volkswagen AG	82,737	3,175,018

		7,712,368
ELECTRIC – 0.41%
RWE AG	35,061	2,086,599

		2,086,599
HEALTH CARE - PRODUCTS – 0.34%
Fresenius Medical Care AG(1)	21,315	1,747,493

		1,747,493
HOUSEHOLD PRODUCTS & WARES – 0.92%
Henkel KGaA(1)	48,285	4,656,514

		4,656,514
MEDIA – 0.16%
ProSiebenSat.1 Media AG(1)	46,197	822,406

		822,406

TOTAL PREFERRED STOCKS (Cost: $15,346,211)		17,025,380

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 13.30%
CERTIFICATES OF DEPOSIT(3) – 1.36%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$154,311	$154,311
Bank of Nova Scotia
4.02%, 01/03/06	123,449	123,445

Canadian Imperial Bank of Commerce
4.05%, 12/14/05	277,760	277,757
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	1,234,488	1,234,488
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	833,280	833,257
First Tennessee Bank
4.18%, 01/26/06	47,836	47,830
Fortis Bank NY
3.83% - 3.84%, 01/25/06	462,933	462,934
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	802,417	802,417
Nordea Bank PLC
4.03%, 10/02/06	185,173	185,137
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	462,933	462,874
Societe Generale
4.15%, 03/30/06	262,329	262,300
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	540,089	540,109
UBS AG
3.40%, 12/15/05	123,449	123,449
Unicredito Italiano SpA
3.80%, 06/14/06	401,209	401,133
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	558,606	558,603
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	462,933	462,938

		6,932,982
COMMERCIAL PAPER(3) – 3.15%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	308,622	304,367
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	246,898	246,725
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	231,467	231,467
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	149,734	148,935
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	1,049,315	1,044,184
CC USA Inc.
4.23%, 04/21/06	92,587	91,053
Charta LLC
4.25%, 01/26/06	231,467	229,936
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	366,489	364,790
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	1,135,729	1,127,573
Descartes Funding Trust
4.12%, 11/15/06(4)	138,880	138,880
Dorada Finance Inc.
3.76%, 01/26/06	30,862	30,682
Edison Asset Securitization LLC
4.37%, 05/08/06	154,311	151,351
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	937,048	936,369
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	307,496	306,021
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	802,417	799,771
Galaxy Funding Inc.
4.23%, 04/18/06	88,575	87,138

Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	308,622	307,391
General Electric Capital Corp.
3.98%, 12/13/05	308,622	308,213
General Electric Co.
3.98%, 12/30/05	154,311	153,816
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	1,541,533	1,536,093
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	293,191	291,927
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	895,004	889,301
HSBC PLC
3.88%, 02/03/06	92,587	91,948
Jupiter Securitization Corp.
4.23%, 01/24/06	108,018	107,332
Liberty Street Funding Corp.
4.23%, 01/04/06	123,449	122,956
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	645,020	643,736
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	246,898	245,878
Nordea North America Inc.
4.16%, 04/04/06	324,053	319,410
Park Avenue Receivables Corp.
4.03%, 12/08/05	281,908	281,687
Park Granada LLC
4.05%, 12/08/05	308,622	308,379
Park Sienna LLC
4.07%, 12/01/05	143,997	143,997
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	424,590	424,290
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	308,622	306,008
Sedna Finance Inc.
3.92%, 02/21/06	77,156	76,467
Sigma Finance Inc.
4.16%, 04/06/06	185,173	182,477
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	991,695	986,657
Sydney Capital Corp.
3.98%, 12/13/05	46,633	46,571
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	82,766	82,436
Three Pillars Funding Corp.
4.03%, 01/17/06	149,253	148,467
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	185,173	185,018
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	1,410,286	1,403,061
Variable Funding Capital Corp.
4.02%, 12/05/05	233,664	233,560

		16,066,318
LOAN PARTICIPATIONS(3) – 0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	154,311	154,311

		154,311

MEDIUM-TERM NOTES(3) – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06(4)	95,673	95,667
K2 USA LLC
3.94%, 07/07/06(4)	185,173	185,168
US Bank N.A.
2.85%, 11/15/06	61,724	60,638

		341,473
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	21,483	21,483

		21,483
REPURCHASE AGREEMENTS(3) – 2.57%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $3,811,910 and effective yields of 4.03% to 4.05%.(7)	3,811,482	3,811,482
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $4,475,521 and an effective yield of 4.03%.(7)	4,475,020	4,475,020
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $1,543,282 and an effective yield of 4.02%.(7)	1,543,110	1,543,110
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $771,641 and an effective yield of 4.02%.(7)	771,555	771,555
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $771,642 and an effective yield of 4.08%.(8)	771,555	771,555
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $1,697,611 and effective yields of 4.02% to 4.10%.(7)	1,697,421	1,697,421

		13,070,143
TIME DEPOSITS(3) – 0.72%
Deutsche Bank AG
4.04%, 12/01/05	1,184,877	1,184,877
KBC Groupe SA
4.05%, 12/01/05	925,866	925,866
Societe Generale
4.04%, 12/01/05	1,543,110	1,543,110

		3,653,853
VARIABLE & FLOATING RATE NOTES(3) – 5.40%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	1,084,807	1,085,095
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	1,188,195	1,188,190
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	509,226	509,227
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	169,742	169,837
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	1,003,022	1,003,535
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	200,604	200,604
Bank of America N.A.
4.06%, 08/10/06	1,543,110	1,543,110

Bank of Ireland
4.13%, 11/17/06(4)	308,622	308,622
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	768,469	768,432
BMW US Capital LLC
4.09%, 12/15/06 (4)	308,622	308,622
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06 (4)	830,193	830,170
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	77,156	77,156
DEPFA Bank PLC
3.88%, 09/15/06	308,622	308,622
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	490,709	490,723
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	308,622	308,622
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	308,622	308,620
Fifth Third Bancorp
4.15%, 11/22/06(4)	617,244	617,244
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	216,035	216,037
General Electric Capital Corp.
4.19%, 10/06/06	138,880	138,987
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	231,467	231,467
Hartford Life Global Funding Trust
4.11%, 12/15/06	308,622	308,622
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	308,622	308,622
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	262,329	262,403
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	895,004	894,969
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	323,675	323,675
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	1,049,315	1,049,375
Lothian Mortgages PLC
4.18%, 01/24/06(4)	154,311	154,311
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	478,364	478,447
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	922,780	923,346
Mound Financing PLC
4.05%, 11/08/06(4)	617,244	617,244
Natexis Banques Populaires
4.10%, 10/16/06(4)	231,467	231,467
National City Bank (Ohio)
4.03%, 01/06/06	154,311	154,306
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	1,141,902	1,141,959
Nordea Bank AB
4.10%, 08/11/06(4)	540,089	540,089
Northern Rock PLC
4.10%, 11/03/06(4)	370,346	370,360
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	839,452	839,453
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	771,555	771,555
Principal Life Income Funding Trusts
4.29%, 05/10/06	231,467	231,471

Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	262,329	262,325
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	959,815	959,800
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	308,622	308,622
Societe Generale
4.06%, 11/24/06(4)	216,035	216,035
Strips III LLC
4.24%, 07/24/06(4)(9)	84,994	84,994
SunTrust Bank
4.19%, 04/28/06	462,933	462,933
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	688,227	688,172
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	678,969	678,954
Union Hamilton Special Funding LLC
4.00%, 03/28/06	308,622	308,622
US Bank N.A.
4.14%, 09/29/06	138,880	138,850
Variable Funding Capital Corp.
4.07%, 02/16/06	540,089	540,089
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	661,278	661,278
Wells Fargo & Co.
4.11%, 09/15/06(4)	154,311	154,323
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	540,089	540,063
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	632,675	632,665
Winston Funding Ltd.
4.26%, 01/23/06	220,356	220,356
World Savings Bank
4.04%, 03/09/06	462,933	462,926

		27,535,603

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,776,166)		67,776,166

TOTAL INVESTMENTS IN SECURITIES – 113.23% (Cost: $566,328,302)		576,989,902
Other Assets, Less Liabilities - (13.23)%		(67,432,771)

NET ASSETS – 100.00%		$509,557,131

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.54%
AIRLINES – 1.08%
Cathay Pacific Airways Ltd.(1)	3,960,000	$6,868,351

		6,868,351
APPAREL – 0.84%
Yue Yuen Industrial Holdings Ltd.(1)	1,980,000	5,323,610

		5,323,610
BANKS – 13.68%
Bank of East Asia Ltd.	5,412,100	16,191,564
BOC Hong Kong Holdings Ltd.	14,190,000	27,081,899
Hang Seng Bank Ltd.(1)	2,970,000	39,295,137
Wing Hang Bank Ltd.	660,000	4,578,901

		87,147,501
CHEMICALS – 0.74%
Kingboard Chemical Holdings Co. Ltd.	1,980,000	4,749,120

		4,749,120
DISTRIBUTION & WHOLESALE – 6.11%
Esprit Holdings Ltd.	3,630,000	25,605,246
Li & Fung Ltd.	6,600,000	13,319,664

		38,924,910
DIVERSIFIED FINANCIAL SERVICES – 2.26%
Hong Kong Exchanges & Clearing Ltd.	3,960,000	14,400,557

		14,400,557
ELECTRIC – 10.46%
CLP Holdings Ltd.	6,930,200	40,841,056
Hongkong Electric Holdings Ltd.	5,280,000	25,771,210

		66,612,266
ELECTRICAL COMPONENTS & EQUIPMENT – 0.90%
Johnson Electric Holdings Ltd.	5,610,000	5,751,286

		5,751,286
ENGINEERING & CONSTRUCTION – 2.79%
Cheung Kong Infrastructure Holdings Ltd.	1,980,000	6,408,759
New World Development Co. Ltd.	8,580,800	11,341,922

		17,750,681
GAS – 4.62%
Hong Kong & China Gas Co. Ltd.	13,860,663	29,402,544

		29,402,544
HAND & MACHINE TOOLS – 1.72%
Techtronic Industries Co. Ltd.	4,290,000	10,953,615

		10,953,615

HOLDING COMPANIES - DIVERSIFIED – 20.06%
Hutchison Whampoa Ltd.(1)	8,580,800	81,440,530
Swire Pacific Ltd. Class A	3,300,000	29,958,606
Wharf Holdings Ltd. (The)	4,620,000	16,413,401

		127,812,537
LODGING – 0.90%
Shangri-La Asia Ltd.(1)	3,960,000	5,719,370

		5,719,370
MEDIA – 1.27%
SCMP Group Ltd.	2,640,000	927,696
Television Broadcasts Ltd.	1,320,000	7,140,702

		8,068,398
REAL ESTATE – 24.97%
Cheung Kong Holdings Ltd.	5,940,000	61,815,159
Cheung Kong Holdings Ltd. Rights(2)(3)	183,375	0
Hang Lung Properties Ltd.	7,260,000	10,906,805
Henderson Land Development Co. Ltd.(1)	2,640,000	11,677,047
Hopewell Holdings Ltd.	2,640,000	6,485,357
Hysan Development Co. Ltd.	2,640,000	6,264,072
Kerry Properties Ltd.(1)	1,980,000	5,310,844
Sino Land Co. Ltd.(1)	5,280,000	6,264,072
Sun Hung Kai Properties Ltd.	5,280,000	50,316,840

		159,040,196
RETAIL – 0.58%
Giordano International Ltd.(1)	6,600,000	3,723,548

		3,723,548
SEMICONDUCTORS – 0.99%
ASM Pacific Technology Ltd.(1)	660,000	3,625,672
Solomon Systech International Ltd.	6,600,000	2,702,232

		6,327,904
TELECOMMUNICATIONS – 2.94%
Hutchinson Telecommunications International Ltd.(2)	5,940,000	8,387,559
PCCW Ltd.(1)	14,520,576	9,268,811
SmarTone Telecommunications Holdings Ltd.	992,000	1,080,944

		18,737,314
TEXTILES – 0.29%
Texwinca Holdings Ltd.	2,640,000	1,872,413

		1,872,413
TRANSPORTATION – 2.34%
MTR Corp. Ltd.	5,280,083	10,587,810
Orient Overseas International Ltd.(1)	1,320,200	4,298,690

		14,886,500

TOTAL COMMON STOCKS (Cost: $559,461,475)		634,072,621

SHORT-TERM INVESTMENTS – 19.40%
CERTIFICATES OF DEPOSITS(4) – 1.98%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	281,415	281,415
Bank of Nova Scotia
4.02%, 01/03/06	225,132	225,126
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	506,547	506,541
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	2,251,319	2,251,320
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	1,519,641	1,519,599
First Tennessee Bank
4.18%, 01/26/06	87,239	87,227
Fortis Bank NY
3.83% - 3.84%, 01/25/06	844,245	844,247
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	1,463,358	1,463,358
Nordea Bank PLC
4.03%, 10/02/06	337,698	337,632
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	844,245	844,137
Societe Generale
4.15%, 03/30/06	478,405	478,353
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	984,952	984,990
UBS AG
3.40%, 12/15/05	225,132	225,132
Unicredito Italiano SpA
3.80%, 06/14/06	731,679	731,540
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	1,018,722	1,018,718
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	844,245	844,254

		12,643,589
COMMERCIAL PAPER(4) – 4.60%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	562,830	555,071
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	450,264	449,949
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	422,122	422,122
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	273,068	271,611
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	1,913,622	1,904,262
CC USA Inc.
4.23%, 04/21/06	168,849	166,052
Charta LLC
4.25%, 01/26/06	422,122	419,332
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	668,360	665,262
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	2,071,214	2,056,342
Descartes Funding Trust
4.12%, 11/15/06(5)	253,273	253,273
Dorada Finance Inc.
3.76%, 01/26/06	56,283	55,954
Edison Asset Securitization LLC
4.37%, 05/08/06	281,415	276,018
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	1,708,881	1,707,644

Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	560,776	558,084
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	1,463,358	1,458,532
Galaxy Funding Inc.
4.23%, 04/18/06	161,532	158,913
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	562,830	560,586
General Electric Capital Corp.
3.98%, 12/13/05	562,830	562,084
General Electric Co.
3.98%, 12/30/05	281,415	280,513
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	2,811,273	2,801,353
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	534,688	532,383
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	1,632,207	1,621,806
HSBC PLC
3.88%, 02/03/06	168,849	167,684
Jupiter Securitization Corp.
4.23%, 01/24/06	196,990	195,741
Liberty Street Funding Corp.
4.23%, 01/04/06	225,132	224,233
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	1,176,314	1,173,972
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	450,264	448,406
Nordea North America Inc.
4.16%, 04/04/06	590,971	582,504
Park Avenue Receivables Corp.
4.03%, 12/08/05	514,111	513,708
Park Granada LLC
4.05%, 12/08/05	562,830	562,387
Park Sienna LLC
4.07%, 12/01/05	262,605	262,605
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	774,319	773,774
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	562,830	558,062
Sedna Finance Inc.
3.92%, 02/21/06	140,707	139,451
Sigma Finance Inc.
4.16%, 04/06/06	337,698	332,781
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	1,808,541	1,799,353
Sydney Capital Corp.
3.98%, 12/13/05	85,044	84,931
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	150,940	150,337
Three Pillars Funding Corp.
4.03%, 01/17/06	272,190	270,758
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	337,698	337,414
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	2,571,919	2,558,742
Variable Funding Capital Corp.
4.02%, 12/05/05	426,130	425,939

		29,299,928
LOAN PARTICIPATIONS(4) – 0.04%
Army & Air Force Exchange Service
4.24%, 02/01/06	281,415	281,415

		281,415

MEDIUM-TERM NOTES(4) – 0.10%
Dorada Finance Inc.
3.93%, 07/07/06(5)	174,477	174,467
K2 USA LLC
3.94%, 07/07/06(5)	337,698	337,688
US Bank N.A.
2.85%, 11/15/06	112,566	110,585

		622,740
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(6)(7)	30,663	30,663

		30,663
REPURCHASE AGREEMENTS(4) – 3.74%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $6,951,728 and effective yields of 4.03% to 4.05%.(8)	6,950,949	6,950,949
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $8,161,947 and an effective yield of 4.03%.(8)	8,161,033	8,161,033
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $2,814,463 and an effective yield of 4.02%.(8)	2,814,149	2,814,149
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $1,407,232 and an effective yield of 4.02%.(8)	1,407,075	1,407,075
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $1,407,234 and an effective yield of 4.08%.(9)	1,407,075	1,407,075
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $3,095,911 and effective yields of 4.02% to 4.10%.(8)	3,095,564	3,095,564

		23,835,845
TIME DEPOSITS(4) – 1.05%
Deutsche Bank AG
4.04%, 12/01/05	2,160,845	2,160,845
KBC Groupe SA
4.05%, 12/01/05	1,688,490	1,688,490
Societe Generale
4.04%, 12/01/05	2,814,149	2,814,149

		6,663,484
VARIABLE & FLOATING RATE NOTES(4) – 7.88%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(5)	1,978,347	1,978,874
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	2,166,895	2,166,883
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	928,669	928,669
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	309,556	309,729

ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(5)	1,829,197	1,830,133
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(5)	365,839	365,839
Bank of America N.A.
4.06%, 08/10/06	2,814,149	2,814,149
Bank of Ireland
4.13%, 11/17/06(5)	562,830	562,830
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(5)	1,401,446	1,401,378
BMW US Capital LLC
4.09%, 12/15/06(5)	562,830	562,830
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(5)	1,514,012	1,513,971
Commodore CDO Ltd.
3.91%, 06/13/06(5)	140,707	140,707
DEPFA Bank PLC
3.88%, 09/15/06	562,830	562,830
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(5)	894,899	894,925
Eli Lilly Services Inc.
4.06%, 09/01/06(5)	562,830	562,830
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	562,830	562,826
Fifth Third Bancorp
4.15%, 11/22/06(5)	1,125,660	1,125,660
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(5)	393,981	393,984
General Electric Capital Corp.
4.19%, 10/06/06	253,273	253,469
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	422,122	422,122
Hartford Life Global Funding Trust
4.11%, 12/15/06	562,830	562,830
HBOS Treasury Services PLC
4.01%, 07/24/06(5)	562,830	562,830
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	478,405	478,540
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(5)	1,632,207	1,632,142
Leafs LLC
4.16%, 01/20/06 - 02/21/06(5)	590,281	590,282
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(5)	1,913,622	1,913,733
Lothian Mortgages PLC
4.18%, 01/24/06(5)	281,415	281,415
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	872,386	872,537
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(5)	1,682,861	1,683,895
Mound Financing PLC
4.05%, 11/08/06(5)	1,125,660	1,125,660
Natexis Banques Populaires
4.10%, 10/16/06(5)	422,122	422,122
National City Bank (Ohio)
4.03%, 01/06/06	281,415	281,407
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(5)	2,082,470	2,082,576
Nordea Bank AB
4.10%, 08/11/06(5)	984,952	984,952
Northern Rock PLC
4.10%, 11/03/06(5)	675,396	675,421
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(5)	1,530,897	1,530,897

Pfizer Investment Capital PLC
4.08%, 12/15/06(5)	1,407,075	1,407,075
Principal Life Income Funding Trusts
4.29%, 05/10/06	422,122	422,131
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(5)	478,405	478,397
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(5)	1,750,401	1,750,373
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(5)	562,830	562,830
Societe Generale
4.06%, 11/24/06(5)	393,981	393,981
Strips III LLC
4.24%, 07/24/06(5)(10)	155,002	155,002
SunTrust Bank
4.19%, 04/28/06	844,245	844,245
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(5)	1,255,111	1,255,009
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	1,238,226	1,238,199
Union Hamilton Special Funding LLC
4.00%, 03/28/06	562,830	562,830
US Bank N.A.
4.14%, 09/29/06	253,273	253,218
Variable Funding Capital Corp.
4.07%, 02/16/06	984,952	984,952
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(5)	1,205,964	1,205,964
Wells Fargo & Co.
4.11%, 09/15/06(5)	281,415	281,436
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(5)	984,952	984,902
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(5)	1,153,801	1,153,782
Winston Funding Ltd.
4.26%, 01/23/06	401,861	401,861
World Savings Bank
4.04%, 03/09/06	844,245	844,232

		50,216,296

TOTAL SHORT-TERM INVESTMENTS (Cost: $123,593,960)		123,593,960

TOTAL INVESTMENTS IN SECTURITIES – 118.94% (Cost: $683,055,435)		757,666,581
Other Assets, Less Liabilities – (18.94)%		(120,632,894)

NET ASSETS – 100.00%		$637,033,687

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(9)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(10)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 94.31%
AEROSPACE & DEFENSE – 1.73%
Finmeccanica SpA	49,070	$907,105

		907,105
APPAREL – 0.32%
Benetton Group SpA(1)	15,134	169,501

		169,501
AUTO MANUFACTURERS – 1.09%
Fiat SpA(1)(2)	70,574	574,102
Fiat SpA Rights(2)	70,574	175

		574,277
AUTO PARTS & EQUIPMENT – 0.84%
Pirelli SpA(1)	497,574	441,428

		441,428
BANKS – 33.81%
Banca Antonveneta SpA(1)	32,634	1,007,630
Banca Intesa SpA	435,806	2,106,553
Banca Monte dei Paschi di Siena SpA(1)	182,700	877,193
Banca Nazionale del Lavoro SpA(1)(2)	208,488	659,350
Banca Popolare di Milano Scrl(1)	73,206	716,342
Banca Popolare di Verona e Novara Scrl	84,028	1,631,597
Banche Popolari Unite Scrl(1)	79,058	1,737,349
Capitalia SpA(1)	243,082	1,364,128
Fineco SpA	34,426	322,663
Sanpaolo IMI SpA(1)	169,278	2,572,461
UniCredito Italiano SpA	770,534	4,773,753

		17,769,019
BUILDING MATERIALS – 0.61%
Italcementi SpA(1)	19,152	323,109

		323,109
COMMERCIAL SERVICES – 2.25%
Autostrade SpA(1)	52,332	1,182,111

		1,182,111
DIVERSIFIED FINANCIAL SERVICES – 3.10%
Banca Fideuram SpA(1)	49,042	269,143
Mediobanca SpA(1)	77,014	1,358,303

		1,627,446
ELECTRIC – 8.92%
Enel SpA(1)	506,898	3,992,017
Terna SpA(1)	285,642	693,721

		4,685,738

ENTERTAINMENT – 0.48%
Lottomatica SpA	7,420	253,162

		253,162
GAS – 1.82%
Snam Rete Gas SpA(1)	225,792	954,984

		954,984
HEALTH CARE – PRODUCTS – 1.40%
Luxottica Group SpA(1)	29,764	735,141

		735,141
INSURANCE – 5.40%
Assicurazioni Generali SpA	82,810	2,571,544
Mediolanum SpA(1)	41,566	264,378

		2,835,922
MEDIA – 4.39%
Arnoldo Mondadori Editore SpA(1)	27,790	256,862
Gruppo Editoriale L’Espresso SpA(1)	41,244	208,600
Mediaset SpA	136,486	1,437,732
Seat Pagine Gialle SpA(1)(2)	602,326	281,204
Telecom Italia Media SpA(1)(2)	216,699	122,629

		2,307,027
OIL & GAS – 18.25%
ENI SpA	353,682	9,590,388

		9,590,388
RETAIL – 1.26%
Autogrill SpA(1)	27,258	366,348
Bulgari SpA	28,672	296,113

		662,461
TELECOMMUNICATIONS – 8.64%
Telecom Italia SpA	1,575,784	4,416,850
Tiscali SpA(1)(2)	35,574	123,933

		4,540,783

TOTAL COMMON STOCKS (Cost: $43,824,810)		49,559,602
PREFERRED STOCKS – 4.90%
BANKS – 0.86%
Banca Intesa SpA RNC	98,028	452,457

		452,457
TELECOMMUNICATIONS – 4.04%
Telecom Italia SpA RNC	889,029	2,119,824

		2,119,824

TOTAL PREFERRED STOCKS (Cost: $2,054,095)		2,572,281

SHORT-TERM INVESTMENTS – 20.00%
CERTIFICATES OF DEPOSIT(3) – 2.03%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	23,687	23,687
Bank of Nova Scotia
4.02%, 01/03/06	18,948	18,948
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	42,634	42,633
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	189,484	189,485
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	127,902	127,898
First Tennessee Bank
4.18%, 01/26/06	7,343	7,342
Fortis Bank NY
3.83% - 3.84%, 01/25/06	71,057	71,057
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	123,165	123,165
Nordea Bank PLC
4.03%, 10/02/06	28,423	28,417
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	71,057	71,048
Societe Generale
4.15%, 03/30/06	40,265	40,261
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	82,899	82,903
UBS AG
3.40%, 12/15/05	18,948	18,948
Unicredito Italiano SpA
3.80%, 06/14/06	61,582	61,571
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	85,742	85,741
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	71,057	71,058

		1,064,162
COMMERCIAL PAPER(3) – 4.69%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	47,371	46,718
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	37,897	37,870
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	35,528	35,528
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	22,983	22,860
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	161,062	160,274
CC USA Inc.
4.23%, 04/21/06	14,211	13,976
Charta LLC
4.25%, 01/26/06	35,528	35,293
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	56,253	55,992
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	174,326	173,074
Descartes Funding Trust
4.12%, 11/15/06(4)	21,317	21,317
Dorada Finance Inc.
3.76%, 01/26/06	4,737	4,709

Edison Asset Securitization LLC
4.37%, 05/08/06	23,686	23,231
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	143,830	143,725
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	47,198	46,972
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	123,165	122,758
Galaxy Funding Inc.
4.23%, 04/18/06	13,596	13,375
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	47,371	47,182
General Electric Capital Corp.
3.98%, 12/13/05	47,371	47,308
General Electric Co.
3.98%, 12/30/05	23,686	23,610
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	236,613	235,779
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	45,003	44,808
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	137,376	136,501
HSBC PLC
3.88%, 02/03/06	14,211	14,113
Jupiter Securitization Corp.
4.23%, 01/24/06	16,580	16,475
Liberty Street Funding Corp.
4.23%, 01/04/06	18,948	18,873
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	99,006	98,809
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	37,897	37,741
Nordea North America Inc.
4.16%, 04/04/06	49,740	49,027
Park Avenue Receivables Corp.
4.03%, 12/08/05	43,271	43,237
Park Granada LLC
4.05%, 12/08/05	47,371	47,334
Park Sienna LLC
4.07%, 12/01/05	22,102	22,102
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	65,171	65,125
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	47,371	46,970
Sedna Finance Inc.
3.92%, 02/21/06	11,843	11,737
Sigma Finance Inc.
4.16%, 04/06/06	28,423	28,009
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	152,218	151,444
Sydney Capital Corp.
3.98%, 12/13/05	7,158	7,148
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	12,704	12,653
Three Pillars Funding Corp.
4.03%, 01/17/06	22,909	22,789
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	28,423	28,399
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	216,468	215,358
Variable Funding Capital Corp.
4.02%, 12/05/05	35,866	35,850

		2,466,053

LOAN PARTICIPATIONS(3) – 0.04%
Army & Air Force Exchange Service
4.24%, 02/01/06	23,686	23,686

		23,686
MEDIUM-TERM NOTES(3) – 0.10%
Dorada Finance Inc.
3.93%, 07/07/06(4)	14,685	14,684
K2 USA LLC
3.94%, 07/07/06(4)	28,423	28,422
US Bank N.A.
2.85%, 11/15/06	9,474	9,308

		52,414
MONEY MARKET FUNDS – 0.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	111,824	111,824

		111,824
REPURCHASE AGREEMENTS(3) – 3.82%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $585,099 and effective yields of 4.03% to 4.05%.(7)	585,033	585,033
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $686,957 and an effective yield of 4.03%.(7)	686,880	686,880
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $236,881 and an effective yield of 4.02%.(7)	236,855	236,855
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $118,441 and an effective yield of 4.02%.(7)	118,428	118,428
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $118,441 and an effective yield of 4.08%.(8)	118,428	118,428
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $260,570 and effective yields of 4.02% to 4.10%.(7)	260,541	260,541

		2,006,165
TIME DEPOSITS(3) – 1.07%
Deutsche Bank AG
4.04%, 12/01/05	181,869	181,869
KBC Groupe SA
4.05%, 12/01/05	142,113	142,113
Societe Generale
4.04%, 12/01/05	236,855	236,855

		560,837
VARIABLE & FLOATING RATE NOTES(3) – 8.04%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	166,509	166,555
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	182,379	182,378

American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	78,162	78,162
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	26,054	26,068
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	153,956	154,034
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	30,791	30,791
Bank of America N.A.
4.06%, 08/10/06	236,855	236,855
Bank of Ireland
4.13%, 11/17/06(4)	47,371	47,371
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	117,954	117,948
BMW US Capital LLC
4.09%, 12/15/06(4)	47,371	47,371
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	127,428	127,426
Commodore CDO Ltd.
3.91%, 06/13/06(4)	11,843	11,843
DEPFA Bank PLC
3.88%, 09/15/06	47,371	47,371
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	75,320	75,322
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	47,371	47,371
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	47,371	47,370
Fifth Third Bancorp
4.15%, 11/22/06(4)	94,742	94,742
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	33,160	33,160
General Electric Capital Corp.
4.19%, 10/06/06	21,317	21,333
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	35,528	35,529
Hartford Life Global Funding Trust
4.11%, 12/15/06	47,371	47,371
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	47,371	47,371
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	40,265	40,277
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	137,376	137,371
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	49,682	49,682
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	161,062	161,071
Lothian Mortgages PLC
4.18%, 01/24/06(4)	23,686	23,686
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	73,425	73,438
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	141,640	141,727
Mound Financing PLC
4.05%, 11/08/06(4)	94,742	94,742
Natexis Banques Populaires
4.10%, 10/16/06(4)	35,528	35,528
National City Bank (Ohio)
4.03%, 01/06/06	23,686	23,685
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	175,273	175,282
Nordea Bank AB
4.10%, 08/11/06(4)	82,899	82,899

Northern Rock PLC
4.10%, 11/03/06(4)	56,845	56,847
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	128,849	128,850
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	118,428	118,428
Principal Life Income Funding Trusts
4.29%, 05/10/06	35,528	35,529
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	40,265	40,264
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	147,324	147,322
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	47,371	47,371
Societe Generale
4.06%, 11/24/06(4)	33,160	33,160
Strips III LLC
4.24%, 07/24/06(4)(9)	13,046	13,046
SunTrust Bank
4.19%, 04/28/06	71,057	71,057
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	105,638	105,629
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	104,216	104,214
Union Hamilton Special Funding LLC
4.00%, 03/28/06	47,371	47,371
US Bank N.A.
4.14%, 09/29/06	21,317	21,312
Variable Funding Capital Corp.
4.07%, 02/16/06	82,899	82,899
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	101,501	101,501
Wells Fargo & Co.
4.11%, 09/15/06(4)	23,686	23,687
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	82,899	82,895
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	97,111	97,110
Winston Funding Ltd.
4.26%, 01/23/06	33,823	33,823
World Savings Bank
4.04%, 03/09/06	71,057	71,056

		4,226,501

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,511,642)		10,511,642

TOTAL INVESTMENTS IN SECURITIES – 119.21% (Cost: $56,390,547)		62,643,525
Other Assets, Less Liabilities – (19.21)%		(10,094,968)

NET ASSETS – 100.00%		$52,548,557

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.74%
ADVERTISING – 0.31%
Asatsu-DK Inc.(1)	155,200	$5,019,632
Dentsu Inc.(1)	7,760	20,947,560
Hakuhodo DY Holdings Inc.	155,200	10,117,087

		36,084,279
AGRICULTURE – 0.54%
Japan Tobacco Inc.	4,656	62,648,113

		62,648,113
AIRLINES – 0.16%
All Nippon Airways Co. Ltd.(1)	3,104,000	10,376,499
Japan Airlines System Corp.(1)	3,104,000	7,834,257

		18,210,756
APPAREL – 0.30%
Gunze Ltd.	1,552,000	8,807,054
Onward Kashiyama Co. Ltd.	1,552,000	25,811,542

		34,618,596
AUTO MANUFACTURERS – 8.69%
Hino Motors Ltd.(1)	1,552,000	9,598,262
Honda Motor Co. Ltd.	3,880,100	217,912,097
Nissan Motors Co. Ltd.(1)	11,019,200	113,548,733
Toyota Motor Corp.	13,812,800	668,389,219

		1,009,448,311
AUTO PARTS & EQUIPMENT – 1.80%
Aisin Seiki Co. Ltd.	1,241,600	38,393,047
Bridgestone Corp.(1)	3,104,000	66,798,713
Denso Corp.	2,793,600	86,150,884
NOK Corp.(1)	465,600	12,490,711
Toyoda Gosei Co. Ltd.(1)	310,400	5,940,545

		209,773,900
BANKS – 11.75%
Bank of Fukuoka Ltd.(1)	3,104,000	23,321,181
Bank of Yokohama Ltd. (The)(1)	6,208,000	46,434,833
Chiba Bank Ltd. (The)(1)	3,104,000	25,448,364
Gunma Bank Ltd.	1,552,000	10,584,029
Hokuhoku Financial Group Inc.	4,656,000	20,078,526
Joyo Bank Ltd.	4,656,000	26,460,073
Mitsubishi UFJ Financial Group	34,198	431,565,584
Mitsui Trust Holdings Inc.	3,104,000	38,263,340
Mizuho Financial Group Inc.	46,560	328,805,316
Nishi-Nippon City Bank Ltd. (The)	3,104,000	18,496,110
Resona Holdings Inc.(2)	21,728	70,274,840
77 Bank Ltd. (The)	1,552,000	11,427,119
Shinsei Bank Ltd.	4,656,000	26,148,778
Shizuoka Bank Ltd. (The)	3,104,000	30,273,436

Sumitomo Mitsui Financial Group Inc.(1)	21,728	205,195,270
Sumitomo Trust & Banking Co. Ltd. (The)	6,208,000	52,349,438

		1,365,126,237
BEVERAGES – 0.78%
Asahi Breweries Ltd.	1,552,000	18,547,992
Coca-Cola West Japan Co. Ltd.(1)	310,400	6,783,637
Ito En Ltd.(1)	155,200	7,458,108
Kirin Brewery Co. Ltd.(1)	4,656,000	50,001,755
Sapporo Breweries Ltd.(1)	1,552,000	8,249,317

		91,040,809
BUILDING MATERIALS – 1.32%
Asahi Glass Co. Ltd.(1)	4,656,000	53,698,383
Daikin Industries Ltd.	1,086,400	29,598,964
JS Group Corp.(1)	1,396,800	25,856,939
Matsushita Electric Works Ltd.(1)	1,552,000	14,838,393
Nippon Sheet Glass Co. Ltd.(1)	1,552,000	6,524,223
Sumitomo Osaka Cement Co. Ltd.	1,552,000	4,202,482
Taiheiyo Cement Corp.(1)	4,656,000	18,755,522

		153,474,906
CHEMICALS – 3.92%
Asahi Kasei Corp.	6,208,000	34,813,155
Daicel Chemical Industries Ltd.(1)	1,552,000	10,000,352
Dainippon Ink & Chemical Inc.	3,104,000	11,284,443
Denki Kagaku Kogyo Kabushiki Kaisha(1)	3,104,000	12,166,445
Ishihara Sangyo Kaisha Ltd.	1,552,000	2,723,831
JSR Corp.(1)	1,241,600	30,299,377
Kaneka Corp.	1,552,000	18,560,963
Mitsubishi Chemical Holdings Corp.(2)	5,055,000	29,614,768
Mitsubishi Gas Chemical Co. Inc.	1,552,000	12,737,153
Mitsui Chemicals Inc.(1)	3,104,000	17,224,989
Nippon Kayaku Co. Ltd.	1,552,000	12,218,328
Nissan Chemical Industries Ltd.(1)	1,552,000	21,297,765
Nitto Denko Corp.(1)	776,000	53,309,264
Shin-Etsu Chemical Co. Ltd.	1,862,400	96,968,384
Showa Denko K.K.(1)	4,656,000	17,393,606
Sumitomo Chemical Co. Ltd.	6,208,000	38,756,224
Taiyo Nippon Sanso Corp.(1)	1,552,000	9,987,381
Tosoh Corp.	3,104,000	13,826,685
Ube Industries Ltd.	4,656,000	11,984,856

		455,167,969
COMMERCIAL SERVICES – 1.01%
Benesse Corp.(1)	310,400	9,883,616
Dai Nippon Printing Co. Ltd.	3,104,000	53,049,852
Kamigumi Co. Ltd.	1,552,000	12,814,976
TIS Inc.(1)	310,400	7,561,873
Toppan Printing Co. Ltd.	3,104,000	34,138,682

		117,448,999
COMPUTERS – 1.28%
CSK Corp.(1)	310,400	13,774,803
Fujitsu Ltd.	9,312,000	68,173,599
Meitec Corp.(1)	155,200	5,162,309
NET One Systems Co. Ltd.(1)	4,656	10,078,175
TDK Corp.	620,800	52,038,143

		149,227,029
COSMETICS & PERSONAL CARE – 0.88%
Aderans Co. Ltd.	155,200	3,891,187
Kao Corp.	3,104,000	73,154,318
Shiseido Co. Ltd.(1)	1,552,000	25,059,245

		102,104,750

DISTRIBUTION & WHOLESALE – 3.16%
Itochu Corp.	7,760,000	58,692,073
Marubeni Corp.	7,760,000	38,587,606
Mitsubishi Corp.(1)	5,897,600	121,002,950
Mitsui & Co. Ltd.(1)	6,208,000	76,578,563
Sojitz Corp.(2)	2,948,800	16,511,604
Sumitomo Corp.	4,656,000	55,371,593

		366,744,389
DIVERSIFIED FINANCIAL SERVICES – 4.49%
ACOM Co. Ltd.	356,960	21,330,191
Aeon Credit Service Co. Ltd.	155,290	11,732,243
AIFUL Corp.	388,000	29,508,169
Credit Saison Co. Ltd.	776,000	33,399,356
Daiwa Securities Group Inc.	6,208,000	60,650,637
Nikko Cordial Corp.	3,880,000	53,017,425
Nomura Holdings Inc.	8,846,400	148,234,775
ORIX Corp.(1)	465,600	100,626,100
Promise Co. Ltd.	465,600	28,172,195
Takefuji Corp.	512,160	34,670,478

		521,341,569
ELECTRIC – 3.40%
Chubu Electric Power Co. Inc.(1)	3,104,000	74,191,969
Electric Power Development Co. Ltd.	776,000	25,227,863
Kansai Electric Power Co. Inc. (The)	3,880,000	82,687,727
Kyushu Electric Power Co. Inc.(1)	1,862,400	39,767,933
Tohoku Electric Power Co. Inc.	2,017,600	39,035,093
Tokyo Electric Power Co. Inc. (The)	5,587,200	134,479,428

		395,390,013
ELECTRICAL COMPONENTS & EQUIPMENT – 3.77%
Casio Computer Co. Ltd.(1)	1,552,000	26,719,485
Fujikura Ltd.	1,552,000	11,932,974
Furukawa Electric Co. Ltd.(1)(2)	3,104,000	18,703,639
Hitachi Cable Ltd.	1,552,000	6,485,312
Hitachi Ltd.(1)	15,520,000	104,802,640
Mitsubishi Electric Corp.	9,312,000	62,570,290
Sharp Corp.	4,656,000	72,220,433
Stanley Electric Co. Ltd.(1)	1,086,400	17,741,219
Sumitomo Electric Industries Ltd.	3,104,000	42,984,647
Toshiba Corp.(1)	13,968,000	73,543,437

		437,704,076
ELECTRONICS – 5.04%
Advantest Corp.(1)	310,500	28,285,070
Alps Electric Co. Ltd.(1)	776,000	12,276,695
Fanuc Ltd.	776,000	63,750,616
Hirose Electric Co. Ltd.	155,200	20,908,646
IBIDEN Co. Ltd.(1)	620,800	33,412,327
Keyence Corp.	155,220	39,565,501
Kyocera Corp.	776,000	53,179,558
Mabuchi Motor Co. Ltd.(1)	155,200	8,638,435
Minebea Co. Ltd.(1)	1,552,000	8,443,876
Murata Manufacturing Co. Ltd.	1,086,400	62,103,347
NEC Corp.	9,312,000	56,422,214
NGK Insulators Ltd.	1,552,000	24,008,624
Nippon Electric Glass Co. Ltd.	1,552,000	31,518,616
Omron Corp.	1,241,600	28,327,843
Secom Co. Ltd.	1,552,000	80,028,750

Yaskawa Electritc Corp.(2)	1,552,000	14,773,541
Yokogawa Electric Corp.(1)	1,241,600	20,026,643

		585,670,302
ENGINEERING & CONSTRUCTION – 1.19%
JGC Corp.(1)	1,552,000	28,275,960
Kajima Corp.(1)	4,656,000	23,386,035
Nishimatsu Construction Co. Ltd.(1)	1,552,000	6,511,254
Obayashi Corp.	3,104,000	21,946,295
Okumura Corp.	1,552,000	8,742,200
Shimizu Corp.(1)	3,104,000	20,467,645
Taisei Corp.(1)	4,656,000	19,922,878
Toda Corp.	1,552,000	8,962,701

		138,214,968
ENTERTAINMENT – 0.33%
Oriental Land Co. Ltd.(1)	310,400	16,550,516
Toho Co. Ltd.	1,086,400	21,881,443

		38,431,959
FOOD – 1.05%
Ajinomoto Co. Inc.	3,104,000	30,870,085
Ariake Japan Co. Ltd.(1)	161,930	3,545,665
Katokichi Co. Ltd.	949,200	6,139,993
Kikkoman Corp.(1)	1,552,000	14,786,511
Meiji Dairies Corp.(1)	1,552,000	7,782,375
Meiji Seika Kaisha Ltd.(1)	1,552,000	8,015,846
Nichirei Corp.	1,552,000	6,303,723
Nippon Meat Packers Inc.	1,552,000	15,901,985
Nisshin Seifun Group Inc.	1,646,600	16,073,117
Nissin Food Products Co. Ltd.(1)	465,600	12,879,830

		122,299,130
FOREST PRODUCTS & PAPER – 0.35%
Nippon Paper Group Inc.(1)	4,656	16,265,162
OJI Paper Co. Ltd.(1)	4,656,000	23,969,713

		40,234,875
GAS – 0.74%
Osaka Gas Co. Ltd.	10,864,000	35,682,187
Tokyo Gas Co. Ltd.(1)	12,416,000	50,118,491

		85,800,678
HAND & MACHINE TOOLS – 0.94%
Fuji Electric Holdings Co. Ltd.	3,104,000	14,397,392
Nidec Corp.(1)	514,400	36,971,626
SMC Corp.	310,400	41,713,526
THK Co. Ltd.	620,800	16,446,751

		109,529,295
HEALTH CARE - PRODUCTS – 0.86%
Hoya Corp.(1)	2,050,600	74,205,825
Terumo Corp.	931,200	25,837,483

		100,043,308
HOME BUILDERS – 0.87%
Daiwa House Industry Co. Ltd.(1)	3,104,000	43,244,060
Sekisui Chemical Co. Ltd.(1)	3,104,000	21,297,765
Sekisui House Ltd.(1)	3,104,000	36,966,278

		101,508,103
HOME FURNISHINGS – 3.43%
Matsushita Electric Industrial Co. Ltd.	9,312,015	187,944,643

Pioneer Corp.(1)	1,241,600	17,235,365
Sony Corp.	4,811,200	178,929,756
Yamaha Corp.(1)	931,200	14,560,822

		398,670,586
HOUSEWARES – 0.12%
Toto Ltd.(1)	1,552,000	13,969,362

		13,969,362
INSURANCE – 2.88%
Millea Holdings Inc.	7,760	128,409,176
Mitsui Sumitomo Insurance Co. Ltd.	6,208,000	71,079,019
Sompo Japan Insurance Inc.	4,656,000	61,480,757
T&D Holdings Inc.	1,164,000	73,640,717

		334,609,669
INTERNET – 1.81%
Index Corp.(1)	5,458	6,887,786
Rakuten Inc.(1)	20,176	14,669,776
SBI Holdings Inc.(1)	29,488	16,018,720
Softbank Corp.(1)	1,241,600	100,029,451
Trend Micro Inc.(1)	776,000	26,265,514
Yahoo! Japan Corp.(1)	38,800	47,018,512

		210,889,759
IRON & STEEL – 2.71%
JFE Holdings Inc.	2,638,450	83,791,818
Kobe Steel Ltd.	12,416,000	36,421,512
Nippon Steel Corp.	29,488,000	100,548,276
Nisshin Steel Co. Ltd.(1)	4,656,000	13,385,684
Sumitomo Metal Industries Ltd.(1)	20,176,000	70,145,134
Tokyo Steel Manufacturing Co. Ltd.(1)	776,000	10,123,572

		314,415,996
LEISURE TIME – 0.87%
Namco Bandai Holdings Inc.(1)(2)	1,251,698	18,986,518
Sankyo Co. Ltd.	310,400	15,694,455
Sega Sammy Holdings Inc.(1)	722,800	23,256,696
Shimano Inc.(1)	465,600	11,148,251
Yamaha Motor Co. Ltd.	1,396,800	31,927,191

		101,013,111
MACHINERY - CONSTRUCTION & MINING – 0.56%
Komatsu Ltd.	4,656,000	65,060,649

		65,060,649
MACHINERY - DIVERSIFIED – 1.04%
Amada Co. Ltd.	1,552,000	12,892,800
Kubota Corp.	4,656,000	36,343,688
Sumitomo Heavy Industries Ltd.(1)	3,104,000	22,672,651
Toyota Industries Corp.	1,396,800	48,562,016

		120,471,155
MANUFACTURING – 2.11%
Fuji Photo Film Co. Ltd.	2,328,000	74,710,794
Ishikawajima-Harima Heavy Industries Co. Ltd.(1)(2)	6,208,000	15,927,927
Kawasaki Heavy Industries Ltd.(1)	7,760,000	21,725,795
Konica Minolta Holdings Inc.	459,500	4,220,388
Mitsubishi Heavy Industries Ltd.	15,520,000	65,501,651
Nikon Corp.(1)	1,552,000	23,528,711
Olympus Corp.(1)	1,552,000	39,949,521

		245,564,787

MEDIA – 0.02%
Fuji Television Network Inc.	1,154	2,526,831

		2,526,831
METAL FABRICATE & HARDWARE – 0.27%
NSK Ltd.	3,104,000	20,208,232
NTN Corp.	1,552,000	10,661,853

		30,870,085
MINING – 0.70%
Dowa Mining Co. Ltd.(1)	1,552,000	13,580,243
Mitsubishi Materials Corp.(1)	4,656,000	18,911,169
Mitsui Mining & Smelting Co. Ltd.	3,104,000	17,665,990
Sumitomo Metal Mining Co. Ltd.(1)	3,104,000	31,337,027

		81,494,429
OFFICE & BUSINESS EQUIPMENT – 2.29%
Canon Inc.	3,569,600	200,175,638
Ricoh Co. Ltd.	3,104,000	54,346,914
Seiko Epson Corp.(1)	465,600	11,945,945

		266,468,497
OIL & GAS – 1.00%
INPEX Corp.	1,552	11,375,237
Nippon Mining Holdings Inc.	3,880,000	25,487,276
Nippon Oil Corp.	6,208,500	45,193,293
Teikoku Oil Co. Ltd.(1)	1,552,000	17,380,636
TonenGeneral Sekiyu K.K.(1)	1,552,000	16,550,516

		115,986,958
PACKAGING & CONTAINERS – 0.14%
Toyo Seikan Kaisha Ltd.(1)	1,086,400	16,324,827

		16,324,827
PHARMACEUTICALS – 4.65%
Astellas Pharma Inc.	2,638,430	102,092,941
Chugai Pharmaceutical Co. Ltd.(1)	1,552,000	35,085,537
Daiichi Sankyo Co. Ltd.(2)	2,826,969	51,622,810
Eisai Co. Ltd.(1)	1,241,600	47,835,661
Kyowa Hakko Kogyo Co. Ltd.	1,552,000	10,986,118
Shionogi & Co. Ltd.(1)	1,552,000	19,092,759
Taisho Pharmaceutical Co. Ltd.(1)	1,552,000	27,951,694
Takeda Pharmaceutical Co. Ltd.	4,190,400	230,436,104
Tanabe Seiyaku Co. Ltd.	1,552,000	15,007,012

		540,110,636
REAL ESTATE – 2.02%
Daito Trust Construction Co. Ltd.	465,600	22,763,445
Leopalace21 Corp.	620,800	19,922,878
Mitsubishi Estate Co. Ltd.(1)	4,656,000	68,368,159
Mitsui Fudosan Co. Ltd.(1)	4,656,000	75,294,472
Sumitomo Realty & Development Co. Ltd.	1,552,000	25,915,306
Tokyu Land Corp.	3,104,000	22,854,239

		235,118,499
REAL ESTATE INVESTMENT TRUSTS – 0.10%
Japan Real Estate Investment Corp.(1)	1,552	12,244,269

		12,244,269
RETAIL – 4.11%
Aeon Co. Ltd.	3,259,200	72,726,288
Aoyama Trading Co. Ltd.	310,400	9,650,144
Autobacs Seven Co. Ltd.(1)	155,200	6,991,166

Citizen Watch Co. Ltd.(1)	1,707,200	14,125,010
Daimaru Inc. (The)(1)	1,552,000	20,934,587
FamilyMart Co. Ltd.	310,400	9,209,143
Fast Retailing Co. Ltd.	310,400	22,024,120
Isetan Co. Ltd.(1)	1,241,600	24,540,420
Lawson Inc.	310,400	12,399,916
Marui Co. Ltd.(1)	1,552,000	29,183,904
Mitsukoshi Ltd.(1)	1,552,000	7,808,315
Seven & I Holdings Co. Ltd.(2)	3,913,880	137,380,770
Shimachu Co. Ltd.	310,400	8,664,377
Takashimaya Co. Ltd.(1)	1,552,000	24,047,537
UNY Co. Ltd.	1,552,000	21,116,176
USS Co. Ltd.(1)	139,680	8,615,089
Yamada Denki Co. Ltd.(1)	465,600	47,744,866

		477,161,828
SEMICONDUCTORS – 0.94%
NEC Electronics Corp.	155,200	5,434,691
Rohm Co. Ltd.	620,800	56,240,625
Tokyo Electron Ltd.(1)	776,052	47,151,377

		108,826,693
SHIPBUILDING – 0.10%
Mitsui Engineering & Shipbuilding Co. Ltd.(1)	4,656,000	12,179,416

		12,179,416
SOFTWARE – 0.08%
Konami Corp.(1)	465,600	9,319,393

		9,319,393
TELECOMMUNICATIONS – 3.04%
Hikari Tsushin Inc.(1)	155,200	11,102,854
KDDI Corp.	12,416	65,164,414
Nippon Telegraph & Telephone Corp.	24,832	112,481,250
NTT Data Corp.(1)	7,760	27,497,722
NTT DoCoMo Inc.	80,707	126,805,532
Oki Electric Industry Co. Ltd.(1)	3,104,000	10,376,499

		353,428,271
TEXTILES – 1.07%
Kuraray Co. Ltd.	1,552,000	15,357,219
Mitsubishi Rayon Co. Ltd.(1)	3,104,000	18,522,051
Nisshinbo Industries Inc.(1)	1,552,000	14,721,658
Teijin Ltd.(1)	4,656,000	25,526,188
Toray Industries Inc.	6,208,000	42,543,646
Toyobo Co. Ltd.	3,104,000	8,067,728

		124,738,490
TOYS, GAMES & HOBBIES – 0.44%
Nintendo Co. Ltd.	466,300	51,285,011

		51,285,011
TRANSPORTATION – 4.22%
Central Japan Railway Co.	7,760	66,798,713
East Japan Railway Co.	17,072	107,578,354
Kawasaki Kisen Kaisha Ltd.(1)	3,104,000	18,444,227
Keihin Electric Express Railway Co. Ltd.(1)	3,104,000	19,326,230
Keio Corp.	3,104,000	17,510,342
Kintetsu Corp.(1)	7,760,000	28,146,254
Mitsui O.S.K. Lines Ltd.	6,208,000	45,864,126
Nippon Express Co. Ltd.	4,656,000	24,981,422
Nippon Yusen Kabushiki Kaisha	6,208,000	37,874,222
Seino Holdings Co. Ltd.	1,552,000	14,202,833

Tobu Railway Co. Ltd.	4,656,000	20,584,380
Tokyu Corp.(1)	4,656,000	27,821,989
West Japan Railway Co.	9,312	35,721,098
Yamato Holdings Co. Ltd.(1)	1,552,000	25,526,188

		490,380,378
VENTURE CAPITAL – 0.09%
JAFCO Co. Ltd.(1)	155,200	11,038,001

		11,038,001

TOTAL COMMON STOCKS (Cost: $9,627,306,293)		11,591,454,905

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 10.92%
CERTIFICATES OF DEPOSIT(3) – 1.09%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,827,435	$2,827,436
Bank of Nova Scotia
4.02%, 01/03/06	2,261,947	2,261,883
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	5,089,380	5,089,321
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	22,619,465	22,619,465
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	15,268,139	15,267,718
First Tennessee Bank
4.18%, 01/26/06	876,504	876,392
Fortis Bank NY
3.83% - 3.84%, 01/25/06	8,482,299	8,482,320
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	14,702,652	14,702,652
Nordea Bank PLC
4.03%, 10/02/06	3,392,920	3,392,254
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	8,482,299	8,481,216
Societe Generale
4.15%, 03/30/06	4,806,636	4,806,108
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	9,896,016	9,896,396
UBS AG
3.40%, 12/15/05	2,261,947	2,261,951
Unicredito Italiano SpA
3.80%, 06/14/06	7,351,326	7,349,934
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	10,235,308	10,235,267
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	8,482,299	8,482,394

		127,032,707
COMMERCIAL PAPER(3) – 2.53%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	5,654,866	5,576,926
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	4,523,893	4,520,729
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	4,241,150	4,241,150

Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	2,743,571	2,728,937
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	19,226,545	19,132,514
CC USA Inc.
4.23%, 04/21/06	1,696,460	1,668,354
Charta LLC
4.25%, 01/26/06	4,241,150	4,213,111
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	6,715,154	6,684,030
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	20,809,908	20,660,485
Descartes Funding Trust
4.12%, 11/15/06(4)	2,544,690	2,544,690
Dorada Finance Inc.
3.76%, 01/26/06	565,487	562,179
Edison Asset Securitization LLC
4.37%, 05/08/06	2,827,433	2,773,205
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	17,169,475	17,157,048
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	5,634,226	5,607,193
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	14,702,652	14,654,163
Galaxy Funding Inc.
4.23%, 04/18/06	1,622,947	1,596,631
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	5,654,866	5,632,312
General Electric Capital Corp.
3.98%, 12/13/05	5,654,866	5,647,374
General Electric Co.
3.98%, 12/30/05	2,827,433	2,818,368
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	28,245,435	28,145,756
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	5,372,123	5,348,951
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	16,399,112	16,294,613
HSBC PLC
3.88%, 02/03/06	1,696,460	1,684,758
Jupiter Securitization Corp.
4.23%, 01/24/06	1,979,203	1,966,645
Liberty Street Funding Corp.
4.23%, 01/04/06	2,261,947	2,252,910
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	11,818,670	11,795,141
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	4,523,893	4,505,229
Nordea North America Inc.
4.16%, 04/04/06	5,937,610	5,852,531
Park Avenue Receivables Corp.
4.03%, 12/08/05	5,165,381	5,161,333
Park Granada LLC
4.05%, 12/08/05	5,654,866	5,650,413
Park Sienna LLC
4.07%, 12/01/05	2,638,448	2,638,448
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	7,779,739	7,774,262
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	5,654,866	5,606,960
Sedna Finance Inc.
3.92%, 02/21/06	1,413,717	1,401,094

Sigma Finance Inc.
4.16%, 04/06/06	3,392,920	3,343,519
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	18,170,782	18,078,466
Sydney Capital Corp.
3.98%, 12/13/05	854,450	853,317
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,516,522	1,510,464
Three Pillars Funding Corp.
4.03%, 01/17/06	2,734,750	2,720,361
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	3,392,920	3,390,069
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	25,840,590	25,708,200
Variable Funding Capital Corp.
4.02%, 12/05/05	4,281,412	4,279,500

		294,382,339
LOAN PARTICIPATIONS(3) – 0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	2,827,433	2,827,433

		2,827,433
MEDIUM-TERM NOTES(3) – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06(4)	1,753,009	1,752,904
K2 USA LLC
3.94%, 07/07/06(4)	3,392,920	3,392,818
US Bank N.A.
2.85%, 11/15/06	1,130,973	1,111,074

		6,256,796
MONEY MARKET FUNDS – 0.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	27,501,932	27,501,932

		27,501,932
REPURCHASE AGREEMENTS(3) – 2.06%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $69,845,424 and effective yields of 4.03% to 4.05%.(7)	69,837,599	69,837,599
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $82,004,740 and an effective yield of 4.03%.(7)	81,995,561	81,995,561
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $28,277,488 and an effective yield of 4.02%.(7)	28,274,331	28,274,331
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $14,138,745 and an effective yield of 4.02%.(7)	14,137,166	14,137,166
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $14,138,768 and an effective yield of 4.08%.(8)	14,137,166	14,137,166

Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $31,105,250 and effective yields of 4.02% to 4.10%.(7)	31,101,764	31,101,764

		239,483,587
TIME DEPOSITS(3) – 0.58%
Deutsche Bank AG
4.04%, 12/01/05	21,710,445	21,710,445
KBC Groupe SA
4.05%, 12/01/05	16,964,599	16,964,599
Societe Generale
4.04%, 12/01/05	28,274,331	28,274,331

		66,949,375
VARIABLE & FLOATING RATE NOTES(3) – 4.34%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	19,876,855	19,882,144
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	21,771,235	21,771,119
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	9,330,529	9,330,529
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	3,110,176	3,111,909
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	18,378,315	18,387,722
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	3,675,663	3,675,663
Bank of America N.A.
4.06%, 08/10/06	28,274,331	28,274,331
Bank of Ireland
4.13%, 11/17/06(4)	5,654,866	5,654,866
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	14,080,617	14,079,934
BMW US Capital LLC
4.09%, 12/15/06(4)	5,654,866	5,654,866
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	15,211,590	15,211,172
Commodore CDO Ltd.
3.91%, 06/13/06(4)	1,413,717	1,413,717
DEPFA Bank PLC
3.88%, 09/15/06	5,654,866	5,654,866
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	8,991,237	8,991,487
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	5,654,866	5,654,866
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	5,654,866	5,654,829
Fifth Third Bancorp
4.15%, 11/22/06(4)	11,309,733	11,309,733
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	3,958,406	3,958,430
General Electric Capital Corp.
4.19%, 10/06/06	2,544,690	2,546,658
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	4,241,150	4,241,150
Hartford Life Global Funding Trust
4.11%, 12/15/06	5,654,866	5,654,866
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	5,654,866	5,654,866

HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	4,806,636	4,807,987
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	16,399,112	16,398,467
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	5,930,678	5,930,678
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	19,226,545	19,227,663
Lothian Mortgages PLC
4.18%, 01/24/06(4)	2,827,433	2,827,433
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	8,765,043	8,766,556
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	16,908,050	16,918,430
Mound Financing PLC
4.05%, 11/08/06(4)	11,309,733	11,309,733
Natexis Banques Populaires
4.10%, 10/16/06(4)	4,241,150	4,241,150
National City Bank (Ohio)
4.03%, 01/06/06	2,827,433	2,827,349
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	20,923,005	20,924,061
Nordea Bank AB
4.10%, 08/11/06(4)	9,896,016	9,896,016
Northern Rock PLC
4.10%, 11/03/06(4)	6,785,840	6,786,094
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	15,381,236	15,381,241
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	14,137,166	14,137,166
Principal Life Income Funding Trusts
4.29%, 05/10/06	4,241,150	4,241,239
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	4,806,636	4,806,554
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	17,586,634	17,586,360
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	5,654,866	5,654,866
Societe Generale
4.06%, 11/24/06(4)	3,958,406	3,958,406
Strips III LLC
4.24%, 07/24/06(4)(9)	1,557,334	1,557,334
SunTrust Bank
4.19%, 04/28/06	8,482,299	8,482,299
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	12,610,352	12,609,337
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	12,440,706	12,440,437
Union Hamilton Special Funding LLC
4.00%, 03/28/06	5,654,866	5,654,866
US Bank N.A.
4.14%, 09/29/06	2,544,690	2,544,138
Variable Funding Capital Corp.
4.07%, 02/16/06	9,896,016	9,896,016
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	12,116,567	12,116,568
Wells Fargo & Co.
4.11%, 09/15/06(4)	2,827,433	2,827,647
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	9,896,016	9,895,522
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	11,592,476	11,592,291
Winston Funding Ltd.
4.26%, 01/23/06	4,037,575	4,037,575

World Savings Bank
4.04%, 03/09/06	8,482,299	8,482,174

		504,533,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,268,967,545)		1,268,967,545

TOTAL INVESTMENTS IN SECURITIES – 110.66% (Cost: $10,896,273,838)		12,860,422,450
Other Assets, Less Liabilities – (10.66)%		(1,238,483,737)

NET ASSETS – 100.00%		$11,621,938,713

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.77%
AGRICULTURE – 9.42%
British American Tobacco (Malaysia) Bhd	959,000	$9,963,142
Golden Hope Plantations Bhd	3,288,000	3,568,237
Highlands & Lowlands Bhd	1,164,500	1,239,092
IOI Corp. Bhd	4,726,500	15,388,023
Kuala Lumpur Kepong Bhd	1,918,000	4,213,711

		34,372,205
AIRLINES – 1.04%
AirAsia Bhd(1)	5,343,000	2,291,068
Malaysian Airline System Bhd	1,918,000	1,497,644

		3,788,712
AUTO MANUFACTURERS – 1.87%
DRB-Hicom Bhd	3,014,000	1,092,954
Oriental Holdings Bhd	1,164,500	1,269,915
Proton Holdings Bhd	1,918,000	3,553,732
Tan Chong Motor Holdings Bhd	2,534,500	919,075

		6,835,676
AUTO PARTS & EQUIPMENT – 0.76%
UMW Holdings Bhd	1,781,000	2,781,339

		2,781,339
BANKS – 24.33%
AMMB Holdings Bhd	9,795,500	5,911,525
Bumiputra-Commerce Holdings Bhd	14,727,500	21,635,157
CIMB Bhd	1,438,577	2,360,820
Hong Leong Bank Bhd	3,630,500	4,900,887
Malayan Banking Bhd	12,878,000	38,177,237
Public Bank Bhd	7,809,000	12,918,541
RHB Capital Bhd	4,863,500	2,922,219

		88,826,386
BEVERAGES – 0.43%
Guinness Anchor Bhd	1,096,000	1,552,038

		1,552,038
BUILDING MATERIALS – 1.74%
Malayan Cement Bhd	8,836,500	1,368,278
OYL Industries Bhd	5,343,030	4,553,879
WTK Holdings Bhd	479,500	446,755

		6,368,912
CHEMICALS – 0.50%
Malaysian Oxygen Bhd	548,000	1,842,139

		1,842,139
COMMERCIAL SERVICES – 2.06%
PLUS Expressways Bhd	9,590,000	7,513,605

		7,513,605

DIVERSIFIED FINANCIAL SERVICES – 1.65%
Bursa Malaysia Bhd	2,329,000	2,848,062
Hong Leong Credit Bhd	1,644,000	1,784,119
OSK Holdings Bhd	2,329,033	573,319
TA Enterprise Bhd	5,069,000	825,155

		6,030,655
ELECTRIC – 6.71%
Malakoff Bhd	4,110,000	8,485,442
Tenaga Nasional Bhd	6,165,000	15,991,795

		24,477,237
ELECTRONICS – 0.16%
Hong Leong Industries Bhd	685,000	583,827
Hume Industries Bhd	667	763

		584,590
ENGINEERING & CONSTRUCTION – 5.66%
Gamuda Bhd	4,315,500	4,112,176
IJM Corp. Bhd	2,534,500	2,884,688
Malaysia Airports Holdings Bhd	2,123,500	1,062,312
Malaysian Resources Corp. Bhd(1)	4,384,000	603,409
MMC Corp. Bhd	2,123,500	1,107,278
Road Builder (Malaysia) Holdings Bhd	3,014,000	1,340,265
Transmile Group Bhd	959,000	2,716,067
YTL Corp. Bhd	4,726,588	6,818,397

		20,644,592
ENTERTAINMENT – 7.18%
Berjaya Sports Toto Bhd	4,863,500	5,535,482
Magnum Corp. Bhd	6,576,000	3,359,365
Resorts World Bhd	3,767,500	11,268,595
Tanjong PLC	1,575,500	6,046,784

		26,210,226
ENVIRONMENTAL CONTROL – 0.19%
Puncak Niaga Holding Bhd	1,027,500	677,203

		677,203
FOOD – 2.04%
Nestle (Malaysia) Bhd	548,000	3,466,702
PPB Group Bhd	3,630,566	3,978,439

		7,445,141
GAS – 2.01%
Petronas Gas Bhd	3,082,500	7,343,171

		7,343,171
HOLDING COMPANIES - DIVERSIFIED – 4.71%
Mulpha International Bhd(1)	5,754,000	898,586
Multi-Purpose Holdings Bhd(1)	4,384,000	881,906
Sime Darby Bhd	9,247,500	15,420,659

		17,201,151
INSURANCE – 0.59%
Kurnia Asia Bhd	4,589,500	1,457,755
MAA Holdings Bhd	753,500	694,066

		2,151,821
LODGING – 4.38%
Genting Bhd	2,945,500	15,982,729

		15,982,729

MEDIA – 2.81%
Astro All Asia Networks PLC	3,699,000	5,384,992
Media Prima Bhd(1)	3,288,000	1,418,592
New Straits Times Press Bhd	890,500	624,623
Star Publications (Malaysia) Bhd	1,507,000	2,832,107

		10,260,314
METAL FABRICATE & HARDWARE – 0.05%
KrisAssets Holdings Bhd(1)(2)	282,362	192,571

		192,571
OIL & GAS – 1.41%
Petronas Dagangan Bhd	1,918,000	1,959,629
Shell Refining Co.	1,164,500	3,205,611

		5,165,240
OIL & GAS SERVICES – 0.31%
Scomi Group Bhd	4,178,500	1,139,189

		1,139,189
REAL ESTATE – 2.45%
Bandar Raya Developments Bhd	1,644,000	361,175
IGB Corp. Bhd	5,548,500	1,674,243
IOI Properties Bhd	616,550	1,256,600
KLCC Property Holdings Bhd	3,562,000	1,989,365
MK Land Holdings Bhd	2,808,500	479,482
SP Setia Bhd	3,630,500	3,190,381

		8,951,246
RETAIL – 0.13%
Edaran Otomobil Nasional Bhd	548,000	481,567

		481,567
SEMICONDUCTORS – 0.66%
Malaysian Pacific Industries Bhd	685,000	1,713,407
Unisem (Malaysia) Bhd	1,918,000	690,439

		2,403,846
TELECOMMUNICATIONS – 8.74%
Maxis Communications Bhd	6,713,000	15,458,735
Telekom Malaysia Bhd	6,507,500	16,449,610

		31,908,345
TRANSPORTATION – 5.78%
Malaysia International Shipping Corp. Bhd	7,124,000	17,725,146
Malaysian Bulk Carriers Bhd	1,849,500	1,067,208
POS Malaysia & Services Holdings Bhd	2,329,000	2,293,245

		21,085,599

TOTAL COMMON STOCKS (Cost: $304,199,744)		364,217,445

SHORT-TERM INVESTMENTS – 0.00%
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(3)(4)	415	415

		415

TOTAL SHORT-TERM INVESTMENTS (Cost: $415)		415

TOTAL INVESTMENTS IN SECURITIES – 99.77% (Cost: $304,200,159)		364,217,860
Other Assets, Less Liabilities – 0.23%		846,068

NET ASSETS – 100.00%		$365,063,928

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.80%
BEVERAGES – 8.41%
Coca-Cola Femsa SA de CV ADR(1)	139,200	$3,506,448
Fomento Economico Mexicano SA de CV Class UBD	2,888,400	19,611,186
Grupo Modelo SA de CV Series C	3,155,200	10,593,591

		33,711,225
BUILDING MATERIALS – 13.86%
Cemex SA de CV Series CPO	9,860,000	55,516,497

		55,516,497
DIVERSIFIED FINANCIAL SERVICES – 4.12%
Grupo Financiero Banorte SA de CV Series O	7,644,400	16,516,136

		16,516,136
ENGINEERING & CONSTRUCTION – 1.09%
Grupo Aeroportuario del Sureste SA de CV ADR	139,200	4,362,528

		4,362,528
FOOD – 1.95%
Grupo Bimbo SA Series A(1)	2,215,600	7,811,454

		7,811,454
FOREST PRODUCTS & PAPER – 2.77%
Kimberly-Clark de Mexico SA de CV Class A	3,062,400	11,115,222

		11,115,222
HOLDING COMPANIES - DIVERSIFIED – 5.19%
Alfa SA de CV Class A	1,395,000	7,842,654
Grupo Carso SA de CV Series A1	5,475,200	12,931,201

		20,773,855
HOME BUILDERS – 3.48%
Corporacion GEO SA de CV Series B(2)	2,238,600	7,651,454
Urbi Desarrollos Urbanos SA de CV(2)	881,600	6,288,071

		13,939,525
HOUSEWARES – 0.48%
Vitro SA de CV Series A	1,615,569	1,932,227

		1,932,227
MEDIA – 6.06%
Grupo Televisa SA Series CPO	4,988,000	19,777,177
TV Azteca SA de CV Series CPO	7,087,600	4,512,923

		24,290,100
MINING – 3.07%
Grupo Mexico SA de CV Series B	4,524,000	9,697,415
Industrias Penoles SA de CV Series CP	464,000	2,582,733

		12,280,148

REAL ESTATE – 1.84%
Consorcio Ara SA de CV	1,778,346	7,363,539

		7,363,539
RETAIL – 7.59%
Controladora Comercial Mexicana SA de CV	2,760,800	4,068,726
Grupo Sanborns SA Series B1(2)	1,165,843	2,268,852
Organizacion Soriana SA de CV Series B(2)	1,051,192	4,553,237
Wal-Mart de Mexico SA de CV Series V(1)	3,607,600	19,508,186

		30,399,001
TELECOMMUNICATIONS – 39.89%
America Movil SA de CV Series L	67,720,800	96,604,623
America Telecom SA de CV Series A1(2)	2,969,600	13,311,686
Carso Global Telecom SA de CV Class A1(2)	4,603,692	9,994,364
Telefonos de Mexico SA de CV Series L	35,855,600	39,902,597

		159,813,270

TOTAL COMMON STOCKS (Cost: $329,853,611)		399,824,727

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 1.45%
CERTIFICATES OF DEPOSIT(3) – 0.14%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$12,177	$12,177
Bank of Nova Scotia
4.02%, 01/03/06	9,741	9,752
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	21,918	21,918
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	97,414	97,414
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	65,754	65,753
First Tennessee Bank
4.18%, 01/26/06	3,775	3,774
Fortis Bank NY
3.83% - 3.84%, 01/25/06	36,530	36,530
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	63,319	63,318
Nordea Bank PLC
4.03%, 10/02/06	14,612	14,609
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	36,530	36,526
Societe Generale
4.15%, 03/30/06	20,700	20,698
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	42,619	42,620
UBS AG
3.40%, 12/15/05	9,741	9,741
Unicredito Italiano SpA
3.80%, 06/14/06	31,659	31,653
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	44,080	44,079
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	36,530	36,531

		547,093

COMMERCIAL PAPER(3) – 0.31%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	24,353	24,018
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	19,483	19,470
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	18,265	18,265
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	11,816	11,752
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	82,802	82,396
CC USA Inc.
4.23%, 04/21/06	7,306	7,185
Charta LLC
4.25%, 01/26/06	18,265	18,144
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	28,920	28,785
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	89,621	88,977
Descartes Funding Trust
4.12%, 11/15/06(4)	10,959	10,959
Dorada Finance Inc.
3.76%, 01/26/06	2,435	2,421
Edison Asset Securitization LLC
4.37%, 05/08/06	12,177	11,943
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	73,943	73,889
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	24,265	24,148
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	63,319	63,110
Galaxy Funding Inc.
4.23%, 04/18/06	6,989	6,876
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	24,353	24,256
General Electric Capital Corp.
3.98%, 12/13/05	24,353	24,321
General Electric Co.
3.98%, 12/30/05	12,177	12,138
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	121,643	121,214
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	23,136	23,036
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	70,625	70,175
HSBC PLC
3.88%, 02/03/06	7,306	7,256
Jupiter Securitization Corp.
4.23%, 01/24/06	8,524	8,470
Liberty Street Funding Corp.
4.23%, 01/04/06	9,741	9,702
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	50,899	50,797
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	19,483	19,402
Nordea North America Inc.
4.16%, 04/04/06	25,571	25,204
Park Avenue Receivables Corp.
4.03%, 12/08/05	22,245	22,228
Park Granada LLC
4.05%, 12/08/05	24,353	24,334

Park Sienna LLC
4.07%, 12/01/05	11,363	11,363
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	33,504	33,480
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	24,353	24,147
Sedna Finance Inc.
3.92%, 02/21/06	6,088	6,034
Sigma Finance Inc.
4.16%, 04/06/06	14,612	14,399
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	78,255	77,857
Sydney Capital Corp.
3.98%, 12/13/05	3,680	3,675
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	6,531	6,505
Three Pillars Funding Corp.
4.03%, 01/17/06	11,778	11,716
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	14,612	14,600
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	111,286	110,716
Variable Funding Capital Corp.
4.02%, 12/05/05	18,438	18,430

		1,267,793
LOAN PARTICIPATIONS(3) – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	12,177	12,177

		12,177
MEDIUM-TERM NOTES(3) – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06(4)	7,550	7,549
K2 USA LLC
3.94%, 07/07/06(4)	14,612	14,612
US Bank N.A.
2.85%, 11/15/06	4,871	4,785

		26,946
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	466,857	466,857

		466,857
REPURCHASE AGREEMENTS(3) – 0.26%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $300,799 and effective yields of 4.03% to 4.05%.(7)	300,765	300,765
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $353,165 and an effective yield of 4.03%.(7)	353,125	353,125
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $121,781 and an effective yield of 4.02%.(7)	121,767	121,767
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $60,891 and an effective yield of 4.02%.(7)	60,884	60,884

Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $60,891 and an effective yield of 4.08%.(8)	60,884	60,884
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $133,959 and effective yields of 4.02% to 4.10%.(7)	133,944	133,944

		1,031,369
TIME DEPOSITS(3) – 0.07%
Deutsche Bank AG
4.04%, 12/01/05	93,499	93,499
KBC Groupe SA
4.05%, 12/01/05	73,060	73,060
Societe Generale
4.04%, 12/01/05	121,767	121,767

		288,326
VARIABLE & FLOATING RATE NOTES(3) – 0.54%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	85,602	85,625
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	93,761	93,760
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	40,183	40,183
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	13,394	13,402
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	79,149	79,189
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	15,830	15,830
Bank of America N.A.
4.06%, 08/10/06	121,767	121,767
Bank of Ireland
4.13%, 11/17/06(4)	24,353	24,353
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	60,640	60,638
BMW US Capital LLC
4.09%, 12/15/06(4)	24,353	24,353
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	65,511	65,509
Commodore CDO Ltd.
3.91%, 06/13/06(4)	6,088	6,088
DEPFA Bank PLC
3.88%, 09/15/06	24,353	24,353
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	38,722	38,723
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	24,353	24,353
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	24,353	24,354
Fifth Third Bancorp
4.15%, 11/22/06(4)	48,707	48,707
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	17,047	17,047
General Electric Capital Corp.
4.19%, 10/06/06	10,959	10,968
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	18,265	18,265
Hartford Life Global Funding Trust
4.11%, 12/15/06	24,353	24,353

HBOS Treasury Services PLC
4.01%, 07/24/06(4)	24,353	24,353
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	20,700	20,707
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	70,625	70,623
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	25,541	25,542
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	82,802	82,806
Lothian Mortgages PLC
4.18%, 01/24/06(4)	12,177	12,177
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	37,748	37,754
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	72,817	72,861
Mound Financing PLC
4.05%, 11/08/06(4)	48,707	48,707
Natexis Banques Populaires
4.10%, 10/16/06(4)	18,265	18,265
National City Bank (Ohio)
4.03%, 01/06/06	12,177	12,176
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	90,108	90,111
Nordea Bank AB
4.10%, 08/11/06(4)	42,619	42,619
Northern Rock PLC
4.10%, 11/03/06(4)	29,224	29,225
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	66,241	66,241
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	60,884	60,884
Principal Life Income Funding Trusts
4.29%, 05/10/06	18,265	18,265
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	20,700	20,700
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	75,739	75,738
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	24,353	24,353
Societe Generale
4.06%, 11/24/06(4)	17,047	17,047
Strips III LLC
4.24%, 07/24/06(4)(9)	6,707	6,707
SunTrust Bank
4.19%, 04/28/06	36,530	36,530
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	54,308	54,303
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	53,578	53,576
Union Hamilton Special Funding LLC
4.00%, 03/28/06	24,353	24,353
US Bank N.A.
4.14%, 09/29/06	10,959	10,957
Variable Funding Capital Corp.
4.07%, 02/16/06	42,619	42,619
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	52,182	52,181
Wells Fargo & Co.
4.11%, 09/15/06(4)	12,177	12,178
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	42,619	42,617

White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	49,925	49,923
Winston Funding Ltd.
4.26%, 01/23/06	17,388	17,388
World Savings Bank
4.04%, 03/09/06	36,530	36,530

		2,172,836

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,813,397)		5,813,397

TOTAL INVESTMENTS IN SECURITIES – 101.25% (Cost: $335,667,008)		405,638,124
Other Assets, Less Liabilities – (1.25)%		(5,017,813)

NET ASSETS – 100.00%		$400,620,311

ADR	- American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.88%
BANKS – 11.89%
ABN AMRO Holding NV	318,250	$7,860,458

		7,860,458
BEVERAGES – 3.17%
Heineken NV(1)	68,340	2,096,417

		2,096,417
CHEMICALS – 6.30%
Akzo Nobel NV	61,707	2,772,482
Koninklijke DSM NV(1)	37,654	1,395,246

		4,167,728
COMMERCIAL SERVICES – 1.54%
Randstad Holdings NV	11,859	490,320
Vedior NV	37,185	526,509

		1,016,829
COMPUTERS – 0.49%
Getronics NV(1)	26,599	321,742

		321,742
DISTRIBUTION & WHOLESALE – 1.01%
Buhrmann NV	25,996	344,483
Hagemeyer NV(1)(2)	116,647	324,549

		669,032
ELECTRONICS – 9.74%
Koninklijke Philips Electronics NV	230,078	6,436,773

		6,436,773
FOOD – 16.25%
Koninklijke Ahold NV(2)	332,588	2,505,549
Koninklijke Numico NV(2)	35,912	1,480,152
Unilever NV CVA	100,500	6,759,539

		10,745,240
INSURANCE – 21.88%
AEGON NV	205,221	3,261,423
ING Groep NV	345,312	11,203,546

		14,464,969
MEDIA – 8.43%
Reed Elsevier NV	183,513	2,444,785
VNU NV	58,089	1,814,827
Wolters Kluwer NV CVA	65,727	1,314,211

		5,573,823
OFFICE & BUSINESS EQUIPMENT – 0.82%
Oce NV	37,944	541,730

		541,730

OIL & GAS SERVICES – 1.62%
SBM Offshore NV	13,600	1,068,647

		1,068,647
REAL ESTATE INVESTMENT TRUSTS – 4.72%
Corio NV	17,688	930,681
Rodamco Europe NV	17,554	1,384,515
Wereldhave NV	8,576	807,843

		3,123,039
SEMICONDUCTORS – 3.03%
ASML Holding NV(2)	104,520	2,002,388

		2,002,388
TELECOMMUNICATIONS – 5.06%
Koninklijke KPN NV	337,680	3,348,087

		3,348,087
TRANSPORTATION – 3.93%
TNT NV	96,145	2,596,852

		2,596,852

TOTAL COMMON STOCKS (Cost: $62,146,259)		66,033,754

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 1.92%
CERTIFICATES OF DEPOSIT(3) – 0.20%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,883	$2,889
Bank of Nova Scotia
4.02%, 01/03/06	2,307	2,306
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	5,190	5,190
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	23,065	23,065
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	15,569	15,569
First Tennessee Bank
4.18%, 01/26/06	894	894
Fortis Bank NY
3.83% - 3.84%, 01/25/06	8,649	8,649
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	14,992	14,992
Nordea Bank PLC
4.03%, 10/02/06	3,460	3,459
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	8,649	8,648
Societe Generale
4.15%, 03/30/06	4,901	4,901
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	10,091	10,091
UBS AG
3.40%, 12/15/05	2,307	2,306
Unicredito Italiano SpA
3.80%, 06/14/06	7,496	7,495

Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	10,437	10,436
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	8,649	8,649

		129,539
COMMERCIAL PAPER(3) – 0.45%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	5,766	5,686
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	4,613	4,610
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	4,325	4,325
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	2,798	2,783
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	19,605	19,509
CC USA Inc.
4.23%, 04/21/06	1,730	1,701
Charta LLC
4.25%, 01/26/06	4,325	4,296
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	6,847	6,816
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	21,220	21,067
Descartes Funding Trust
4.12%, 11/15/06(4)	2,595	2,595
Dorada Finance Inc.
3.76%, 01/26/06	577	573
Edison Asset Securitization LLC
4.37%, 05/08/06	2,883	2,828
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	17,508	17,495
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	5,745	5,717
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	14,992	14,943
Galaxy Funding Inc.
4.23%, 04/18/06	1,655	1,628
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	5,766	5,744
General Electric Capital Corp.
3.98%, 12/13/05	5,766	5,759
General Electric Co.
3.98%, 12/30/05	2,883	2,874
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	28,802	28,700
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	5,478	5,454
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	16,722	16,616
HSBC PLC
3.88%, 02/03/06	1,730	1,718
Jupiter Securitization Corp.
4.23%, 01/24/06	2,018	2,005
Liberty Street Funding Corp.
4.23%, 01/04/06	2,307	2,297
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	12,051	12,028
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	4,613	4,594

Nordea North America Inc.
4.16%, 04/04/06	6,055	5,968
Park Avenue Receivables Corp.
4.03%, 12/08/05	5,267	5,263
Park Granada LLC
4.05%, 12/08/05	5,766	5,762
Park Sienna LLC
4.07%, 12/01/05	2,690	2,690
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	7,933	7,927
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	5,766	5,717
Sedna Finance Inc.
3.92%, 02/21/06	1,442	1,429
Sigma Finance Inc.
4.16%, 04/06/06	3,460	3,409
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	18,529	18,435
Sydney Capital Corp.
3.98%, 12/13/05	871	870
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	1,546	1,540
Three Pillars Funding Corp.
4.03%, 01/17/06	2,789	2,774
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	3,460	3,457
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	26,350	26,214
Variable Funding Capital Corp.
4.02%, 12/05/05	4,366	4,364

		300,180
LOAN PARTICIPATIONS(3) – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	2,883	2,883

		2,883
MEDIUM-TERM NOTES(3) – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06(4)	1,788	1,787
K2 USA LLC
3.94%, 07/07/06(4)	3,460	3,460
US Bank N.A.
2.85%, 11/15/06	1,153	1,133

		6,380
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	3,427	3,427

		3,427
REPURCHASE AGREEMENTS(3) – 0.37%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $71,222 and effective yields of 4.03% to 4.05%.(7)	71,214	71,214
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $83,619 and an effective yield of 4.03%.(7)	83,610	83,610

Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $28,834 and an effective yield of 4.02%.(7)	28,831	28,831
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $14,418 and an effective yield of 4.02%.(7)	14,416	14,416
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $14,418 and an effective yield of 4.08%.(8)	14,416	14,416
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $31,718 and effective yields of 4.02% to 4.10%.(7)	31,714	31,714

		244,201
TIME DEPOSITS(3) – 0.10%
Deutsche Bank AG
4.04%, 12/01/05	22,138	22,138
KBC Groupe SA
4.05%, 12/01/05	17,299	17,299
Societe Generale
4.04%, 12/01/05	28,831	28,831

		68,268
VARIABLE & FLOATING RATE NOTES(3) – 0.78%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	20,268	20,273
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	22,200	22,201
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	9,514	9,514
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	3,171	3,174
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	18,740	18,750
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	3,748	3,748
Bank of America N.A.
4.06%, 08/10/06	28,831	28,831
Bank of Ireland
4.13%, 11/17/06(4)	5,766	5,766
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	14,358	14,357
BMW US Capital LLC
4.09%, 12/15/06(4)	5,766	5,766
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	15,511	15,511
Commodore CDO Ltd.
3.91%, 06/13/06(4)	1,442	1,442
DEPFA Bank PLC
3.88%, 09/15/06	5,766	5,766
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	9,168	9,168
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	5,766	5,766
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	5,766	5,766
Fifth Third Bancorp
4.15%, 11/22/06(4)	11,533	11,533
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	4,036	4,036

General Electric Capital Corp.
4.19%, 10/06/06	2,595	2,597
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	4,325	4,325
Hartford Life Global Funding Trust
4.11%, 12/15/06	5,766	5,766
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	5,766	5,766
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	4,901	4,903
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	16,722	16,722
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	6,047	6,048
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	19,605	19,606
Lothian Mortgages PLC
4.18%, 01/24/06(4)	2,883	2,883
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	8,938	8,939
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	17,241	17,251
Mound Financing PLC
4.05%, 11/08/06(4)	11,533	11,533
Natexis Banques Populaires
4.10%, 10/16/06(4)	4,325	4,325
National City Bank (Ohio)
4.03%, 01/06/06	2,883	2,883
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	21,335	21,336
Nordea Bank AB
4.10%, 08/11/06(4)	10,091	10,091
Northern Rock PLC
4.10%, 11/03/06(4)	6,920	6,920
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	15,684	15,685
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	14,416	14,416
Principal Life Income Funding Trusts
4.29%, 05/10/06	4,325	4,325
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	4,901	4,901
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	17,933	17,933
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	5,766	5,766
Societe Generale
4.06%, 11/24/06(4)	4,036	4,036
Strips III LLC
4.24%, 07/24/06(4)(9)	1,588	1,588
SunTrust Bank
4.19%, 04/28/06	8,649	8,649
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	12,859	12,858
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	12,686	12,686
Union Hamilton Special Funding LLC
4.00%, 03/28/06	5,766	5,766
US Bank N.A.
4.14%, 09/29/06	2,595	2,594
Variable Funding Capital Corp.
4.07%, 02/16/06	10,091	10,091
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	12,355	12,355

Wells Fargo & Co.
4.11%, 09/15/06(4)	2,883	2,883
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	10,091	10,090
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	11,821	11,821
Winston Funding Ltd.
4.26%, 01/23/06	4,117	4,117
World Savings Bank
4.04%, 03/09/06	8,649	8,649

		514,471

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,269,349)		1,269,349

TOTAL INVESTMENTS IN SECURITIES – 101.80% (Cost: $63,415,608)		67,303,103
Other Assets, Less Liabilities – (1.80)%		(1,189,444)

NET ASSETS – 100.00%		$66,113,659

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.40%
AUSTRALIA – 66.02%
Alinta Ltd.	481,176	$3,935,374
Alumina Ltd.(1)	2,582,836	12,158,322
Amcor Ltd.(1)	1,467,144	7,612,205
AMP Ltd.	3,874,992	22,112,861
Ansell Ltd.	324,064	2,590,444
APN News & Media Ltd.(1)	659,608	2,333,638
Aristocrat Leisure Ltd.(1)	650,752	5,943,611
Australia & New Zealand Banking Group Ltd.	3,770,852	66,732,717
Australian Gas Light Co. Ltd.	961,204	11,596,393
Australian Stock Exchange Ltd.(1)	213,036	4,809,197
AXA Asia Pacific Holdings Ltd.	1,810,560	6,807,637
Babcock & Brown Ltd.	311,928	4,063,374
BHP Billiton Ltd.	7,393,940	119,686,302
Billabong International Ltd.	263,548	2,485,129
BlueScope Steel Ltd.(1)	1,519,132	7,983,137
Boral Ltd.(1)	1,348,736	8,195,772
Brambles Industries Ltd.(1)	2,034,912	14,594,498
Caltex Australia Ltd.	270,928	4,251,180
Centro Properties Group	1,599,164	7,468,650
Challenger Financial Services Group Ltd.	843,944	2,467,348
Coca-Cola Amatil Ltd.	1,098,636	6,204,376
Cochlear Ltd.	110,372	3,251,335
Coles Myer Ltd.	2,385,708	17,640,160
Commonwealth Bank of Australia	2,639,252	81,653,891
Commonwealth Property Office Fund	3,640,636	3,408,690
Computershare Ltd.	846,404	4,385,261
CSL Ltd.(1)	408,360	11,969,007
CSR Ltd.	2,020,316	4,725,264
DB RREEF Trust	5,422,824	5,538,910
DCA Group Ltd.(1)	888,552	2,604,341
Downer EDI Ltd.	589,908	3,021,413
Foster’s Group Ltd.	4,083,764	17,077,678
Futuris Corp. Ltd.	1,157,184	1,687,285
Gandel Retail Trust	3,474,504	4,950,434
GPT Group	3,901,560	11,319,939
Harvey Norman Holdings Ltd.(1)	379,944	812,713
Iluka Resources Ltd.	497,412	2,904,778
ING Industrial Fund(1)	1,712,816	2,839,739
Insurance Australia Group Ltd.	3,498,612	13,594,863
Investa Property Group	4,498,192	6,758,554
James Hardie Industries NV	963,992	6,000,524
John Fairfax Holdings Ltd.	2,012,608	5,839,357
Leighton Holdings Ltd.(1)	275,684	3,309,651
Lend Lease Corp. Ltd.	745,380	7,723,702
Lion Nathan Ltd.(1)	641,076	3,530,224
Macquarie Airports	1,203,924	2,780,183
Macquarie Bank Ltd.	457,396	22,959,895

Macquarie Communications Infrastructure Group(1)	649,474	2,682,352
Macquarie Goodman Group	2,345,528	7,517,064
Macquarie Infrastructure Group	4,885,232	12,727,632
Mayne Pharma Ltd.(2)	1,321,272	2,620,878
Mirvac Group	2,425,888	7,271,860
Multiplex Group(1)	1,651,808	4,034,533
National Australia Bank Ltd.	3,224,896	77,478,994
Newcrest Mining Ltd.	686,176	10,817,699
OneSteel Ltd.	1,379,076	3,674,603
Orica Ltd.	589,416	8,707,675
Orica Ltd. Rights(2)	73,677	264,480
Origin Energy Ltd.(1)	1,666,568	8,696,248
Pacific Brands Ltd.(1)	1,281,332	2,721,845
PaperlinX Ltd.(1)	546,940	1,384,476
Patrick Corp. Ltd.	1,482,068	8,029,693
Perpetual Trustees Australia Ltd.	79,704	3,834,540
Publishing & Broadcasting Ltd.	274,372	3,360,915
Qantas Airways Ltd.	1,464,028	4,085,173
QBE Insurance Group Ltd.(1)	1,599,000	22,581,177
Rinker Group Ltd.(1)	1,912,240	22,192,601
Rio Tinto Ltd.(1)	605,324	27,670,367
Santos Ltd.	1,195,888	10,099,407
SFE Corp. Ltd.(1)	264,696	2,613,503
Sonic Healthcare Ltd.	507,580	5,635,280
Stockland Trust Group	2,774,224	12,751,253
Suncorp-Metway Ltd.	1,100,932	16,134,125
Symbion Health Ltd.	1,321,272	3,598,817
TABCORP Holdings Ltd.	1,135,372	13,025,357
Telstra Corp. Ltd.(1)	3,995,204	11,384,643
Toll Holdings Ltd.(1)	521,848	5,361,092
Transurban Group(1)	1,609,660	8,065,709
UNiTAB Ltd.(1)	233,372	2,235,130
Wesfarmers Ltd.	777,196	20,444,087
Westfield Group(1)	2,970,040	37,502,573
Westpac Banking Corp. Ltd.(1)	3,783,152	62,834,243
Woodside Petroleum Ltd.	955,956	24,728,902
Woolworths Ltd.(1)	2,373,736	29,885,221

		1,084,974,103
HONG KONG – 20.73%
ASM Pacific Technology Ltd.(1)	492,000	2,702,776
Bank of East Asia Ltd.	2,984,800	8,929,728
BOC Hong Kong Holdings Ltd.(1)	7,626,000	14,554,374
Cathay Pacific Airways Ltd.(1)	2,624,000	4,551,150
Cheung Kong Holdings Ltd.	3,116,000	32,426,941
Cheung Kong Holdings Ltd. Rights(2)(3)	95,593	0
Cheung Kong Infrastructure Holdings Ltd.	984,000	3,184,959
CLP Holdings Ltd.	3,690,000	21,745,909
Esprit Holdings Ltd.	1,968,000	13,881,852
Giordano International Ltd.(1)	3,280,000	1,850,491
Hang Lung Properties Ltd.	3,772,736	5,667,837
Hang Seng Bank Ltd.(1)	1,558,000	20,613,409
Henderson Land Development Co. Ltd.(1)	1,476,000	6,528,531
Hong Kong & China Gas Co. Ltd.	7,380,836	15,656,924
Hong Kong Exchanges & Clearing Ltd.(1)	2,296,000	8,349,414
Hongkong Electric Holdings Ltd.	2,870,000	14,008,214
Hopewell Holdings Ltd.	1,312,000	3,223,026
Hutchinson Telecommunications International Ltd.(2)	2,952,000	4,168,362
Hutchison Whampoa Ltd.	4,428,000	42,026,229
Hysan Development Co. Ltd.	1,312,000	3,113,054

Johnson Electric Holdings Ltd.	1,230,000	1,260,977
Kerry Properties Ltd.(1)	984,000	2,639,329
Kingboard Chemical Holdings Co. Ltd.	1,312,000	3,146,892
Li & Fung Ltd.	3,608,000	7,281,416
MTR Corp. Ltd.	2,788,000	5,590,597
New World Development Co. Ltd.	4,592,941	6,070,853
Noble Group Ltd.(1)	1,968,000	1,571,327
Orient Overseas International Ltd.	492,200	1,602,648
PCCW Ltd.(1)	7,708,845	4,920,730
SCMP Group Ltd.	1,968,000	691,555
Shangri-La Asia Ltd.(1)	2,296,000	3,316,080
Sino Land Co. Ltd.(1)	2,952,000	3,502,186
SmarTone Telecommunications Holdings Ltd.	656,000	714,818
Solomon Systech International Ltd.	8,528,000	3,491,612
Sun Hung Kai Properties Ltd.	2,788,000	26,568,817
Swire Pacific Ltd. Class A	1,886,000	17,121,797
Techtronic Industries Co. Ltd.	2,296,000	5,862,354
Television Broadcasts Ltd.	656,000	3,548,712
Texwinca Holdings Ltd.	1,312,000	930,533
Wharf Holdings Ltd. (The)	2,460,000	8,739,603
Wing Hang Bank Ltd.	328,000	2,275,575
Yue Yuen Industrial Holdings Ltd.(1)	984,000	2,645,673

		340,677,264
NEW ZEALAND – 2.44%
Auckland International Airport Ltd.	2,134,624	2,730,972
Contact Energy Ltd.(1)	589,908	2,728,567
Fisher & Paykel Appliances Holdings Ltd.(1)	378,831	865,473
Fisher & Paykel Healthcare Corp. Ltd. (1)	998,924	2,661,314
Fletcher Building Ltd.(1)	961,368	4,899,504
Kiwi Income Property Trust	1,497,484	1,389,506
Sky City Entertainment Group Ltd.(1)	848,536	2,803,448
Sky Network Television Ltd. New(2)	388,686	1,748,652
Telecom Corp. of New Zealand Ltd.(1)	3,974,868	16,233,915
Tower Ltd.(2)	643,536	904,747
Vector Ltd.(2)	503,863	1,027,152
Warehouse Group Ltd. (The)	426,400	1,124,017
Waste Management NZ Ltd.	213,364	937,401

		40,054,668
SINGAPORE – 10.21%
Allgreen Properties Ltd.	984,000	779,844
Ascendas Real Estate Investment Trust	1,804,000	2,080,553
Capitaland Ltd.(1)	2,132,000	4,135,888
CapitaMall Trust Management Ltd.	1,312,000	1,745,919
Chartered Semiconductor Manufacturing Ltd.(1)(2)	2,542,000	1,864,254
City Developments Ltd.	984,000	4,801,277
ComfortDelGro Corp. Ltd.	3,608,000	3,200,852
COSCO Corp. Singapore Ltd.	820,000	1,144,547
Creative Technology Ltd.(1)	205,000	1,685,297
Datacraft Asia Ltd.(2)	656,000	675,680
DBS Group Holdings Ltd.	2,296,000	22,270,168
Fraser & Neave Ltd.	328,830	3,364,537
Haw Par Corp. Ltd.	328,397	980,840
Jardine Cycle & Carriage Ltd.	156,000	959,546
Keppel Corp. Ltd.(1)	1,148,000	7,943,932
Keppel Land Ltd.(1)	820,000	1,842,914
Neptune Orient Lines Ltd.	1,148,000	1,941,850
Olam International Ltd.	1,312,000	1,187,225
Oversea-Chinese Banking Corp.	5,097,600	19,596,877
Overseas Union Enterprise Ltd.	164,000	945,706

Parkway Holdings Ltd.	1,476,000	1,789,567
SembCorp Industries Ltd.	1,891,240	2,986,522
SembCorp Marine Ltd.	1,148,000	1,806,056
Singapore Airlines Ltd.	1,288,000	8,912,704
Singapore Exchange Ltd.	1,476,000	2,400,639
Singapore Land Ltd.	328,000	1,037,852
Singapore Petroleum Co. Ltd.(1)	164,000	461,699
Singapore Post Ltd.	3,280,000	2,289,094
Singapore Press Holdings Ltd.	3,280,517	8,730,971
Singapore Technologies Engineering Ltd.	2,624,000	4,081,571
Singapore Telecommunications Ltd.(1)	14,104,871	20,938,743
SMRT Corp. Ltd.	1,312,000	838,041
STATS ChipPAC Ltd.(1)(2)	3,381,000	2,219,606
United Overseas Bank Ltd.	2,460,000	21,096,522
United Overseas Land Ltd.(1)	1,056,000	1,492,690
Venture Corp. Ltd.(1)	328,000	2,657,677
Want Want Holdings Ltd.	164,000	165,640
Wing Tai Holdings Ltd.	984,333	815,038

		167,868,338

TOTAL COMMON STOCKS (Cost: $1,337,189,043)		1,633,574,373

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 14.71%
CERTIFICATES OF DEPOSIT(4) – 1.50%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$548,253	$548,253
Bank of Nova Scotia
4.02%, 01/03/06	438,601	438,579
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	986,853	986,842
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	4,386,014	4,386,015
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	2,960,560	2,960,478
First Tennessee Bank
4.18%, 01/26/06	169,958	169,936
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,644,755	1,644,760
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	2,850,909	2,850,910
Nordea Bank PLC
4.03%, 10/02/06	657,902	657,773
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	1,644,755	1,644,545
Societe Generale
4.15%, 03/30/06	932,028	931,926
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	1,918,881	1,918,955
UBS AG
3.40%, 12/15/05	438,601	438,602
Unicredito Italiano SpA
3.80%, 06/14/06	1,425,455	1,425,185
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	1,984,671	1,984,663

Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	1,644,755	1,644,774

		24,632,196
COMMERCIAL PAPER(4) – 3.47%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	1,096,504	1,081,390
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	877,203	876,590
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	822,378	822,378
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	531,991	529,153
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	3,728,112	3,709,879
CC USA Inc.
4.23%, 04/21/06	328,951	323,501
Charta LLC
4.25%, 01/26/06	822,378	816,941
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	1,302,098	1,296,063
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	4,035,133	4,006,160
Descartes Funding Trust
4.12%, 11/15/06(5)	493,427	493,427
Dorada Finance Inc.
3.76%, 01/26/06	109,650	109,009
Edison Asset Securitization LLC
4.37%, 05/08/06	548,252	537,737
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	3,329,237	3,326,828
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	1,092,501	1,087,259
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	2,850,909	2,841,506
Galaxy Funding Inc.
4.23%, 04/18/06	314,697	309,594
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	1,096,504	1,092,130
General Electric Capital Corp.
3.98%, 12/13/05	1,096,504	1,095,051
General Electric Co.
3.98%, 12/30/05	548,252	546,494
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	5,476,915	5,457,586
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	1,041,678	1,037,185
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	3,179,860	3,159,597
HSBC PLC
3.88%, 02/03/06	328,951	326,682
Jupiter Securitization Corp.
4.23%, 01/24/06	383,776	381,341
Liberty Street Funding Corp.
4.23%, 01/04/06	438,601	436,849
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	2,291,692	2,287,130
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	877,203	873,584
Nordea North America Inc.
4.16%, 04/04/06	1,151,329	1,134,832

Park Avenue Receivables Corp.
4.03%, 12/08/05	1,001,590	1,000,805
Park Granada LLC
4.05%, 12/08/05	1,096,504	1,095,640
Park Sienna LLC
4.07%, 12/01/05	511,607	511,607
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	1,508,526	1,507,464
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,096,504	1,087,214
Sedna Finance Inc.
3.92%, 02/21/06	274,126	271,678
Sigma Finance Inc.
4.16%, 04/06/06	657,902	648,323
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	3,523,395	3,505,494
Sydney Capital Corp.
3.98%, 12/13/05	165,682	165,462
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	294,060	292,886
Three Pillars Funding Corp.
4.03%, 01/17/06	530,280	527,490
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	657,902	657,350
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	5,010,604	4,984,934
Variable Funding Capital Corp.
4.02%, 12/05/05	830,185	829,814

		57,082,037
LOAN PARTICIPATIONS(4) – 0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	548,252	548,252

		548,252
MEDIUM-TERM NOTES(4) – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06(5)	339,916	339,896
K2 USA LLC
3.94%, 07/07/06(5)	657,902	657,882
US Bank N.A.
2.85%, 11/15/06	219,301	215,442

		1,213,220
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(6)(7)	947,334	947,334

		947,334
REPURCHASE AGREEMENTS(4) – 2.83%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $13,543,335 and effective yields of 4.03% to 4.05%.(8)	13,541,818	13,541,818
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $15,901,082 and an effective yield of 4.03%.(8)	15,899,302	15,899,302

Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $5,483,130 and an effective yield of 4.02%.(8)	5,482,518	5,482,518
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $2,741,565 and an effective yield of 4.02%.(8)	2,741,259	2,741,259
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $2,741,570 and an effective yield of 4.08%.(9)	2,741,259	2,741,259
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $6,031,446 and effective yields of 4.02% to 4.10%.(8)	6,030,770	6,030,770

		46,436,926
TIME DEPOSITS(4) – 0.79%
Deutsche Bank AG
4.04%, 12/01/05	4,209,751	4,209,751
KBC Groupe SA
4.05%, 12/01/05	3,289,511	3,289,511
Societe Generale
4.04%, 12/01/05	5,482,518	5,482,518

		12,981,780
VARIABLE & FLOATING RATE NOTES(4) – 5.95%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(5)	3,854,210	3,855,235
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	4,221,539	4,221,516
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	1,809,231	1,809,230
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	603,077	603,413
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(5)	3,563,636	3,565,460
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(5)	712,727	712,727
Bank of America N.A.
4.06%, 08/10/06	5,482,518	5,482,518
Bank of Ireland
4.13%, 11/17/06(5)	1,096,504	1,096,504
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(5)	2,730,294	2,730,161
BMW US Capital LLC
4.09%, 12/15/06(5)	1,096,504	1,096,504
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(5)	2,949,594	2,949,514
Commodore CDO Ltd.
3.91%, 06/13/06(5)	274,126	274,126
DEPFA Bank PLC
3.88%, 09/15/06	1,096,504	1,096,504
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(5)	1,743,441	1,743,488
Eli Lilly Services Inc.
4.06%, 09/01/06(5)	1,096,504	1,096,504
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	1,096,504	1,096,496
Fifth Third Bancorp
4.15%, 11/22/06(5)	2,193,007	2,193,007

Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(5)	767,552	767,557
General Electric Capital Corp.
4.19%, 10/06/06	493,427	493,808
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	822,378	822,378
Hartford Life Global Funding Trust
4.11%, 12/15/06	1,096,504	1,096,504
HBOS Treasury Services PLC
4.01%, 07/24/06(5)	1,096,504	1,096,504
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	932,028	932,290
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(5)	3,179,860	3,179,735
Leafs LLC
4.16%, 01/20/06 - 02/21/06(5)	1,149,985	1,149,985
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(5)	3,728,112	3,728,329
Lothian Mortgages PLC
4.18%, 01/24/06(5)	548,252	548,252
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	1,699,580	1,699,874
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(5)	3,278,546	3,280,558
Mound Financing PLC
4.05%, 11/08/06(5)	2,193,007	2,193,007
Natexis Banques Populaires
4.10%, 10/16/06(5)	822,378	822,378
National City Bank (Ohio)
4.03%, 01/06/06	548,252	548,235
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(5)	4,057,063	4,057,268
Nordea Bank AB
4.10%, 08/11/06(5)	1,918,881	1,918,881
Northern Rock PLC
4.10%, 11/03/06(5)	1,315,804	1,315,854
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(5)	2,982,490	2,982,491
Pfizer Investment Capital PLC
4.08%, 12/15/06(5)	2,741,259	2,741,259
Principal Life Income Funding Trusts
4.29%, 05/10/06	822,378	822,395
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(5)	932,028	932,012
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(5)	3,410,126	3,410,073
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(5)	1,096,504	1,096,504
Societe Generale
4.06%, 11/24/06(5)	767,552	767,552
Strips III LLC
4.24%, 07/24/06(5)(10)	301,974	301,974
SunTrust Bank
4.19%, 04/28/06	1,644,755	1,644,755
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(5)	2,445,203	2,445,006
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	2,412,308	2,412,256
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,096,504	1,096,504
US Bank N.A.
4.14%, 09/29/06	493,427	493,320

Variable Funding Capital Corp.
4.07%, 02/16/06	1,918,881	1,918,881
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(5)	2,349,456	2,349,456
Wells Fargo & Co.
4.11%, 09/15/06(5)	548,252	548,293
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(5)	1,918,881	1,918,786
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(5)	2,247,832	2,247,797
Winston Funding Ltd.
4.26%, 01/23/06	782,904	782,904
World Savings Bank
4.04%, 03/09/06	1,644,755	1,644,731

		97,831,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $241,672,998)		241,672,998

TOTAL INVESTMENTS IN SECURITIES – 114.11% (Cost: $1,578,862,041)		1,875,247,371
Other Assets, Less Liabilities – (14.11)%		(231,885,798)

NET ASSETS – 100.00%		$1,643,361,573

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(9)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(10)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.72%
AIRLINES – 4.18%
Singapore Airlines Ltd.	2,289,000	$15,839,425

		15,839,425
BANKS – 35.57%
DBS Group Holdings Ltd.(1)	4,820,000	46,751,834
Oversea-Chinese Banking Corp.(1)	11,086,000	42,618,287
United Overseas Bank Ltd.	5,302,000	45,469,009

		134,839,130
BEVERAGES – 2.60%
Fraser & Neave Ltd.	964,000	9,863,497

		9,863,497
COMPUTERS – 0.57%
Creative Technology Ltd.(1)	265,100	2,179,377

		2,179,377
DISTRIBUTION & WHOLESALE – 0.78%
Jardine Cycle & Carriage Ltd.(1)	482,000	2,964,750

		2,964,750
DIVERSIFIED FINANCIAL SERVICES – 2.07%
Singapore Exchange Ltd.	4,820,000	7,839,484

		7,839,484
ELECTRONICS – 2.06%
Venture Corp. Ltd.	964,000	7,810,977

		7,810,977
ENGINEERING & CONSTRUCTION – 4.58%
SembCorp Industries Ltd.	4,338,000	6,850,284
Singapore Technologies Engineering Ltd.	6,748,000	10,496,357

		17,346,641
FOOD – 1.20%
Olam International Ltd.	2,892,000	2,616,962
Want Want Holdings Ltd.	1,928,000	1,947,280

		4,564,242
HEALTH CARE - SERVICES – 0.92%
Parkway Holdings Ltd.	2,892,000	3,506,388

		3,506,388
HOLDING COMPANIES - DIVERSIFIED – 5.59%
Haw Par Corp. Ltd.	482,000	1,439,614
Keppel Corp. Ltd.(1)	2,410,000	16,676,721
Noble Group Ltd.(1)	3,856,000	3,078,779

		21,195,114

LODGING – 0.73%
Overseas Union Enterprise Ltd.	482,000	2,779,453

		2,779,453
MEDIA – 4.40%
Singapore Press Holdings Ltd.(1)	6,266,000	16,676,721

		16,676,721
OIL & GAS – 0.36%
Singapore Petroleum Co. Ltd.(1)	482,000	1,356,944

		1,356,944
REAL ESTATE – 9.60%
Allgreen Properties Ltd.	2,410,000	1,909,983
Capitaland Ltd.(1)	5,310,000	10,300,922
City Developments Ltd.	2,410,000	11,759,226
Keppel Land Ltd.	1,928,000	4,333,097
Singapore Land Ltd.	964,000	3,050,272
United Overseas Land Ltd.(1)	2,448,000	3,460,327
Wing Tai Holdings Ltd.(1)	1,928,000	1,596,404

		36,410,231
REAL ESTATE INVESTMENT TRUSTS – 3.37%
Ascendas Real Estate Investment Trust	4,338,000	5,003,016
CapitaMall Trust Management Ltd.(1)	3,856,000	5,131,299
Suntec(1)	4,106,000	2,622,711

		12,757,026
SEMICONDUCTORS – 1.91%
Chartered Semiconductor Manufacturing Ltd.(1)(2)	4,688,000	3,438,089
STATS ChipPAC Ltd.(1)(2)	5,784,000	3,797,161

		7,235,250
SHIPBUILDING – 1.20%
SembCorp Marine Ltd.	2,892,000	4,549,752

		4,549,752
TELECOMMUNICATIONS – 12.28%
Datacraft Asia Ltd.(1)(2)	1,446,000	1,489,380
Singapore Telecommunications Ltd.	30,366,650	45,079,425

		46,568,805
TRANSPORTATION – 5.75%
ComfortDelGro Corp. Ltd.	8,676,000	7,696,948
COSCO Corp. Singapore Ltd.	1,446,000	2,018,311
Neptune Orient Lines Ltd.	2,410,000	4,076,532
SembCorp Logistics Ltd.(1)	1,446,660	1,437,419
Singapore Post Ltd.	6,748,000	4,709,392
SMRT Corp. Ltd.	2,892,000	1,847,268

		21,785,870

TOTAL COMMON STOCKS (Cost: $335,032,778)		378,069,077

SHORT - TERM INVESTMENTS – 9.46%
CERTIFICATES OF DEPOSIT(3) – 0.97%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	81,536	81,536
Bank of Nova Scotia
4.02%, 01/03/06	65,229	65,228
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	146,764	146,763
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	652,286	652,286
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	440,293	440,281
First Tennessee Bank
4.18%, 01/26/06	25,276	25,273
Fortis Bank NY
3.83% - 3.84%, 01/25/06	244,607	244,607
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	423,986	423,985
Nordea Bank PLC
4.03%, 10/02/06	97,843	97,824
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	244,607	244,576
Societe Generale
4.15%, 03/30/06	138,611	138,596
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	285,375	285,386
UBS AG
3.40%, 12/15/05	65,229	65,229
Unicredito Italiano SpA
3.80%, 06/14/06	211,993	211,953
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	295,159	295,159
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	244,607	244,610

		3,663,292
COMMERCIAL PAPER(3) – 2.24%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	163,071	160,824
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	130,457	130,366
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	122,304	122,304
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	79,117	78,695
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	554,443	551,733
CC USA Inc.
4.23%, 04/21/06	48,921	48,111
Charta LLC
4.25%, 01/26/06	122,304	121,495
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	193,647	192,750
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	600,103	595,794
Descartes Funding Trust
4.12%, 11/15/06(4)	73,382	73,382

Dorada Finance Inc.
3.76%, 01/26/06	16,307	16,212
Edison Asset Securitization LLC
4.37%, 05/08/06	81,536	79,972
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	495,122	494,765
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	162,476	161,697
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	423,986	422,587
Galaxy Funding Inc.
4.23%, 04/18/06	46,802	46,043
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	163,071	162,421
General Electric Capital Corp.
3.98%, 12/13/05	163,071	162,855
General Electric Co.
3.98%, 12/30/05	81,536	81,274
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	814,524	811,650
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	154,918	154,249
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	472,907	469,894
HSBC PLC
3.88%, 02/03/06	48,921	48,584
Jupiter Securitization Corp.
4.23%, 01/24/06	57,075	56,713
Liberty Street Funding Corp.
4.23%, 01/04/06	65,229	64,968
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	340,819	340,140
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	130,457	129,919
Nordea North America Inc.
4.16%, 04/04/06	171,225	168,771
Park Avenue Receivables Corp.
4.03%, 12/08/05	148,956	148,839
Park Granada LLC
4.05%, 12/08/05	163,071	162,943
Park Sienna LLC
4.07%, 12/01/05	76,086	76,086
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	224,347	224,189
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	163,071	161,690
Sedna Finance Inc.
3.92%, 02/21/06	40,768	40,404
Sigma Finance Inc.
4.16%, 04/06/06	97,843	96,418
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	523,997	521,335
Sydney Capital Corp.
3.98%, 12/13/05	24,640	24,607
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	43,733	43,558
Three Pillars Funding Corp.
4.03%, 01/17/06	78,863	78,448
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	97,843	97,761
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	745,175	741,356

Variable Funding Capital Corp.
4.02%, 12/05/05	123,465	123,410

		8,489,212
LOAN PARTICIPATIONS(3) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	81,536	81,536

		81,536
MEDIUM-TERM NOTES(3) – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06(4)	50,552	50,549
K2 USA LLC
3.94%, 07/07/06(4)	97,843	97,840
US Bank N.A.
2.85%, 11/15/06	32,614	32,040

		180,429
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	52,956	52,956

		52,956
REPURCHASE AGREEMENTS(3) – 1.82%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $2,014,159 and effective yields of 4.03% to 4.05%.(7)	2,013,933	2,013,933
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $2,364,801 and an effective yield of 4.03%.(7)	2,364,536	2,364,536
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $815,448 and an effective yield of 4.02%.(7)	815,357	815,357
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $407,725 and an effective yield of 4.02%.(7)	407,679	407,679
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $407,725 and an effective yield of 4.08%.(8)	407,679	407,679
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $896,994 and effective yields of 4.02% to 4.10%.(7)	896,893	896,893

		6,906,077
TIME DEPOSITS(3) – 0.51%
Deutsche Bank AG
4.04%, 12/01/05	626,072	626,072
KBC Groupe SA
4.05%, 12/01/05	489,214	489,214
Societe Generale
4.04%, 12/01/05	815,357	815,357

		1,930,643

VARIABLE & FLOATING RATE NOTES(3) – 3.84%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	573,196	573,349
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	627,825	627,822
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	269,068	269,068
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	89,689	89,740
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	529,982	530,254
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	105,996	105,996
Bank of America N.A.
4.06%, 08/10/06	815,357	815,357
Bank of Ireland
4.13%, 11/17/06(4)	163,071	163,071
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	406,048	406,028
BMW US Capital LLC
4.09%, 12/15/06(4)	163,071	163,071
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	438,662	438,650
Commodore CDO Ltd.
3.91%, 06/13/06(4)	40,768	40,768
DEPFA Bank PLC
3.88%, 09/15/06	163,071	163,071
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	259,284	259,291
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	163,071	163,071
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	163,071	163,070
Fifth Third Bancorp
4.15%, 11/22/06(4)	326,143	326,143
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	114,150	114,150
General Electric Capital Corp.
4.19%, 10/06/06	73,382	73,439
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	122,304	122,304
Hartford Life Global Funding Trust
4.11%, 12/15/06	163,071	163,071
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	163,071	163,071
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	138,611	138,650
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	472,907	472,889
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	171,025	171,025
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	554,443	554,475
Lothian Mortgages PLC
4.18%, 01/24/06(4)	81,536	81,536
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	252,761	252,804
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	487,584	487,883
Mound Financing PLC
4.05%, 11/08/06(4)	326,143	326,143

Natexis Banques Populaires
4.10%, 10/16/06(4)	122,304	122,304
National City Bank (Ohio)
4.03%, 01/06/06	81,536	81,533
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	603,364	603,394
Nordea Bank AB
10%, 08/11/06(4)	285,375	285,375
Northern Rock PLC
4.10%, 11/03/06(4)	195,686	195,693
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	443,554	443,555
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	407,679	407,679
Principal Life Income Funding Trusts
4.29%, 05/10/06	122,304	122,306
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	138,611	138,608
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	507,152	507,145
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	163,071	163,071
Societe Generale
4.06%, 11/24/06(4)	114,150	114,150
Strips III LLC
4.24%, 07/24/06(4)(9)	44,909	44,909
SunTrust Bank
4.19%, 04/28/06	244,607	244,607
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	363,649	363,620
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	358,757	358,750
Union Hamilton Special Funding LLC
4.00%, 03/28/06	163,071	163,071
US Bank N.A.
4.14%, 09/29/06	73,382	73,366
Variable Funding Capital Corp.
4.07%, 02/16/06	285,375	285,375
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	349,410	349,409
Wells Fargo & Co.
4.11%, 09/15/06(4)	81,536	81,542
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	285,375	285,361
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	334,296	334,290
Winston Funding Ltd.
4.26%, 01/23/06	116,433	116,433
World Savings Bank
4.04%, 03/09/06	244,607	244,604

		14,549,410

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,853,555)		35,853,555

TOTAL INVESTMENTS IN SECURITIES – 109.18% (Cost: $370,886,333)		413,922,632
Other Assets, Less Liabilities – (9.18)%		(34,798,500)

NET ASSETS – 100.00%		$379,124,132

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.86%
BANKS – 14.18%
FirstRand Ltd.	2,999,682	$7,340,377
Nedbank Group Ltd.	215,764	2,923,971
Standard Bank Group Ltd.	1,317,004	13,972,165

		24,236,513
BUILDING MATERIALS – 0.46%
Pretoria Portland Cement Co. Ltd.	16,378	786,337

		786,337
DIVERSIFIED FINANCIAL SERVICES – 2.31%
African Bank Investments Ltd.	483,664	1,692,927
Alexander Forbes Ltd.(1)	383,838	838,211
Investec Ltd.	35,226	1,413,023

		3,944,161
ELECTRONICS – 0.95%
Reunert Ltd.	204,858	1,618,114

		1,618,114
ENGINEERING & CONSTRUCTION – 1.50%
Aveng Ltd.	419,900	1,197,252
Murray & Roberts Holdings Ltd.	464,512	1,359,705

		2,556,957
FOOD – 3.33%
Shoprite Holdings Ltd.	436,886	1,143,512
SPAR Group Ltd. (The)	182,134	845,121
Tiger Brands Ltd.	173,250	3,709,577

		5,698,210
FOREST PRODUCTS & PAPER – 1.21%
Sappi Ltd.	193,762	2,075,137

		2,075,137
HEALTH CARE - PRODUCTS – 0.65%
Aspen Pharmacare Holdings Ltd.(1)	219,018	1,112,262

		1,112,262
HEALTH CARE - SERVICES – 0.76%
Network Healthcare Holdings Ltd.(1)	1,285,654	1,300,239

		1,300,239
HOLDING COMPANIES - DIVERSIFIED – 7.53%
AVI Ltd.	372,362	891,005
Barloworld Ltd.	239,134	3,792,515
Bidvest Group Ltd.	274,246	3,739,863
Imperial Holdings Ltd.(1)	197,144	3,770,827
Tongaat-Hulett Group Ltd.	57,836	674,496

		12,868,706

HOME FURNISHINGS – 1.42%
Steinhoff International Holdings Ltd.(1)	908,010	2,432,892

		2,432,892
INSURANCE – 10.49%
Liberty Group Ltd.	125,210	1,400,110
Metropolitan Holdings Ltd.	652,802	1,067,656
Old Mutual PLC	4,162,292	10,875,110
Sanlam Ltd.	2,241,544	4,586,022

		17,928,898
IRON & STEEL – 1.02%
Mittal Steel South Africa Ltd.	199,500	1,746,040

		1,746,040
MEDIA – 3.02%
Naspers Ltd.	320,948	5,170,560

		5,170,560
MINING – 18.74%
Anglo Platinum Ltd.	74,138	4,914,746
AngloGold Ashanti Ltd.	141,664	6,109,318
Gold Fields Ltd.	395,960	6,086,503
Harmony Gold Mining Co. Ltd.(1)	355,186	4,392,551
Impala Platinum Holdings Ltd.	71,858	9,415,243
Kumba Resources Ltd.	72,010	1,116,382

		32,034,743
OIL & GAS – 11.98%
Sasol Ltd.	614,992	20,478,303

		20,478,303
PACKAGING & CONTAINERS – 1.26%
Consol Ltd.	342,570	584,678
Nampak Ltd.	629,519	1,569,715

		2,154,393
REAL ESTATE – 0.53%
Allan Gray Property Trust	1,165,688	902,690

		902,690
RETAIL – 7.52%
Edgars Consolidated Stores Ltd.	517,180	2,427,003
Ellerine Holdings Ltd.	117,838	1,085,896
Foschini Ltd.	218,120	1,532,000
JD Group Ltd.	178,220	1,995,633
Massmart Holdings Ltd.	206,112	1,600,885
Pick’n Pay Stores Ltd.	241,414	990,819
Truworths International Ltd.	492,138	1,524,414
Woolworths Holdings Ltd.	851,276	1,694,180

		12,850,830
TELECOMMUNICATIONS – 10.15%
MTN Group Ltd.	1,426,938	11,933,969
Telkom South Africa Ltd.	267,368	5,424,588

		17,358,557

TRANSPORTATION – 0.85%
Grindrod Ltd.	360,430	667,075
Super Group Ltd.	466,070	779,580

		1,446,655

TOTAL COMMON STOCKS (Cost: $111,415,313)		170,701,197
SHORT-TERM INVESTMENTS – 0.00%
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(2)(3)	5,790	5,790

		5,790

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,790)		5,790

TOTAL INVESTMENTS IN SECURITIES – 99.86% (Cost: $111,421,103)		170,706,987
Other Assets, Less Liabilities – 0.14%		239,801

NET ASSETS – 100.00%		$170,946,788

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 97.95%
ADVERTISING – 0.44%
Cheil Communications Inc.(1)	21,040	$4,753,594

		4,753,594
AEROSPACE & DEFENSE – 0.23%
Hanjin Heavy Industries & Construction Co. Ltd.(1)	110,460	2,436,853

		2,436,853
AGRICULTURE – 1.71%
KT&G Corp.	415,540	18,455,042

		18,455,042
AIRLINES – 0.39%
Korean Air Co. Ltd.	157,800	4,191,205

		4,191,205
AUTO MANUFACTURERS – 6.68%
Hyundai Motor Co. Ltd.(1)	662,760	54,893,330
Kia Motors Corp.	715,360	17,096,654

		71,989,984
AUTO PARTS & EQUIPMENT – 2.30%
Hankook Tire Co. Ltd.	441,840	5,343,977
Hyundai Mobis	231,446	19,438,329

		24,782,306
BANKS – 10.97%
Daegu Bank	468,140	6,817,133
Hana Bank(2)	470,123	19,469,051
Kookmin Bank	1,283,449	84,445,604
Korea Exchange Bank(3)	441,840	5,600,488
Pusan Bank	147,280	1,809,827

		118,142,103
BEVERAGES – 0.43%
Hite Brewery Co. Ltd.(1)	31,560	4,611,089

		4,611,089
CHEMICALS – 2.21%
Hanwha Chemical Corp.(1)	178,840	1,912,126
Honam Petrochemical Corp.	57,860	2,804,824
KCC Corp.	26,300	5,980,165
LG Chem Ltd.	184,100	9,351,959
LG Petrochemical Co. Ltd.	110,460	2,923,155
Samsung Fine Chemicals Co. Ltd.(1)	26,300	825,772

		23,798,001

COMMERCIAL SERVICES – 0.57%
S1 Corp.	147,280	6,106,384

		6,106,384
COMPUTERS – 0.00%
Trigem Computer Inc.(2)(3)	7	0

		0
COSMETICS & PERSONAL CARE – 0.64%
Amorepacific Corp.(1)	21,040	6,860,648

		6,860,648
DISTRIBUTION & WHOLESALE – 1.27%
Hyosung Corp.	5	75
LG International Corp.	142,020	2,652,139
Samsung Corp.(1)	573,340	11,039,638

		13,691,852
DIVERSIFIED FINANCIAL SERVICES – 7.01%
Daewoo Securities Co. Ltd.(1)(3)	331,380	5,098,154
Daishin Securities Co. Ltd.	136,760	2,752,403
Hyundai Securities Co. Ltd.(1)(3)	499,700	6,116,309
Korea Investment Holdings Co. Ltd.	120,985	4,132,337
Samsung Securities Co.(1)	220,920	11,820,877
Shinhan Financial Group Ltd.	946,800	36,644,412
Woori Investment & Securities Co.(1)	426,060	9,007,655

		75,572,147
ELECTRIC – 3.20%
Korea Electric Power Corp.	1,025,700	34,487,736

		34,487,736
ELECTRICAL COMPONENTS & EQUIPMENT – 25.38%
LG Electronics Inc.(1)	441,846	33,603,382
LS Cable Ltd.	78,900	2,271,190
Samsung Electronics Co. Ltd.	410,620	237,591,447

		273,466,019
ELECTRONICS – 5.18%
Daeduck Electronics Co. Ltd.	573,341	5,092,666
LG.Philips LCD Co. Ltd.(1)(3)	362,940	15,925,814
Samsung Electro-Mechanics Co. Ltd.(1)	483,920	16,154,078
Samsung SDI Co. Ltd.	178,840	18,688,650

		55,861,208
ENGINEERING & CONSTRUCTION – 2.31%
Daelim Industrial Co. Ltd.(1)	105,200	6,921,722
Daewoo Engineering & Construction Co. Ltd.(1)	489,180	6,295,205
GS Engineering & Construction Corp.	120,980	5,852,927
Hyundai Engineering & Construction Co. Inc.(1)(3)	147,280	5,835,623

		24,905,477
FOOD – 1.07%
CJ Corp.	73,640	7,374,688
Nong Shim Co. Ltd.	15,782	4,145,924

		11,520,612
HOLDING COMPANIES - DIVERSIFIED – 0.00%
GS Holdings Corp.	2	46
LG Corp.	3	82

		128

HOME BUILDERS – 0.79%
Hyundai Development Co.	199,880	8,470,967

		8,470,967
HOUSEHOLD PRODUCTS & WARES – 0.25%
LG Household & Health Care Ltd.	47,340	2,716,267

		2,716,267
INSURANCE – 1.59%
Samsung Fire & Marine Insurance Co. Ltd.	163,060	17,118,539

		17,118,539
INTERNET – 1.90%
Daum Communications Corp.(3)	52,604	1,748,377
NCsoft Corp.(3)	63,124	5,289,345
NHN Corp.(3)	56,808	13,411,855

		20,449,577
IRON & STEEL – 5.44%
Dongkuk Steel Mill Co. Ltd.	94,680	1,612,354
POSCO	284,040	57,027,866

		58,640,220
LODGING – 0.84%
Kangwon Land Inc.	457,622	9,077,166

		9,077,166
MACHINERY- DIVERSIFIED – 0.37%
Doosan Infracore Co. Ltd.(1)	273,520	3,983,044

		3,983,044
MANUFACTURING – 0.44%
Cheil Industries Inc.	168,320	4,682,342

		4,682,342
MINING – 0.05%
Poongsan Corp.(1)	36,820	520,147

		520,147
OIL & GAS – 3.23%
SK Corp.(1)	415,540	21,711,814
S-Oil Corp.(1)	178,840	13,116,664

		34,828,478
PHARMACEUTICALS – 0.36%
Dong-A Pharmaceutical Co. Ltd.	9	782
YuHan Corp.	21,048	3,838,943

		3,839,725
RETAIL – 2.65%
Hyundai Department Store Co. Ltd.	63,120	4,647,733
Shinsegae Co. Ltd.	57,860	23,933,382

		28,581,115
SHIPBUILDING – 3.57%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	410,280	9,547,396
Hyundai Heavy Industries Co. Ltd.	205,140	14,489,811
Hyundai Mipo Dockyard	52,600	3,328,534
Samsung Heavy Industries Co. Ltd.	757,440	11,139,901

		38,505,642

TELECOMMUNICATIONS – 4.09%
KT Corp.	324,850	13,311,464
KT Corp. ADR	315,600	6,895,860
SK Telecom Co. Ltd.	120,380	22,654,969
SK Telecom Co. Ltd. ADR	58,386	1,220,267

		44,082,560
TRANSPORTATION – 0.39%
Hanjin Shipping Co. Ltd.(1)	194,620	4,199,348

		4,199,348

TOTAL COMMON STOCKS (Cost: $706,293,855)		1,055,327,525
PREFERRED STOCKS – 1.88%
AUTO MANUFACTURERS – 0.78%
Hyundai Motor Co. Ltd.	147,280	8,479,110

		8,479,110
ELECTRICAL COMPONENTS & EQUIPMENT – 1.10%
LG Electronics Inc.	194,620	9,528,565
Samsung Electronics Co. Ltd.	5,260	2,295,365

		11,823,930

TOTAL PREFERRED STOCKS (Cost: $13,939,592)		20,303,040

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 12.38%
CERTIFICATES OF DEPOSIT(4) – 1.23%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$295,621	$295,621
Bank of Nova Scotia
4.02%, 01/03/06	236,497	236,501
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	532,119	532,112
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	2,364,972	2,364,971
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	1,596,356	1,596,311
First Tennessee Bank
4.18%, 01/26/06	91,643	91,631
Fortis Bank NY
3.83% - 3.84%, 01/25/06	886,864	886,867
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	1,537,232	1,537,232
Nordea Bank PLC
4.03%, 10/02/06	354,746	354,676
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	886,864	886,751

Societe Generale
4.15%, 03/30/06	502,557	502,501
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	1,034,675	1,034,714
UBS AG
3.40%, 12/15/05	236,497	236,498
Unicredito Italiano SpA
3.80%, 06/14/06	768,616	768,470
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	1,070,150	1,070,145
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	886,864	886,874

		13,281,875
COMMERCIAL PAPER(4) – 2.86%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	591,243	583,094
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	472,994	472,664
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	443,432	443,432
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	286,853	285,323
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	2,010,226	2,000,395
CC USA Inc.
4.23%, 04/21/06	177,373	174,434
Charta LLC
4.25%, 01/26/06	443,432	440,501
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	702,101	698,847
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	2,175,774	2,160,150
Descartes Funding Trust
4.12%, 11/15/06(5)	266,059	266,059
Dorada Finance Inc.
3.76%, 01/26/06	59,124	58,778
Edison Asset Securitization LLC
4.37%, 05/08/06	295,621	289,952
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	1,795,150	1,793,849
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	589,085	586,259
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	1,537,232	1,532,162
Galaxy Funding Inc.
4.23%, 04/18/06	169,687	166,935
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	591,243	588,884
General Electric Capital Corp.
3.98%, 12/13/05	591,243	590,460
General Electric Co.
3.98%, 12/30/05	295,621	294,674
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	2,953,193	2,942,771
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	561,681	559,258
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	1,714,605	1,703,678

HSBC PLC
3.88%, 02/03/06	177,373	176,149
Jupiter Securitization Corp.
4.23%, 01/24/06	206,935	205,622
Liberty Street Funding Corp.
4.23%, 01/04/06	236,497	235,552
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	1,235,698	1,233,238
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	472,994	471,043
Nordea North America Inc.
4.16%, 04/04/06	620,805	611,909
Park Avenue Receivables Corp.
4.03%, 12/08/05	540,065	539,642
Park Granada LLC
4.05%, 12/08/05	591,243	590,777
Park Sienna LLC
4.07%, 12/01/05	275,862	275,862
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	813,408	812,836
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	591,243	586,234
Sedna Finance Inc.
3.92%, 02/21/06	147,811	146,491
Sigma Finance Inc.
4.16%, 04/06/06	354,746	349,581
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	1,899,841	1,890,189
Sydney Capital Corp.
3.98%, 12/13/05	89,337	89,218
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	158,560	157,926
Three Pillars Funding Corp.
4.03%, 01/17/06	285,931	284,427
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	354,746	354,447
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	2,701,756	2,687,914
Variable Funding Capital Corp.
4.02%, 12/05/05	447,642	447,442

		30,779,058
LOAN PARTICIPATIONS(4) – 0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	295,621	295,621

		295,621
MEDIUM-TERM NOTES(4) – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06(5)	183,285	183,274
K2 USA LLC
3.94%, 07/07/06(5)	354,746	354,735
US Bank N.A.
2.85%, 11/15/06	118,249	116,168

		654,177

MONEY MARKET FUNDS – 0.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(6)(7)	3,585,816	3,585,816

		3,585,816
REPURCHASE AGREEMENTS(4) – 2.32%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $7,302,668 and effective yields of 4.03% to 4.05%.(8)	7,301,850	7,301,850
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $8,573,983 and an effective yield of 4.03%.(8)	8,573,023	8,573,023
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $2,956,545 and an effective yield of 4.02%.(8)	2,956,215	2,956,215
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $1,478,272 and an effective yield of 4.02%.(8)	1,478,107	1,478,107
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $1,478,275 and an effective yield of 4.08%.(9)	1,478,107	1,478,107
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $3,252,200 and effective yields of 4.02% to 4.10%.(8)	3,251,836	3,251,836

		25,039,138
TIME DEPOSITS(4) – 0.65%
Deutsche Bank AG
4.04%, 12/01/05	2,269,929	2,269,929
KBC Groupe SA
4.05%, 12/01/05	1,773,729	1,773,729
Societe Generale
4.04%, 12/01/05	2,956,215	2,956,215

		6,999,873
VARIABLE & FLOATING RATE NOTES(4) – 4.90%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(5)	2,078,219	2,078,771
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	2,276,285	2,276,273
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	975,551	975,551
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	325,184	325,364
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(5)	1,921,540	1,922,523
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(5)	384,308	384,308
Bank of America N.A.
4.06%, 08/10/06	2,956,215	2,956,215
Bank of Ireland
4.13%, 11/17/06(5)	591,243	591,243
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(5)	1,472,195	1,472,124
BMW US Capital LLC
4.09%, 12/15/06(5)	591,243	591,243
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(5)	1,590,443	1,590,399
Commodore CDO Ltd.
3.91%, 06/13/06(5)	147,811	147,811

DEPFA Bank PLC
3.88%, 09/15/06	591,243	591,243
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(5)	940,076	940,102
Eli Lilly Services Inc.
4.06%, 09/01/06(5)	591,243	591,243
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	591,243	591,239
Fifth Third Bancorp
4.15%, 11/22/06(5)	1,182,486	1,182,486
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(5)	413,870	413,873
General Electric Capital Corp.
4.19%, 10/06/06	266,059	266,265
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	443,432	443,432
Hartford Life Global Funding Trust
4.11%, 12/15/06	591,243	591,243
HBOS Treasury Services PLC
4.01%, 07/24/06(5)	591,243	591,243
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	502,556	502,698
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(5)	1,714,605	1,714,537
Leafs LLC
4.16%, 01/20/06 - 02/21/06(5)	620,080	620,081
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(5)	2,010,226	2,010,343
Lothian Mortgages PLC
4.18%, 01/24/06(5)	295,621	295,621
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	916,427	916,585
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(5)	1,767,816	1,768,901
Mound Financing PLC
4.05%, 11/08/06(5)	1,182,486	1,182,486
Natexis Banques Populaires
4.10%, 10/16/06(5)	443,432	443,432
National City Bank (Ohio)
4.03%, 01/06/06	295,621	295,613
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(5)	2,187,599	2,187,710
Nordea Bank AB
4.10%, 08/11/06(5)	1,034,675	1,034,675
Northern Rock PLC
4.10%, 11/03/06(5)	709,492	709,518
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(5)	1,608,181	1,608,181
Pfizer Investment Capital PLC
4.08%, 12/15/06(5)	1,478,107	1,478,107
Principal Life Income Funding Trusts
4.29%, 05/10/06	443,432	443,442
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(5)	502,556	502,548
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(5)	1,838,766	1,838,737
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(5)	591,243	591,243
Societe Generale
4.06%, 11/24/06(5)	413,870	413,870

Strips III LLC
4.24%, 07/24/06(5)(10)	162,827	162,827
SunTrust Bank
4.19%, 04/28/06	886,864	886,864
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(5)	1,318,472	1,318,366
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	1,300,734	1,300,706
Union Hamilton Special Funding LLC
4.00%, 03/28/06	591,243	591,243
US Bank N.A.
4.14%, 09/29/06	266,059	266,002
Variable Funding Capital Corp.
4.07%, 02/16/06	1,034,675	1,034,675
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(5)	1,266,844	1,266,845
Wells Fargo & Co.
4.11%, 09/15/06(5)	295,621	295,644
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(5)	1,034,675	1,034,625
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(5)	1,212,048	1,212,028
Winston Funding Ltd.
4.26%, 01/23/06	422,147	422,147
World Savings Bank
4.04%, 03/09/06	886,864	886,851

		52,751,345

TOTAL SHORT-TERM INVESTMENTS (Cost: $133,386,903)		133,386,903

TOTAL INVESTMENTS IN SECURITIES – 112.21% (Cost: $853,620,350)		1,209,017,468
Other Assets, Less Liabilities – (12.21)%		(131,541,680)

NET ASSETS – 100.00%		$1,077,475,788

ADR	- American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	Non-income earning security.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.

(9)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(10)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.82%
ADVERTISING – 0.47%
Telefonica Publicidad e Informacion SA	39,825	$319,741

		319,741
AGRICULTURE – 3.50%
Altadis SA	56,225	2,377,033

		2,377,033
AIRLINES – 0.34%
Iberia Lineas Aereas de Espana SA(1)	89,575	229,162

		229,162
BANKS – 36.73%
Banco Bilbao Vizcaya Argentaria SA	510,225	9,034,977
Banco Popular Espanol SA(1)	237,525	2,870,309
Banco Santander Central Hispano SA	965,075	12,287,972
Bankinter SA(1)	13,325	734,105

		24,927,363
BIOTECHNOLOGY – 0.38%
Zeltia SA(1)	35,175	255,867

		255,867
BUILDING MATERIALS – 0.10%
Uralita SA	15,750	71,117

		71,117
COMMERCIAL SERVICES – 2.91%
Abertis Infraestructuras SA(1)	59,113	1,567,357
Cintra Concesiones de Infraestructuras de Transporte SA(2)	33,250	406,113

		1,973,470
COMPUTERS – 0.82%
Indra Sistemas SA	28,275	558,358

		558,358
ELECTRIC – 12.46%
Endesa SA	128,350	3,348,672
Iberdrola SA(1)	126,300	3,327,946
Union Fenosa SA	48,250	1,782,186

		8,458,804
ENERGY - ALTERNATE SOURCES – 0.63%
Gamesa Corporacion Tecnologica SA	30,425	426,848

		426,848

ENGINEERING & CONSTRUCTION – 5.76%
Acciona SA(1)	5,850	647,960
Actividades de Construcciones y Servicios SA	60,700	1,753,275
Fomento de Construcciones y Contratas SA	13,425	744,046
Grupo Ferrovial SA	10,950	762,952

		3,908,233
FOOD – 0.98%
Ebro Puleva SA	26,082	461,241
Viscofan SA	17,600	200,855

		662,096
FOREST PRODUCTS & PAPER – 0.40%
Grupo Empresarial ENCE SA	8,925	273,575

		273,575
GAS – 2.03%
Gas Natural SDG SA	50,575	1,380,924

		1,380,924
INSURANCE – 1.13%
Corporacion Mapfre SA(1)	45,725	768,182

		768,182
IRON & STEEL – 0.95%
Acerinox SA(1)	48,700	648,214

		648,214
LODGING – 0.57%
NH Hoteles SA	25,575	386,243

		386,243
MEDIA – 1.42%
Antena 3 de Television SA(1)	12,550	275,646
Promotora de Informaciones SA(1)	25,425	438,232
Sogecable SA(1)(2)	6,172	247,400

		961,278
OIL & GAS – 4.70%
Repsol YPF SA	108,300	3,193,284

		3,193,284
PHARMACEUTICALS – 0.75%
FAES FARMA SA(1)	26,275	507,092

		507,092
REAL ESTATE – 2.61%
Inmobiliaria Colonial SA	5,850	322,221
Metrovacesa SA(1)	10,933	698,609
Sacyr Vallehermoso SA(1)	29,392	748,130

		1,768,960
RETAIL – 2.14%
Inditex SA	49,325	1,450,885

		1,450,885
TELECOMMUNICATIONS – 17.10%
Telefonica SA	783,700	11,604,725

		11,604,725
WATER – 0.94%
Sociedad General de Aguas de Barcelona SA	276	6,329
Sociedad General de Aguas de Barcelona SA Class B(1)	27,550	631,737

		638,066

TOTAL COMMON STOCKS (Cost: $53,188,645)		67,749,520

SHORT-TERM INVESTMENTS – 13.17%
CERTIFICATES OF DEPOSIT(3) – 1.35%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	20,340	20,340
Bank of Nova Scotia
4.02%, 01/03/06	16,271	16,276
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	36,610	36,610
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	162,712	162,712
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	109,831	109,828
First Tennessee Bank
4.18%, 01/26/06	6,305	6,304
Fortis Bank NY
3.83% - 3.84%, 01/25/06	61,017	61,017
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	105,763	105,763
Nordea Bank PLC
4.03%, 10/02/06	24,407	24,402
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	61,017	61,009
Societe Generale
4.15%, 03/30/06	34,576	34,572
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	71,186	71,189
UBS AG
3.40%, 12/15/05	16,271	16,271
Unicredito Italiano SpA
3.80%, 06/14/06	52,881	52,871
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	73,627	73,627
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	61,017	61,018

		913,809
COMMERCIAL PAPER(3) – 3.12%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	40,678	40,117
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	32,542	32,520
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	30,508	30,508
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	19,736	19,630
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	138,305	137,629

CC USA Inc.
4.23%, 04/21/06	12,203	12,001
Charta LLC
4.25%, 01/26/06	30,508	30,307
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	48,305	48,081
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	149,695	148,620
Descartes Funding Trust
4.12%, 11/15/06(4)	18,305	18,305
Dorada Finance Inc.
3.76%, 01/26/06	4,068	4,044
Edison Asset Securitization LLC
4.37%, 05/08/06	20,339	19,949
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	123,508	123,418
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	40,530	40,336
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	105,763	105,413
Galaxy Funding Inc.
4.23%, 04/18/06	11,675	11,485
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	40,678	40,516
General Electric Capital Corp.
3.98%, 12/13/05	40,678	40,624
General Electric Co.
3.98%, 12/30/05	20,339	20,274
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	203,182	202,466
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	38,644	38,478
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	117,966	117,214
HSBC PLC
3.88%, 02/03/06	12,203	12,119
Jupiter Securitization Corp.
4.23%, 01/24/06	14,237	14,147
Liberty Street Funding Corp.
4.23%, 01/04/06	16,271	16,206
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	85,017	84,848
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	32,542	32,408
Nordea North America Inc.
4.16%, 04/04/06	42,712	42,100
Park Avenue Receivables Corp.
4.03%, 12/08/05	37,157	37,128
Park Granada LLC
4.05%, 12/08/05	40,678	40,646
Park Sienna LLC
4.07%, 12/01/05	18,980	18,980
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	55,963	55,924
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	40,678	40,333
Sedna Finance Inc.
3.92%, 02/21/06	10,169	10,079
Sigma Finance Inc.
4.16%, 04/06/06	24,407	24,051

Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	130,711	130,046
Sydney Capital Corp.
3.98%, 12/13/05	6,146	6,138
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	10,909	10,865
Three Pillars Funding Corp.
4.03%, 01/17/06	19,672	19,569
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	24,407	24,386
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	185,883	184,930
Variable Funding Capital Corp.
4.02%, 12/05/05	30,798	30,784

		2,117,622
LOAN PARTICIPATIONS(3) – 0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	20,339	20,339

		20,339
MEDIUM-TERM NOTES(3) – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06(4)	12,610	12,609
K2 USA LLC
3.94%, 07/07/06(4)	24,407	24,406
US Bank N.A.
2.85%, 11/15/06	8,136	7,992

		45,007
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	5,910	5,910

		5,910
REPURCHASE AGREEMENTS(3) – 2.54%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $502,429 and effective yields of 4.03% to 4.05%.(7)	502,373	502,373
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $589,897 and an effective yield of 4.03%.(7)	589,831	589,831
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $203,413 and an effective yield of 4.02%.(7)	203,390	203,390
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $101,706 and an effective yield of 4.02%.(7)	101,695	101,695
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $101,707 and an effective yield of 4.08%.(8)	101,695	101,695
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $223,754 and effective yields of 4.02% to 4.10%.(7)	223,729	223,729

		1,722,713

TIME DEPOSITS(3) – 0.71%
Deutsche Bank AG
4.04%, 12/01/05	156,173	156,173
KBC Groupe SA
4.05%, 12/01/05	122,034	122,034
Societe Generale
4.04%, 12/01/05	203,390	203,390

		481,597
VARIABLE & FLOATING RATE NOTES(3) – 5.35%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	142,983	143,020
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	156,610	156,608
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	67,119	67,118
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	22,373	22,385
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	132,203	132,271
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	26,441	26,441
Bank of America N.A.
4.06%, 08/10/06	203,390	203,390
Bank of Ireland
4.13%, 11/17/06(4)	40,678	40,678
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	101,288	101,283
BMW US Capital LLC
4.09%, 12/15/06(4)	40,678	40,678
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	109,424	109,422
Commodore CDO Ltd.
3.91%, 06/13/06(4)	10,169	10,169
DEPFA Bank PLC
3.88%, 09/15/06	40,678	40,678
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	64,678	64,680
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	40,678	40,678
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	40,678	40,678
Fifth Third Bancorp
4.15%, 11/22/06(4)	81,356	81,356
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	28,475	28,475
General Electric Capital Corp.
4.19%, 10/06/06	18,305	18,319
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	30,508	30,508
Hartford Life Global Funding Trust
4.11%, 12/15/06	40,678	40,678
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	40,678	40,678
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	34,576	34,586
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	117,966	117,961

Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	42,662	42,662
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	138,305	138,314
Lothian Mortgages PLC
4.18%, 01/24/06(4)	20,339	20,339
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	63,051	63,062
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	121,627	121,702
Mound Financing PLC
4.05%, 11/08/06(4)	81,356	81,356
Natexis Banques Populaires
4.10%, 10/16/06(4)	30,508	30,508
National City Bank (Ohio)
4.03%, 01/06/06	20,339	20,338
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	150,509	150,516
Nordea Bank AB
4.10%, 08/11/06(4)	71,186	71,186
Northern Rock PLC
4.10%, 11/03/06(4)	48,814	48,815
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	110,644	110,643
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	101,695	101,695
Principal Life Income Funding Trusts
4.29%, 05/10/06	30,508	30,509
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	34,576	34,575
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	126,509	126,507
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	40,678	40,678
Societe Generale
4.06%, 11/24/06(4)	28,475	28,475
Strips III LLC
4.24%, 07/24/06(4)(9)	11,203	11,203
SunTrust Bank
4.19%, 04/28/06	61,017	61,017
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	90,712	90,706
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	89,492	89,490
Union Hamilton Special Funding LLC
4.00%, 03/28/06	40,678	40,678
US Bank N.A.
4.14%, 09/29/06	18,305	18,301
Variable Funding Capital Corp.
4.07%, 02/16/06	71,186	71,186
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	87,160	87,160
Wells Fargo & Co.
4.11%, 09/15/06(4)	20,339	20,341
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	71,186	71,183
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	83,390	83,388
Winston Funding Ltd.
4.26%, 01/23/06	29,044	29,044
World Savings Bank
4.04%, 03/09/06	61,017	61,016

		3,629,331

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,936,328)	8,936,328

TOTAL INVESTMENTS IN SECURITIES – 112.99% (Cost: $62,124,973)	76,685,848
Other Assets, Less Liabilities – (12.99)%	(8,818,292)

NET ASSETS – 100.00%	$67,867,556

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.98%
AGRICULTURE – 1.63%
Swedish Match AB	89,817	$1,028,379

		1,028,379
AIRLINES – 0.37%
SAS AB(1)	20,475	233,799

		233,799
AUTO MANUFACTURERS – 7.26%
Scania AB Class B(2)	26,286	911,036
Volvo AB Class A	26,247	1,089,997
Volvo AB Class B(2)	60,216	2,578,939

		4,579,972
BANKS – 18.22%
Nordea Bank AB	598,806	5,837,002
Skandinaviska Enskilda Banken AB Class A	130,533	2,455,936
Svenska Handelsbanken AB Class A(2)	143,871	3,196,619

		11,489,557
COMMERCIAL SERVICES – 1.99%
Securitas AB Class B	81,822	1,255,871

		1,255,871
COMPUTERS – 0.42%
WM-Data AB Class B	87,360	264,930

		264,930
COSMETICS & PERSONAL CARE – 0.34%
Oriflame Cosmetics SA SDR	8,229	216,451

		216,451
DIVERSIFIED FINANCIAL SERVICES – 0.71%
D Carnegie AB	12,012	168,758
OMHEX AB(1)(2)	21,294	276,758

		445,516
ENGINEERING & CONSTRUCTION – 2.46%
Skanska AB Class B(2)	103,818	1,548,506

		1,548,506
FOOD – 0.34%
Axfood AB	8,229	214,923

		214,923
FOREST PRODUCTS & PAPER – 3.97%
Billerud AB(2)	14,742	174,722
Holmen AB Class B(2)	14,625	458,004

Svenska Cellulosa AB Class B(2)	53,859	1,873,345

		2,506,071
HAND & MACHINE TOOLS – 4.18%
Sandvik AB	55,809	2,638,887

		2,638,887
HEALTH CARE - PRODUCTS – 2.76%
Elekta AB Class B	24,219	364,238
Gambro AB Class A	48,555	479,311
Gambro AB Class B	26,052	257,173
Getinge AB Class B(2)	49,842	641,626

		1,742,348
HEALTH CARE - SERVICES – 0.62%
Capio AB(1)	22,230	392,110

		392,110
HOME FURNISHINGS – 2.90%
Electrolux AB Series B	78,702	1,831,457

		1,831,457
INSURANCE – 2.47%
Skandia Forsakrings AB	283,569	1,554,947

		1,554,947
IRON & STEEL – 1.02%
Svenskt Stal AB Class A	13,962	449,339
Svenskt Stal AB Class B	6,552	193,832

		643,171
MACHINERY – 4.60%
Atlas Copco AB Class A(2)	92,898	1,862,836
Atlas Copco AB Class B	57,876	1,035,189

		2,898,025
MANUFACTURING – 1.40%
Alfa Laval AB	26,442	526,955
Trelleborg AB Class B(2)	21,411	355,136

		882,091
MEDIA – 1.63%
Eniro AB(2)	43,758	476,643
Modern Times Group AB Class B(1)	14,118	547,853

		1,024,496
METAL FABRICATE & HARDWARE – 4.41%
Assa Abloy AB Class B	81,549	1,206,257
Hoganas AB Class B(2)	7,332	150,655
SKF AB(2)	109,200	1,426,029

		2,782,941
OIL & GAS – 0.75%
Lundin Petroleum AB(1)	46,059	470,350

		470,350
REAL ESTATE – 1.92%
Castellum AB	10,725	390,299
Fabege AB(2)	21,294	359,785
Kungsleden AB	12,558	365,293
Wihlborgs Fastigheter AB(1)(2)	4,251	93,662

		1,209,039

RETAIL – 6.52%
Hennes & Mauritz AB Class B(2)	131,352	4,113,489

		4,113,489
SOFTWARE – 0.24%
Telelogic AB(1)	64,467	153,212

		153,212
TELECOMMUNICATIONS – 26.85%
Tele2 AB Class B(2)	87,711	890,269
Telefonaktiebolaget LM Ericsson Class B	4,101,942	13,404,375
TeliaSonera AB(2)	517,491	2,639,084

		16,933,728

TOTAL COMMON STOCKS (Cost: $50,777,520)		63,054,266

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 10.28%
CERTIFICATES OF DEPOSIT(3) – 1.05%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$14,748	$14,748
Bank of Nova Scotia
4.02%, 01/03/06	11,799	11,798
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	26,547	26,546
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	117,985	117,985
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	79,640	79,638
First Tennessee Bank
4.18%, 01/26/06	4,572	4,571
Fortis Bank NY
3.83% - 3.84%, 01/25/06	44,244	44,244
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	76,690	76,690
Nordea Bank PLC
4.03%, 10/02/06	17,698	17,694
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	44,244	44,239
Societe Generale
4.15%, 03/30/06	25,072	25,069
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	51,618	51,620
UBS AG
3.40%, 12/15/05	11,799	11,799
Unicredito Italiano SpA
3.80%, 06/14/06	38,345	38,338
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	53,388	53,387
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	44,244	44,245

		662,611

COMMERCIAL PAPER(3) – 2.44%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	29,496	29,089
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	23,597	23,581
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	22,122	22,122
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	14,311	14,235
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	100,287	99,797
CC USA Inc.
4.23%, 04/21/06	8,849	8,702
Charta LLC
4.25%, 01/26/06	22,122	21,976
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	35,027	34,865
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	108,546	107,767
Descartes Funding Trust
4.12%, 11/15/06(4)	13,273	13,273
Dorada Finance Inc.
3.76%, 01/26/06	2,950	2,932
Edison Asset Securitization LLC
4.37%, 05/08/06	14,748	14,465
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	89,557	89,492
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	29,389	29,248
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	76,690	76,438
Galaxy Funding Inc.
4.23%, 04/18/06	8,465	8,328
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	29,496	29,379
General Electric Capital Corp.
3.98%, 12/13/05	29,496	29,457
General Electric Co.
3.98%, 12/30/05	14,748	14,701
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	147,331	146,820
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	28,021	27,900
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	85,539	84,994
HSBC PLC
3.88%, 02/03/06	8,849	8,788
Jupiter Securitization Corp.
4.23%, 01/24/06	10,324	10,258
Liberty Street Funding Corp.
4.23%, 01/04/06	11,799	11,751
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	61,647	61,524
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	23,597	23,499
Nordea North America Inc.
4.16%, 04/04/06	30,971	30,527
Park Avenue Receivables Corp.
4.03%, 12/08/05	26,943	26,922

Park Granada LLC
4.05%, 12/08/05	29,496	29,473
Park Sienna LLC
4.07%, 12/01/05	13,762	13,762
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	40,580	40,551
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	29,496	29,246
Sedna Finance Inc.
3.92%, 02/21/06	7,374	7,308
Sigma Finance Inc.
4.16%, 04/06/06	17,698	17,440
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	94,780	94,299
Sydney Capital Corp.
3.98%, 12/13/05	4,457	4,451
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	7,910	7,879
Three Pillars Funding Corp.
4.03%, 01/17/06	14,265	14,190
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	17,698	17,683
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	134,787	134,096
Variable Funding Capital Corp.
4.02%, 12/05/05	22,332	22,322

		1,535,530
LOAN PARTICIPATIONS(3) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	14,748	14,748

		14,748
MEDIUM - TERM NOTES(3) – 0.05%
Dorada Finance Inc.
3.93%, 07/07/06(4)	9,144	9,143
K2 USA LLC
3.94%, 07/07/06 (4)	17,698	17,697
US Bank N.A.
2.85%, 11/15/06	5,899	5,795

		32,635
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	4,885	4,885

		4,885
REPURCHASE AGREEMENTS(3) – 1.98%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $364,320 and effective yields of 4.03% to 4.05%.(7)	364,279	364,279
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $427,743 and an effective yield of 4.03%.(7)	427,695	427,695

Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $147,497 and an effective yield of 4.02%.(7)	147,481	147,481
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $73,749 and an effective yield of 4.02%.(7)	73,741	73,741
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $73,749 and an effective yield of 4.08%.(8)	73,741	73,741
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $162,247 and effective yields of 4.02% to 4.10%.(7)	162,229	162,229

		1,249,166
TIME DEPOSITS(3) – 0.56%
Deutsche Bank AG
4.04%, 12/01/05	113,244	113,244
KBC Groupe SA
4.05%, 12/01/05	88,489	88,489
Societe Generale
4.04%, 12/01/05	147,481	147,481

		349,214
VARIABLE & FLOATING RATE NOTES(3) – 4.17%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	103,679	103,707
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	113,561	113,559
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	48,669	48,668
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	16,223	16,232
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	95,863	95,912
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	19,173	19,173
Bank of America N.A.
4.06%, 08/10/06	147,481	147,481
Bank of Ireland
4.13%, 11/17/06(4)	29,496	29,496
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	73,446	73,442
BMW US Capital LLC
4.09%, 12/15/06(4)	29,496	29,496
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	79,345	79,342
Commodore CDO Ltd.
3.91%, 06/13/06(4)	7,374	7,374
DEPFA Bank PLC
3.88%, 09/15/06	29,496	29,496
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	46,899	46,901
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	29,496	29,496
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	29,496	29,496
Fifth Third Bancorp
4.15%, 11/22/06(4)	58,993	58,993

Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	20,647	20,648
General Electric Capital Corp.
4.19%, 10/06/06	13,273	13,284
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	22,122	22,122
Hartford Life Global Funding Trust
4.11%, 12/15/06	29,496	29,496
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	29,496	29,496
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	25,072	25,079
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	85,539	85,536
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	30,935	30,935
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	100,287	100,293
Lothian Mortgages PLC
4.18%, 01/24/06(4)	14,748	14,748
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	45,719	45,727
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	88,194	88,248
Mound Financing PLC
4.05%, 11/08/06(4)	58,993	58,993
Natexis Banques Populaires
4.10%, 10/16/06(4)	22,122	22,122
National City Bank (Ohio)
4.03%, 01/06/06	14,748	14,748
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	109,136	109,142
Nordea Bank AB
4.10%, 08/11/06(4)	51,618	51,618
Northern Rock PLC
4.10%, 11/03/06(4)	35,396	35,397
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	80,230	80,230
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	73,741	73,741
Principal Life Income Funding Trusts
4.29%, 05/10/06	22,122	22,123
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	25,072	25,071
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	91,733	91,732
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	29,496	29,496
Societe Generale
4.06%, 11/24/06(4)	20,647	20,647
Strips III LLC
4.24%, 07/24/06(4)(9)	8,123	8,123
SunTrust Bank
4.19%, 04/28/06	44,244	44,244
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	65,777	65,772
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	64,892	64,890
Union Hamilton Special Funding LLC
4.00%, 03/28/06	29,496	29,496
US Bank N.A.
4.14%, 09/29/06	13,273	13,270

Variable Funding Capital Corp.
4.07%, 02/16/06	51,618	51,618
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	63,201	63,201
Wells Fargo & Co.
4.11%, 09/15/06(4)	14,748	14,749
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	51,618	51,617
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	60,467	60,466
Winston Funding Ltd.
4.26%, 01/23/06	21,060	21,060
World Savings Bank
4.04%, 03/09/06	44,244	44,244

		2,631,686

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,480,475)		6,480,475

TOTAL INVESTMENTS IN SECURITIES – 110.26% (Cost: $57,257,995)		69,534,741
Other Assets, Less Liabilities – (10.26)%		(6,467,753)

NET ASSETS – 100.00%		$63,066,988

SDR - Swedish Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.74%
BANKS – 17.49%
Banque Cantonale Vaudoise	2,500	$671,281
Credit Suisse Group(1)	115,900	5,646,670
Julius Baer Holding AG	17,650	1,239,185
UBS AG Registered	132,000	12,179,363
Vontobel Holding AG Registered	30,412	902,193

		20,638,692
BUILDING MATERIALS – 3.59%
Geberit AG Registered	408	301,038
Holcim Ltd. Registered	60,671	3,938,896

		4,239,934
CHEMICALS – 7.32%
Ciba Specialty Chemicals AG Registered	27,704	1,627,912
Clariant AG Registered(2)	30,100	409,835
Givaudan SA Registered	4,553	2,900,496
Lonza Group AG Registered	7,802	442,132
Syngenta AG(2)	29,571	3,252,551

		8,632,926
COMMERCIAL SERVICES – 1.79%
Adecco SA Registered	21,367	975,180
SGS SA	1,400	1,134,142

		2,109,322
COMPUTERS – 0.57%
Logitech International SA(2)	14,604	668,741

		668,741
ENGINEERING & CONSTRUCTION – 2.52%
ABB Ltd.(2)	338,500	2,973,928

		2,973,928
FOOD – 12.63%
Nestle SA Registered(1)	50,250	14,907,009

		14,907,009
HAND & MACHINE TOOLS – 1.20%
Schindler Holding AG Participation Certificates	2,600	988,856
Schindler Holding AG Registered	1,100	426,730

		1,415,586
HEALTH CARE - PRODUCTS – 5.34%
Nobel Biocare Holding AG	9,750	2,221,219
Phonak Holding AG Registered	16,450	700,719
Straumann Holding AG Registered	2,669	578,607
Synthes Inc.	26,000	2,798,464

		6,299,009

INSURANCE – 8.99%
Swiss Reinsurance Co.	66,878	4,939,607
Zurich Financial Services AG(1)(2)	27,776	5,672,883

		10,612,490
LEISURE TIME – 0.02%
Kuoni Reisen Holding AG Registered(2)	51	19,785

		19,785
MACHINERY – 0.35%
Rieter Holding AG	717	206,158
SIG Holding AG	1,011	211,867

		418,025
MANUFACTURING – 0.37%
Sulzer AG Registered	900	434,717

		434,717
PHARMACEUTICALS – 27.41%
Novartis AG	316,750	16,588,626
Roche Holding AG Genusschein	90,471	13,598,349
Serono SA(1)	2,928	2,147,029

		32,334,004
REAL ESTATE – 0.73%
PSP Swiss Property AG(2)	20,300	864,717

		864,717
RETAIL – 6.27%
Compagnie Financiere Richemont AG Class A	109,900	4,347,013
Swatch Group (The) AG Class B(1)	10,859	1,569,399
Swatch Group (The) AG Registered	34,367	1,014,293
Valora Holding AG Registered(2)	2,550	461,450

		7,392,155
SEMICONDUCTORS – 0.31%
Micronas Semiconductor Holding AG(2)	2,765	90,439
Unaxis Holding AG Class R(1)(2)	1,950	274,259

		364,698
TELECOMMUNICATIONS – 2.26%
Kudelski SA Bearer(1)(2)	4,150	126,585
Swisscom AG Registered	8,112	2,540,688

		2,667,273
TRANSPORTATION – 0.58%
Kuehne & Nagel International AG Registered	2,550	683,737

		683,737

TOTAL COMMON STOCKS (Cost: $100,458,649)		117,676,748

SHORT-TERM INVESTMENTS – 4.32%
CERTIFICATES OF DEPOSIT(3) – 0.44%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	11,605	11,605
Bank of Nova Scotia
4.02%, 01/03/06	9,284	9,284
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	20,889	20,889
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	92,840	92,840
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	62,667	62,665
First Tennessee Bank
4.18%, 01/26/06	3,598	3,597
Fortis Bank NY
3.83% - 3.84%, 01/25/06	34,815	34,815
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	60,346	60,346
Nordea Bank PLC
4.03%, 10/02/06	13,926	13,923
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	34,815	34,810
Societe Generale
4.15%, 03/30/06	19,728	19,726
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	40,617	40,619
UBS AG
3.40%, 12/15/05	9,284	9,284
Unicredito Italiano SpA
3.80%, 06/14/06	30,173	30,167
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	42,010	42,010
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	34,815	34,815

		521,395
COMMERCIAL PAPER(3) – 1.02%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	23,210	22,890
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	18,568	18,555
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	17,407	17,407
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	11,261	11,201
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	78,914	78,528
CC USA Inc.
4.23%, 04/21/06	6,963	6,848
Charta LLC
4.25%, 01/26/06	17,407	17,292
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	27,562	27,434
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	85,412	84,800
Descartes Funding Trust
4.12%, 11/15/06(4)	10,444	10,444
Dorada Finance Inc.
3.76%, 01/26/06	2,321	2,307

Edison Asset Securitization LLC
4.37%, 05/08/06	11,605	11,382
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	70,471	70,420
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	23,125	23,014
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	60,346	60,147
Galaxy Funding Inc.
4.23%, 04/18/06	6,661	6,553
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	23,210	23,118
General Electric Capital Corp.
3.98%, 12/13/05	23,210	23,179
General Electric Co.
3.98%, 12/30/05	11,605	11,568
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	115,931	115,525
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	22,049	21,954
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	67,309	66,880
HSBC PLC
3.88%, 02/03/06	6,963	6,915
Jupiter Securitization Corp.
4.23%, 01/24/06	8,123	8,072
Liberty Street Funding Corp.
4.23%, 01/04/06	9,284	9,247
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	48,509	48,412
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	18,568	18,491
Nordea North America Inc.
4.16%, 04/04/06	24,370	24,021
Park Avenue Receivables Corp.
4.03%, 12/08/05	21,201	21,184
Park Granada LLC
4.05%, 12/08/05	23,210	23,192
Park Sienna LLC
4.07%, 12/01/05	10,829	10,829
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	31,931	31,909
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	23,210	23,013
Sedna Finance Inc.
3.92%, 02/21/06	5,802	5,751
Sigma Finance Inc.
4.16%, 04/06/06	13,926	13,723
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	74,580	74,201
Sydney Capital Corp.
3.98%, 12/13/05	3,507	3,502
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	6,224	6,200
Three Pillars Funding Corp.
4.03%, 01/17/06	11,225	11,165
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	13,926	13,914
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	106,060	105,517
Variable Funding Capital Corp.
4.02%, 12/05/05	17,573	17,565

		1,208,269

LOAN PARTICIPATIONS(3) – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	11,605	11,605

		11,605
MEDIUM-TERM NOTES(3) – 0.02%
Dorada Finance Inc.
3.93%, 07/07/06(4)	7,195	7,195
K2 USA LLC
3.94%, 07/07/06(4)	13,926	13,926
US Bank N.A.
2.85%, 11/15/06	4,642	4,560

		25,681
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(5)(6)	7,221	7,221

		7,221
REPURCHASE AGREEMENTS(3) – 0.83%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $286,674 and effective yields of 4.03% to 4.05%.(7)	286,642	286,642
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $336,581 and an effective yield of 4.03%.(7)	336,543	336,543
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $116,062 and an effective yield of 4.02%.(7)	116,049	116,049
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $58,031 and an effective yield of 4.02%.(7)	58,025	58,025
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $58,032 and an effective yield of 4.08%.(8)	58,025	58,025
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $127,668 and effective yields of 4.02% to 4.10%.(7)	127,654	127,654

		982,938
TIME DEPOSITS(3) – 0.23%
Deutsche Bank AG
4.04%, 12/01/05	89,109	89,109
KBC Groupe SA
4.05%, 12/01/05	69,630	69,630
Societe Generale
4.04%, 12/01/05	116,049	116,049

		274,788

VARIABLE & FLOATING RATE NOTES(3) – 1.76%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	81,583	81,605
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	89,358	89,357
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	38,296	38,296
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	12,765	12,773
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	75,432	75,470
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	15,086	15,086
Bank of America N.A.
4.06%, 08/10/06	116,049	116,049
Bank of Ireland
4.13%, 11/17/06(4)	23,210	23,210
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	57,793	57,789
BMW US Capital LLC
4.09%, 12/15/06(4)	23,210	23,210
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	62,435	62,433
Commodore CDO Ltd.
3.91%, 06/13/06(4)	5,802	5,802
DEPFA Bank PLC
3.88%, 09/15/06	23,210	23,210
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	36,904	36,905
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	23,210	23,210
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	23,210	23,210
Fifth Third Bancorp
4.15%, 11/22/06(4)	46,420	46,420
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	16,247	16,247
General Electric Capital Corp.
4.19%, 10/06/06	10,444	10,453
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	17,407	17,407
Hartford Life Global Funding Trust
4.11%, 12/15/06	23,210	23,210
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	23,210	23,210
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	19,728	19,734
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	67,309	67,306
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	24,342	24,342
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	78,914	78,918
Lothian Mortgages PLC
4.18%, 01/24/06(4)	11,605	11,605
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	35,975	35,981
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	69,398	69,440
Mound Financing PLC
4.05%, 11/08/06(4)	46,420	46,420
Natexis Banques Populaires
4.10%, 10/16/06(4)	17,407	17,407

National City Bank (Ohio)
4.03%, 01/06/06	11,605	11,605
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	85,877	85,881
Nordea Bank AB
4.10%, 08/11/06(4)	40,617	40,617
Northern Rock PLC
4.10%, 11/03/06(4)	27,852	27,853
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	63,131	63,130
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	58,025	58,025
Principal Life Income Funding Trusts
4.29%, 05/10/06	17,407	17,408
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	19,728	19,728
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	72,183	72,181
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	23,210	23,210
Societe Generale
4.06%, 11/24/06(4)	16,247	16,247
Strips III LLC
4.24%, 07/24/06(4)(9)	6,392	6,392
SunTrust Bank
4.19%, 04/28/06	34,815	34,815
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	51,758	51,754
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	51,062	51,060
Union Hamilton Special Funding LLC
4.00%, 03/28/06	23,210	23,210
US Bank N.A.
4.14%, 09/29/06	10,444	10,442
Variable Funding Capital Corp.
4.07%, 02/16/06	40,617	40,617
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	49,731	49,731
Wells Fargo & Co.
4.11%, 09/15/06(4)	11,605	11,606
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	40,617	40,614
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	47,580	47,580
Winston Funding Ltd.
4.26%, 01/23/06	16,572	16,572
World Savings Bank
4.04%, 03/09/06	34,815	34,814

		2,070,807

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,102,704)		5,102,704

TOTAL INVESTMENTS IN SECURITIES – 104.06% (Cost: $105,561,353)		122,779,452
Other Assets, Less Liabilities – (4.06)%		(4,793,310)

NET ASSETS – 100.00%		$117,986,142

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.76%
AIRLINES – 0.47%
China Airlines	5,571,319	$2,643,075
EVA Airways Corp.	5,609,557	2,493,843

		5,136,918
APPAREL – 0.45%
Pou Chen Corp.	7,949,243	4,945,226

		4,945,226
AUTO MANUFACTURERS – 0.52%
China Motor Co. Ltd.	1,870,423	1,721,668
Yulon Motor Co. Ltd.	3,776,447	3,954,985

		5,676,653
AUTO PARTS & EQUIPMENT – 0.14%
Cheng Shin Rubber Industry Co. Ltd.	2,047,102	1,575,845

		1,575,845
BANKS – 9.61%
Chang Hwa Commercial Bank Ltd.	18,570,446	8,726,843
Chinatrust Financial Holding Co. Ltd.	26,578,469	21,371,895
E.Sun Financial Holding Co. Ltd.	11,376,253	7,128,084
First Financial Holding Co. Ltd.	21,142,602	14,761,435
Hua Nan Financial Holdings Co. Ltd.	16,713,965	10,522,435
International Bank of Taipei	7,428,756	4,532,770
Mega Financial Holding Co. Ltd.	42,711,136	28,036,132
Taishin Financial Holdings Co. Ltd.	18,980,439	9,995,517

		105,075,111
BUILDING MATERIALS – 1.00%
Asia Cement Corp.	5,885,649	3,283,903
Taiwan Cement Corp.	7,688,738	4,806,106
Taiwan Glass Industrial Corp.	3,714,341	2,792,779

		10,882,788
CHEMICALS – 7.86%
Eternal Chemical Co. Ltd.	1,988,010	1,269,365
Formosa Chemicals & Fibre Co.	11,927,401	18,790,314
Formosa Plastic Co.	20,427,497	30,657,549
Nan Ya Plastic Corp.	24,141,085	29,063,949
Oriental Union Chemical Corp.	2,204,382	1,420,676
Taiwan Fertilizer Co. Ltd.	3,714,000	3,856,341
Taiwan Styrene Monomer Corp.	1,935,696	837,451

		85,895,645
COMMERCIAL SERVICES – 0.25%
Taiwan Secom Co. Ltd.	1,883,515	2,719,999

		2,719,999

COMPUTERS – 10.00%
Acer Inc.	11,142,533	24,701,711
Advantech Co. Ltd.	1,857,731	4,750,266
Benq Corp.	9,285,019	8,394,208
CMC Magnetics Corp.(1)	12,999,400	4,537,989
Compal Electronics Inc.	15,273,214	13,420,541
Foxconn Technology Co. Ltd.	1,857,100	8,643,989
High Tech Computer Corp.	390,000	5,794,931
Inventec Co. Ltd.	5,571,620	3,233,370
Lite-On Technology Corp.	9,416,011	11,869,925
Mitac International	3,818,407	5,252,154
Quanta Computer Inc.	9,285,381	14,240,235
Ritek Corp.(1)	11,142,389	3,507,398
Systex Corp.(1)	3,790,887	989,699

		109,336,416
DIVERSIFIED FINANCIAL SERVICES – 3.45%
Fubon Financial Holding Co. Ltd.	18,570,000	14,821,426
Fuhwa Financial Holdings Co. Ltd.	9,614,821	3,801,118
Polaris Securities Co. Ltd.	5,814,372	2,255,280
SinoPac Financial Holdings Co. Ltd.	16,713,641	7,604,930
Waterland Financial Holdings	7,428,000	2,460,080
Yuanta Core Pacific Securities Co. Ltd.	11,295,644	6,774,252

		37,717,086
ELECTRICAL COMPONENTS & EQUIPMENT – 2.01%
Delta Electronics Inc.	5,571,414	11,220,792
Pacific Electric Wire & Cable Co. Ltd.(1)(2)	986	0
Phoenixtec Power Co. Ltd.	1,859,438	1,947,346
Tatung Co. Ltd.(1)	18,570,120	4,726,265
Walsin Lihwa Corp.	12,999,069	4,053,058

		21,947,461
ELECTRONICS – 18.78%
Asustek Computer Inc.	11,142,688	31,584,054
AU Optronics Corp.	24,141,716	34,575,118
Chi Mei Optoelectronics Corp.	14,864,428	18,072,994
Chunghwa Picture Tubes Ltd.	27,855,105	7,081,067
Compeq Manufacturing Co. Ltd.(1)	3,714,200	1,690,011
Elitegroup Computer Systems Co. Ltd.(1)	1,894,215	1,299,904
Gigabyte Technology Co. Ltd.	1,923,017	1,741,390
HannStar Display Corp.(1)	24,141,218	5,042,101
Hon Hai Precision Industry Co. Ltd.	15,338,814	77,573,928
Micro-Star International Co. Ltd.	1,973,396	1,118,722
Optimax Technology Corp.	2,049,157	3,521,697
Quanta Display Inc.	14,856,541	4,853,847
Synnex Technology International Corp.	3,714,679	4,377,969
Wintek Corp.	3,714,359	5,042,542
Ya Hsin Industrial Co. Ltd.	3,974,270	3,806,420
Yageo Corp.(1)	11,142,100	3,889,620

		205,271,384
FOOD – 0.58%
Uni-President Enterprises Co.	14,856,637	6,294,528

		6,294,528
FOREST PRODUCTS & PAPER – 0.17%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	5,787,322	1,899,436

		1,899,436

HAND & MACHINE TOOLS – 0.12%
Shihlin Electric & Engineering Corp.	1,857,080	1,302,125

		1,302,125
HOME FURNISHINGS – 0.43%
Nien Made Enterprise Co. Ltd.	1,857,733	2,214,391
Teco Electric and Machinery Co. Ltd.(1)	9,285,092	2,534,904

		4,749,295
INSURANCE – 4.77%
Cathay Financial Holding Co. Ltd.	24,142,055	43,723,732
Shin Kong Financial Holding Co. Ltd.	11,142,837	8,411,445

		52,135,177
INVESTMENT COMPANIES – 1.59%
China Development Financial Holding Co.(1)	48,282,338	17,431,227

		17,431,227
IRON & STEEL – 2.67%
China Steel Corp.	38,997,742	29,205,690

		29,205,690
LEISURE TIME – 0.31%
Giant Manufacturing Co. Ltd.	1,857,914	3,381,503

		3,381,503
MANUFACTURING – 0.22%
Premier Image Technology Corp.	1,935,262	2,402,080

		2,402,080
METAL FABRICATE & HARDWARE – 0.17%
Yieh Phui Enterprise	5,571,078	1,911,575

		1,911,575
MULTIPLE UTILITIES – 0.38%
Fu Sheng Industrial Co. Ltd.	3,714,320	4,100,486

		4,100,486
OFFICE & BUSINESS EQUIPMENT – 0.21%
Kinpo Electronics Inc.	5,571,119	2,293,907

		2,293,907
REAL ESTATE – 0.16%
Cathay Real Estate Development Co. Ltd.(1)	5,571,493	1,712,234

		1,712,234
RETAIL – 0.31%
President Chain Store Corp.	1,857,640	3,408,717

		3,408,717
SEMICONDUCTORS – 26.74%
Advanced Semiconductor Engineering Inc.	16,713,690	12,043,252
Macronix International Co. Ltd.(1)	24,141,200	2,910,010
MediaTek Inc.	3,714,239	38,842,946
Realtek Semiconductor Corp.	3,714,003	4,166,625
Siliconware Precision Industries Co. Ltd.	9,768,151	10,361,110
Taiwan Semiconductor Manufacturing Co. Ltd.	96,564,475	171,430,719
United Microelectronics Corp.	81,861,640	45,674,768
Via Technologies Inc.(1)	3,848,861	2,158,959
Winbond Electronics Corp.(1)	16,713,280	4,702,488

		292,290,877

TELECOMMUNICATIONS – 4.48%
Accton Technology Corp.(1)	3,714,259	1,673,414
Chunghwa Telecom Co. Ltd.	18,570,000	31,582,104
D-Link Corp.	2,030,638	2,335,668
Taiwan Cellular Corp.	11,142,920	9,874,378
Zyxel Communications Corp.	1,960,071	3,549,889

		49,015,453
TEXTILES – 0.93%
Far Eastern Textile Ltd.	11,767,351	7,215,141
Formosa Taffeta Co. Ltd.	3,767,152	1,770,305
Nien Hsing Textile Co. Ltd.	1,857,800	1,191,768

		10,177,214
TRANSPORTATION – 0.98%
Evergreen Marine Corp. Ltd.	4,071,194	2,587,353
U-Ming Marine Transport Corp.	2,118,800	2,212,648
Wan Hai Lines Ltd.	3,962,177	2,405,762
Yang Ming Marine Transport Corp.	5,571,667	3,499,384

		10,705,147

TOTAL COMMON STOCKS (Cost: $1,009,431,910)		1,090,597,203
SHORT-TERM INVESTMENTS – 0.12%
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(3)(4)	1,245,178	1,245,178

		1,245,178

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,245,178)		1,245,178

TOTAL INVESTMENTS IN SECURITIES – 99.88% (Cost: $1,010,677,088)		1,091,842,381
Other Assets, Less Liabilities – 0.12%		1,347,302

NET ASSETS – 100.00%		$1,093,189,683

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.49%
ADVERTISING – 0.58%
Aegis Group PLC	212,839	$437,353
WPP Group PLC	221,430	2,184,026

		2,621,379
AEROSPACE & DEFENSE – 1.46%
BAE Systems PLC	594,110	3,479,942
Cobham PLC	214,170	615,196
Meggitt PLC	84,942	492,028
Rolls-Royce Group PLC(1)	290,763	1,959,716

		6,546,882
AGRICULTURE – 2.75%
British American Tobacco PLC	295,482	6,442,406
Gallaher Group PLC	121,968	1,859,381
Imperial Tobacco Group PLC	134,794	4,021,188

		12,322,975
AIRLINES – 0.13%
British Airways PLC(1)	105,633	570,296

		570,296
AUTO PARTS & EQUIPMENT – 0.14%
GKN PLC	132,616	652,868
TI Automotive Ltd. Class A(1)(2)	52,283	0

		652,868
BANKS – 18.36%
Barclays PLC(3)	1,205,523	12,318,049
HBOS PLC	724,427	10,937,210
HSBC Holdings PLC	2,105,642	33,739,763
Lloyds TSB Group PLC	1,040,963	8,475,034
Royal Bank of Scotland Group PLC	592,658	16,921,334

		82,391,390
BEVERAGES – 2.69%
Diageo PLC	550,187	7,949,564
SABMiller PLC	167,706	2,980,338
Scottish & Newcastle PLC	137,940	1,134,381

		12,064,283
BUILDING MATERIALS – 0.81%
BPB PLC	94,259	1,256,730
Hanson PLC	137,577	1,416,476
Pilkington PLC	184,525	476,558
Travis Perkins PLC	22,143	486,233

		3,635,997
CHEMICALS – 0.87%
BOC Group PLC	93,170	1,794,394
Imperial Chemical Industries PLC	224,818	1,261,414
Johnson Matthey PLC	39,809	859,002

		3,914,810

COMMERCIAL SERVICES – 1.49%
Aggreko PLC	45,859	202,750
Brambles Industries PLC	130,680	889,816
Bunzl PLC	67,200	691,302
Capita Group PLC	119,669	811,735
Davis Service Group PLC	33,074	260,974
De La Rue PLC	31,149	227,998
Group 4 Securicor PLC	214,533	574,475
Hays PLC	311,212	648,918
Intertek Group PLC	30,613	377,431
Rank Group PLC	117,128	626,276
Rentokil Initial PLC	327,789	916,038
Serco Group PLC	89,540	455,911

		6,683,624
COMPUTERS – 0.13%
LogicaCMG PLC	210,596	581,242

		581,242
DISTRIBUTION & WHOLESALE – 0.65%
Inchcape PLC	14,278	581,100
Wolseley PLC	109,747	2,337,746

		2,918,846
DIVERSIFIED FINANCIAL SERVICES – 1.16%
AMVESCAP PLC	137,819	942,004
Cattles PLC	61,226	313,864
Close Brothers Group PLC	23,232	341,103
ICAP PLC	93,049	583,668
London Stock Exchange PLC	49,153	509,901
Man Group PLC	54,813	1,683,559
Provident Financial PLC	45,859	472,952
Schroders PLC	22,990	352,667

		5,199,718
ELECTRIC – 2.62%
International Power PLC(1)	278,905	1,183,619
National Grid PLC	505,296	4,686,592
National Grid PLC Deferred Shares(1)(2)(4)	606,190	0
Scottish & Southern Energy PLC	159,115	2,701,013
Scottish Power PLC	345,334	3,173,075

		11,744,299
ELECTRONICS – 0.12%
Electrocomponents PLC	77,561	345,595
Premier Farnell PLC	75,504	210,350

		555,945
ENGINEERING & CONSTRUCTION – 0.67%
AMEC PLC	59,169	355,791
BAA PLC	199,892	2,198,151
Balfour Beatty PLC	79,739	463,614

		3,017,556
ENTERTAINMENT – 0.65%
EMI Group PLC	142,417	576,666
Hilton Group PLC	297,902	1,725,602
William Hill PLC	71,148	627,268

		2,929,536

FOOD – 4.14%
Cadbury Schweppes PLC	388,410	3,733,541
J Sainsbury PLC	257,125	1,265,823
Tate & Lyle PLC	92,928	882,002
Tesco PLC	1,459,502	7,652,332
Unilever PLC	514,613	5,044,605

		18,578,303
FOOD SERVICE – 0.33%
Compass Group PLC	402,446	1,469,388

		1,469,388
GAS – 0.61%
Centrica PLC	692,241	2,755,064

		2,755,064
HEALTH CARE - PRODUCTS – 0.39%
Smith & Nephew PLC	176,539	1,570,183
SSL International PLC	34,485	168,427

		1,738,610
HOLDING COMPANIES - DIVERSIFIED – 0.15%
Tomkins PLC	139,634	696,477

		696,477
HOME BUILDERS – 0.89%
Barratt Developments PLC	46,464	728,034
Bellway PLC	22,143	395,232
Berkeley Group Holdings (The) PLC(1)	20,933	368,382
Bovis Homes Group PLC	23,958	300,770
Persimmon PLC	52,635	1,006,430
Taylor Woodrow PLC	108,779	639,986
Wimpey (George) PLC	72,963	552,682

		3,991,516
HOME FURNISHINGS – 0.03%
MFI Furniture Group PLC	122,000	157,804

		157,804
HOUSEHOLD PRODUCTS & WARES – 0.80%
Reckitt Benckiser PLC	115,313	3,571,723

		3,571,723
INSURANCE – 3.22%
Aviva PLC	441,045	5,239,260
Friends Provident PLC	352,352	1,163,022
Legal & General Group PLC	1,209,516	2,448,747
Prudential PLC	446,520	4,075,772
Resolution PLC	37,873	421,065
Royal & Sun Alliance Insurance Group PLC	552,365	1,084,847

		14,432,713
IRON & STEEL – 0.17%
Corus Group PLC	800,415	772,159

		772,159
LEISURE TIME – 0.47%
Carnival PLC	31,823	1,784,706
First Choice Holidays PLC	86,757	321,641

		2,106,347

LODGING – 0.25%
InterContinental Hotels Group PLC	82,522	1,118,807

		1,118,807
MANUFACTURING – 0.80%
BBA Group PLC	87,362	473,166
Cookson Group PLC(1)	37,550	249,510
FKI PLC	117,733	230,209
IMI PLC	66,550	541,819
Invensys PLC(1)	1,093,014	330,987
Smiths Group PLC	105,149	1,772,191

		3,597,882
MEDIA – 2.84%
British Sky Broadcasting Group PLC	224,455	1,918,681
Daily Mail & General Trust PLC Class A	57,354	744,836
EMAP PLC	46,343	689,651
ITV PLC	771,375	1,448,244
Pearson PLC	149,798	1,743,190
Reed Elsevier PLC	236,918	2,111,309
Reuters Group PLC	267,773	1,858,051
Trinity Mirror PLC	56,265	592,441
United Business Media PLC	53,415	557,811
Yell Group	127,534	1,089,080

		12,753,294
MINING – 5.19%
Anglo American PLC	264,506	8,311,853
BHP Billiton PLC	460,526	6,905,088
Rio Tinto PLC	199,045	8,059,603

		23,276,544
OIL & GAS – 19.83%
BG Group PLC	655,941	6,134,893
BP PLC	3,907,090	42,863,758
Royal Dutch Shell PLC Class A	757,702	23,416,738
Royal Dutch Shell PLC Class B	514,613	16,607,570

		89,022,959
PACKAGING & CONTAINERS – 0.20%
Rexam PLC	99,704	880,754

		880,754
PHARMACEUTICALS – 9.21%
Alliance Unichem PLC	45,628	587,423
AstraZeneca PLC	300,443	13,870,574
GlaxoSmithKline PLC	1,086,943	26,877,292

		41,335,289
REAL ESTATE – 1.55%
British Land Co. PLC	97,405	1,650,944
Brixton PLC	51,667	361,642
Great Portland Estates PLC	28,072	194,060
Hammerson PLC	53,119	877,809
Land Securities Group PLC	86,999	2,331,912
Liberty International PLC	45,859	776,880
Slough Estates PLC	79,739	753,373

		6,946,620
RETAIL – 3.30%
Boots Group PLC	134,444	1,393,525
DSG International	345,092	913,635
Enterprise Inns PLC	66,550	1,004,179
GUS PLC	189,728	2,939,974

HMV Group PLC	73,205	236,880
Kesa Electricals PLC	94,864	404,636
Kingfisher PLC	437,052	1,701,618
Marks & Spencer Group PLC	308,187	2,437,121
Mitchells & Butlers PLC	92,807	599,013
Next PLC	47,311	1,133,857
Punch Taverns PLC	47,674	684,709
Signet Group PLC	334,444	597,530
Whitbread PLC	46,222	753,836

		14,800,513
SEMICONDUCTORS – 0.12%
ARM Holdings PLC	253,011	534,128

		534,128
SOFTWARE – 0.35%
iSOFT Group PLC	41,987	277,539
Misys PLC	88,330	331,676
Sage Group PLC	244,783	983,747

		1,592,962
TELECOMMUNICATIONS – 7.24%
BT Group PLC	1,582,196	5,845,271
Cable & Wireless PLC(4)	446,974	922,332
Marconi Corp. PLC(1)	38,720	253,599
Vodafone Group PLC	11,793,144	25,457,553

		32,478,755
TRANSPORTATION – 0.95%
Arriva PLC	36,300	360,550
Associated British Ports Holdings PLC	55,539	552,362
Exel PLC(4)	53,966	1,130,865
FirstGroup PLC	70,906	421,767
National Express Group PLC	26,015	406,048
Peninsular & Oriental Steam Navigation Co. (The)	140,602	1,071,118
Stagecoach Group PLC	156,447	319,445

		4,262,155
VENTURE CAPITAL – 0.34%
3i Group PLC	105,391	1,546,486

		1,546,486
WATER – 0.84%
Kelda Group PLC	68,002	861,349
Severn Trent PLC	62,799	1,091,021
United Utilities PLC	161,535	1,807,098

		3,759,468

TOTAL COMMON STOCKS (Cost: $414,931,150)		446,528,366

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.51%
CERTIFICATES OF DEPOSIT(5) – 0.05%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$4,773	$4,783
Bank of Nova Scotia
4.02%, 01/03/06	3,818	3,818

Canadian Imperial Bank of Commerce
4.05%, 12/14/05	8,591	8,591
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	38,184	38,184
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	25,774	25,773
First Tennessee Bank
4.18%, 01/26/06	1,480	1,479
Fortis Bank NY
3.83% - 3.84%, 01/25/06	14,319	14,319
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	24,820	24,820
Nordea Bank PLC
4.03%, 10/02/06	5,728	5,726
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	14,319	14,318
Societe Generale
4.15%, 03/30/06	8,114	8,113
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	16,705	16,706
UBS AG
3.40%, 12/15/05	3,818	3,818
Unicredito Italiano SpA
3.80%, 06/14/06	12,410	12,407
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	17,278	17,278
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	14,319	14,319

		214,452
COMMERCIAL PAPER(5) – 0.11%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	9,546	9,415
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	7,637	7,631
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	7,159	7,159
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	4,631	4,607
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	32,456	32,298
CC USA Inc.
4.23%, 04/21/06	2,864	2,816
Charta LLC
4.25%, 01/26/06	7,159	7,112
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	11,336	11,283
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	35,129	34,876
Descartes Funding Trust
4.12%, 11/15/06(6)	4,296	4,296
Dorada Finance Inc.
3.76%, 01/26/06	955	949
Edison Asset Securitization LLC
4.37%, 05/08/06	4,773	4,681
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	28,984	28,962
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	9,511	9,466
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	24,820	24,738

Galaxy Funding Inc.
4.23%, 04/18/06	2,740	2,695
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	9,546	9,508
General Electric Capital Corp.
3.98%, 12/13/05	9,546	9,533
General Electric Co.
3.98%, 12/30/05	4,773	4,758
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	47,681	47,512
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	9,069	9,029
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	27,683	27,508
HSBC PLC
3.88%, 02/03/06	2,864	2,844
Jupiter Securitization Corp.
4.23%, 01/24/06	3,341	3,320
Liberty Street Funding Corp.
4.23%, 01/04/06	3,818	3,803
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	19,951	19,912
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	7,637	7,605
Nordea North America Inc.
4.16%, 04/04/06	10,023	9,880
Park Avenue Receivables Corp.
4.03%, 12/08/05	8,720	8,713
Park Granada LLC
4.05%, 12/08/05	9,546	9,538
Park Sienna LLC
4.07%, 12/01/05	4,454	4,454
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	13,133	13,123
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	9,546	9,465
Sedna Finance Inc.
3.92%, 02/21/06	2,386	2,365
Sigma Finance Inc.
4.16%, 04/06/06	5,728	5,644
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	30,674	30,518
Sydney Capital Corp.
3.98%, 12/13/05	1,442	1,440
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	2,560	2,550
Three Pillars Funding Corp.
4.03%, 01/17/06	4,617	4,592
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	5,728	5,723
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	43,622	43,399
Variable Funding Capital Corp.
4.02%, 12/05/05	7,227	7,224

		496,944
LOAN PARTICIPATIONS(5) – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	4,773	4,773

		4,773

MEDIUM-TERM NOTES(5) – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06(6)	2,959	2,959
K2 USA LLC
3.94%, 07/07/06(6)	5,728	5,727
US Bank N.A.
2.85%, 11/15/06	1,909	1,876

		10,562
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.04%(3)(7)	193,012	193,012

		193,012
REPURCHASE AGREEMENTS(5) – 0.09%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $117,906 and effective yields of 4.03% to 4.05%.(8)	117,893	117,893
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $138,432 and an effective yield of 4.03%.(8)	138,417	138,417
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $47,735 and an effective yield of 4.02%.(8)	47,730	47,730
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $23,868 and an effective yield of 4.02%.(8)	23,865	23,865
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $23,868 and an effective yield of 4.08%.(9)	23,865	23,865
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $52,509 and effective yields of 4.02% to 4.10%.(8)	52,503	52,503

		404,273
TIME DEPOSITS(5) – 0.03%
Deutsche Bank AG
4.04%, 12/01/05	36,649	36,649
KBC Groupe SA
4.05%, 12/01/05	28,638	28,638
Societe Generale
4.04%, 12/01/05	47,730	47,730

		113,017
VARIABLE & FLOATING RATE NOTES(5) – 0.19%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(6)	33,554	33,562
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	36,752	36,750
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	15,751	15,750
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	5,250	5,254
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(6)	31,024	31,040
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(6)	6,205	6,205

Bank of America N.A.
4.06%, 08/10/06	47,730	47,730
Bank of Ireland
4.13%, 11/17/06(6)	9,546	9,546
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(6)	23,770	23,769
BMW US Capital LLC
4.09%, 12/15/06(6)	9,546	9,546
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(6)	25,679	25,677
Commodore CDO Ltd.
3.91%, 06/13/06 (6)	2,386	2,386
DEPFA Bank PLC
3.88%, 09/15/06	9,546	9,546
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(6)	15,178	15,178
Eli Lilly Services Inc.
4.06%, 09/01/06(6)	9,546	9,546
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	9,546	9,546
Fifth Third Bancorp
4.15%, 11/22/06(6)	19,092	19,092
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(6)	6,682	6,682
General Electric Capital Corp.
4.19%, 10/06/06	4,296	4,299
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	7,159	7,159
Hartford Life Global Funding Trust
4.11%, 12/15/06	9,546	9,546
HBOS Treasury Services PLC
4.01%, 07/24/06(6)	9,546	9,546
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	8,114	8,116
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(6)	27,683	27,682
Leafs LLC
4.16%, 01/20/06 - 02/21/06(6)	10,012	10,011
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(6)	32,456	32,459
Lothian Mortgages PLC
4.18%, 01/24/06(6)	4,773	4,773
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	14,796	14,799
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(6)	28,543	28,560
Mound Financing PLC
4.05%, 11/08/06(6)	19,092	19,092
Natexis Banques Populaires
4.10%, 10/16/06(6)	7,159	7,159
National City Bank (Ohio)
4.03%, 01/06/06	4,773	4,773
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(6)	35,320	35,322
Nordea Bank AB
4.10%, 08/11/06(6)	16,705	16,705
Northern Rock PLC
4.10%, 11/03/06(6)	11,455	11,456
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(6)	25,965	25,965
Pfizer Investment Capital PLC
4.08%, 12/15/06(6)	23,865	23,865
Principal Life Income Funding Trusts
4.29%, 05/10/06	7,159	7,160

Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(6)	8,114	8,114
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(6)	29,688	29,688
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(6)	9,546	9,546
Societe Generale
4.06%, 11/24/06(6)	6,682	6,682
Strips III LLC
4.24%, 07/24/06(6)(10)	2,629	2,629
SunTrust Bank
4.19%, 04/28/06	14,319	14,319
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(6)	21,288	21,286
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	21,001	21,001
Union Hamilton Special Funding LLC
4.00%, 03/28/06	9,546	9,546
US Bank N.A.
4.14%, 09/29/06	4,296	4,295
Variable Funding Capital Corp.
4.07%, 02/16/06	16,705	16,705
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(6)	20,454	20,454
Wells Fargo & Co.
4.11%, 09/15/06(6)	4,773	4,773
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(6)	16,705	16,705
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(6)	19,569	19,569
Winston Funding Ltd.
4.26%, 01/23/06	6,816	6,816
World Savings Bank
4.04%, 03/09/06	14,319	14,319

		851,699

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,288,732)		2,288,732

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $417,219,882)		448,817,098
Other Assets, Less Liabilities – 0.00%		3,263

NET ASSETS – 100.00%		$448,820,361

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security represents a security on loan. See Note 3.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(9)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(10)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Notes to the Schedule of Investments (Unaudited)

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of November 30, 2005, the Company offered 24 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Netherlands, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Australia	$422,341,844	$55,893,077	$(6,089,519)	$49,803,558
Austria	207,758,665	39,058,886	(1,827,089)	37,231,797
Belgium	57,989,342	2,097,518	(1,427,136)	670,382
Brazil	746,277,026	333,382,634	(1,210,886)	332,171,748
Canada	470,326,036	117,092,075	(10,086,072)	107,006,003
Emerging Markets	8,654,909,334	1,677,049,755	(107,066,357)	1,569,983,398
EMU	580,293,102	78,377,174	(8,955,858)	69,421,316

Notes to the Schedule of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
France	$101,070,909	$15,780,250	$(8,703,381)	$7,076,869
Germany	572,473,014	29,310,709	(24,793,821)	4,516,888
Hong Kong	684,127,511	81,580,839	(8,041,769)	73,539,070
Italy	56,632,430	7,573,335	(1,562,240)	6,011,095
Japan	10,952,489,392	2,026,780,868	(118,847,810)	1,907,933,058
Malaysia	316,461,780	57,791,897	(10,035,817)	47,756,080
Mexico	335,835,593	69,905,637	(103,106)	69,802,531
Netherlands	64,345,068	3,818,306	(860,271)	2,958,035
Pacific ex-Japan	1,599,139,869	281,104,497	(4,996,995)	276,107,502
Singapore	375,857,089	42,631,371	(4,565,828)	38,065,543
South Africa	112,918,023	57,888,743	(99,779)	57,788,964
South Korea	865,572,061	344,820,609	(1,375,202)	343,445,407
Spain	62,271,293	14,443,122	(28,567)	14,414,555
Sweden	58,208,132	11,585,147	(258,538)	11,326,609
Switzerland	106,197,117	17,297,562	(715,227)	16,582,335
Taiwan	1,037,963,377	95,583,377	(41,704,373)	53,879,004
United Kingdom	424,700,020	42,660,437	(18,543,359)	24,117,078

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI United Kingdom Index Fund seeks to match the price performance of its benchmark index by investing in common stocks included in its benchmark index, the Fund held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Fund’s investment adviser.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in the shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of November 30, 2005, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the quarter ended November 30, 2005, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

Notes to the Schedule of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Australia
IMMF	108	11,271	11,356	23	$23,245	$1,746	$—
Austria
IMMF	2	1,855	1,856	1	979	288	—
Belgium
IMMF	3	386	388	1	903	61	—
Brazil
IMMF	1,112	90,467	90,808	771	770,730	14,224	—
Canada
IMMF	39	22,862	22,508	393	393,422	3,675	—
Emerging Markets
IMMF	4,035	530,769	522,062	12,742	12,742,452	82,016	—
iShares MSCI Malaysia Index Fund	1,180	35	—	1,215	8,549,087	—	—
iShares MSCI South Korea Index Fund	402	117	24	495	20,209,120	—	386,160
iShares MSCI Taiwan Index Fund	1,516	—	—	1,516	17,997,057	—	—
EMU
IMMF	12	3,688	3,679	21	21,252	568	—
France
IMMF	150	1,275	1,424	1	860	191	—
Germany
IMMF	34	12,771	12,784	21	21,483	1,924	—
Hong Kong
IMMF	23	4,053	4,045	31	30,663	626	—
Italy
IMMF	4	562	454	112	111,824	79	—
Japan
IMMF	694	762,358	735,550	27,502	27,501,932	120,782	—
Malaysia
IMMF	401	9,486	9,887	—	415	1,480	—
Mexico
IMMF	17	7,421	6,971	467	466,857	1,242	—
Netherlands
IMMF	2	536	535	3	3,427	87	—
Pacific ex-Japan
IMMF	816	26,275	26,144	947	947,334	4,006	—
Singapore
IMMF	52	6,441	6,440	53	52,956	989	—
South Africa
IMMF	5	2,212	2,211	6	5,790	325	—
South Korea
IMMF	1,393	84,138	81,945	3,586	3,585,816	12,996	—
Spain
IMMF	6	636	636	6	5,910	103	—

Notes to the Schedule of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Sweden
IMMF	7	538	540	5	$4,885	$84	$—
Switzerland
IMMF	42	3,588	3,623	7	7,221	583	—
Taiwan
IMMF	70	28,061	26,886	1,245	1,245,178	4,527	—
United Kingdom
Barclays PLC	1,224	11	29	1,206	12,318,049	—	76,406
IMMF	28	4,125	3,960	193	193,012	648	—

During the quarter ended November 30, 2005, certain Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of November 30, 2005, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and long-term non-U.S. Government debt securities.

Item 2. Controls and Procedures.

(a)

The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 26, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	January 26, 2006